File  No.    33-13247


SECURITIES  AND  EXCHANGE  COMMISSION
WASHINGTON,  D.C.    20549

FORM  N-1A

REGISTRATION  STATEMENT  UNDER
THE  SECURITIES  ACT  OF  1933
POST-EFFECTIVE  AMENDMENT  NO.  16

REGISTRATION  STATEMENT  UNDER
THE  INVESTMENT  COMPANY  ACT  OF  1940
POST-EFFECTIVE  AMENDMENT  NO.  16

SATURNA  INVESTMENT  TRUST
(Exact  Name  of  Registrant  as  Specified  in  Charter)

1300  North  State  Street
Bellingham,  Washington  98225-4730
(Address  of  Principal  Executive  Offices)

Registrant's  Telephone  Number  -  (360)  734-9900

Pandora  Larner
1300  North  State  Street
Bellingham,  Washington  98225-4730
(Name  and  Address  of  Agent  for  Service)

It is proposed that this filing will become effective: ______ Immediately upon filing pursuant to paragraph (b) of rule 485 ___X__ on March 26, 1998 pursuant to paragraph (b) of Rule 485
------
______  60  days  after  filing  pursuant  to  paragraph  (a)(1)  of  Rule 485
______  on  _______pursuant  to  paragraph  (a)(1)  of  rule  485
______  75  days  after  filing  pursuant  to  paragraph  (a)(2)  of  Rule 485
___            _    on                pursuant to paragraph (a)(2) of rule 485
---          ---

If appropriate, check the following box:
____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The above issuer has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. No filing fee is due because of reliance on Rule 24f-2. The Notice required by such Rule for the fiscal year ended November 30, 1997 was filed on February 11, 1998.

                         CROSS  REFERENCE  SHEET

 PART  A                                                   PROSPECTUS CAPTIONS
 -------                                                   -------------------

1.    Cover  Page                                             About the Trust;
                                    Expenses

2.    Synopsis                                                    Not Required

3.    Condensed  Financial Information          Expenses; Financial Highlights

4.    General  Description  of  Registrant                    About the Trust,
                              Investment Objectives
                            and Policies; Investment
                                                          Policies  and  Risk
                                                               Considerations

5.    Management  of  the  Fund                              Trust Management,
                                                          Investment  Adviser

6.    Capital  Stock  and  Other  Securities          Capital Stock; Dividends

7.    Purchase  of  Securities  Being  Offered                Net Asset Value,
                                                         How  to  Buy  Shares

8.    Redemption  or  Repurchase                          How to Redeem Shares

9.    Pending  Legal  Proceedings                               Not Applicable

                             STATEMENT OF ADDITIONAL
                                                     -------------------------
PART  B                                                   INFORMATION CAPTIONS
-------                                                   --------------------

10.    Cover  Page                                                  Cover Page

11.    Table  of  Contents                                   Table of Contents

12.   General Information and History          General Information and History

13.    Investment  Objectives  &  Policies               Investment Objectives
                                                                and  Policies;
                                                          Portfolio  Turnover;
                            Investment Considerations


14.    Management  of  the  Registrant                 Management of the Trust

15.    Control  Persons  and  Principal                   Principal Holders of
Securities
            Holders  of  Securities

16.    Investment  Advisory  and  Other                    Investment Advisory
          Services                                          and Other Services

17.    Brokerage  Allocation  and  Other                  Brokerage Allocation
           Practices                                        Portfolio Turnover

18.    Capital  Stock  and  Other  Securities                   Not Applicable

19.    Purchase,  Redemptions  and  Pricing           Purchase, Redemption and
          of  Securities  Being  Offered                 Pricing of Securities
                                        Being  Offered

20.    Tax  Status                                                  Tax Status

21.    Underwriters                                             Not Applicable

22.    Calculations  of  Performance  Data                    Performance Data

23.    Financial  Statements                              Financial Statements

PART  A


PROSPECTUS

SATURNA  INVESTMENT  TRUST  OFFERS  FOUR
 NO-LOAD  SEXTANT  FUNDS:
SEXTANT GROWTH FUND seeks long-term growth through investment in U.S. common stocks SEXTANT INTERNATIONAL FUND seeks long-term growth through investment in foreign stocks SEXTANT SHORT-TERM BOND FUND seeks capital stability and a high level of current income by investing in short-term debt securities SEXTANT BOND INCOME FUND seeks a high level of current income by investing in long-term debt securities

You should read this Prospectus before invest-ing in the Funds. Please read it carefully and keep it for future reference. A Statement of Additional Information dated March 26, 1998, was filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. You may obtain a free copy at the SEC website (www.sec.gov) or the Saturna website (www.saturna.com), or by contacting:

Saturna  Capital
1300  N.  State  Street
Bellingham,  WA  98225
800/  SATURNA    [800/  728-8762]
E-MAIL:  SEXTANT@SATURNA.COM


Neither the Securities and Exchange Commission nor any state securities commission has approved or disap-proved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

Sextant  Mutual  Funds
(Graphic  Omitted)



From
(Graphic  Omitted)
SATURNA  CAPITAL
Mutual  Funds


NO-LOAD,
NO  SALES  CHARGE,
NO  12B-1


PROSPECTUS
March  26,  1998

                                       2
Expenses
The table illustrates each Fund's operating expenses for the fiscal year ended Nov. 30, 1997. The Sextant Funds impose no sales load on purchases or reinvested dividends, no "12b-1" fees, nor any deferred sales load upon redemption. There are no redemption fees or exchange fees.

ANNUAL  FUND  OPERATING  EXPENSES
 (as  a  percentage  of  average  net  assets)




                                      Sextant         Sextant          Sextant          Sextant
                                      Growth          International    Short-Term       Bond Income
                                      Fund            Fund             Bond  Fund       Fund
                                      ----            ----             ----------       ----




Advisory fee (1) (after waivers) (2)  0.61%            0.90%            0.21%           0.00%
12b-1 Expenses                        NONE             NONE             NONE            NONE
Other Expenses                        0.43%            0.61%            0.39%           0.47%
Total Fund Operating Expenses         1.04%            1.51%            0.60%           0.47%





FOR  EXAMPLE:



Each Fund estimates paying    1 year --  $ 11  $ 16  $ 6  $ 6
these expenses on a $1,000    3 years--  $ 34  $ 50  $20  $20
investment, assuming a 5%     5 years--  $ 60  $ 88  $35  $35
net annual return:           10 years--  $137  $199  $79  $79


(1)  Each Sextant Fund pays an Investment Advisory and Administrative Services
Fee  of  0.60%  annually.    This  fee  is
 then  subject  to  a  performance  adjustment (plus or minus) of up to 0.30%.
 (2) The Adviser voluntarily waives its advisory fee to limit the expenses of the two Sextant bond funds to 0.60% annually through March 31, 1999. Moreover, it waives its bond fund fee entirely when assets are less than $2 million. Earn-ings credits allow the Funds' custodian to waive fees for all four Funds. Without these limitations and with the maxi-mum performance adjustment, Advisory fees of the bond Funds might be as high as 0.80%, and Total Fund Operating Expenses 1.20%. The example assumes a continuation of the most recent year's fees and limits for the 3, 5 and 10 year periods.



THIS INFORMATION IS TO HELP YOU UNDERSTAND THE VARIOUS (BOTH DIRECT AND INDIRECT) EXPENSES THAT AN INVESTOR BEARS. THIS TABLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES ARE LIKELY TO BE MORE OR LESS THAN THOSE SHOWN. SEE FINANCIAL HIGHLIGHTS AND INVESTMENT ADVISER FOR MORE DETAILS.

Financial Highlights


Selected data for a share of each of
the SEXTANT FUNDS follows. These schedules for the year ended November 30, 1997 were audited by Tait, Weller & Baker, LLP, independent accountants, whose report is included in the Sextant Mutual Funds' Annual Report (incorporated by reference into the Statement of Additional Information). Other auditors, whose reports expressed unqualified opinions, audited prior year financial statements. These schedules should be read with the other financial statements and notes in the Annual Report (available without charge from the Trust), which also includes management's discussion of each Fund's performance.



(GRAPHIC  OMITTED)
SEXTANT  INTERNATIONAL  FUND

Selected data per share outstanding from September 28, 1995 (commencement of operations) through November 30, 1997.




-                                                                             -               -   Sept. 28, '95
-                                                                 Year Ended      Year Ended          (Inception)
                                                                                                  to
-                                                                 Nov. 30, '97    Nov. 30, '96    Nov. 30, '95
                                                                  --------------  --------------  ---------------
NET ASSET VALUE AT BEGINNING OF PERIOD                            $        5.87   $        4.99   $         5.00
                                                                  --------------  --------------  ---------------
    INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                      0.06            0.03            (0.02)
Net gains or losses on securities (both realized and unrealized)           0.74            0.88             0.01
                                                                  --------------  --------------  ---------------
Total from investment operations                                           0.80            0.91            (0.01)
                                                                  --------------  --------------  ---------------
LESS DISTRIBUTIONS
Dividends (from net investment income)                                    (0.06)          (0.03)            0.00
Distributions (from capital gains)                                         0.00            0.00             0.00
                                                                  --------------  --------------  ---------------
Total distributions                                                       (0.06)          (0.03)            0.00
                                                                  --------------  --------------  ---------------
NET ASSET VALUE AT END OF PERIOD                                  $        6.61   $        5.87   $         4.99
                                                                  ==============  ==============  ===============
TOTAL RETURN                                                              13.58%          18.16%          (0.20)%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------
Net assets ($000), end of period                                  $         881   $         695   $          328
Ratio of expenses to average net assets                                    1.51%           1.80%            0.49%
Ratio of net investment income to average net assets                       0.93%           0.60%          (0.38)%
Portfolio turnover rate                                                       9%             11%              12%
Average commission rate paid                                      $      0.0890   $      0.0827   $       0.0192


 For the above periods, all or a portion of the operating expenses were waived. If costs had not been have waived and directly assumed, the resulting increase to expenses per share in the period would have been $.00, $.03 and $.01, respectively. The increase to the ratio of expenses to average monthly net assets would be .00%, .50% and .21 %, respectively.

                                        *  not  annualized



(Graphic  omitted)
SEXTANT  GROWTH  FUND

Selected data per share outstanding throughout the year.

Note that the data prior to Sept. 28, 1995, when the fund operated with different investment objectives and fee arrangements, may not be meaningful.








-                                     1997     1996      1995      1994     1993     1992     1991     1990     1989     1988
                                    -------  -------  --------  --------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE AT BEGINNING        $ 7.92   $ 7.42   $  5.82   $  6.38   $ 5.93   $ 5.55   $ 4.93   $ 4.88   $ 4.88   $ 4.96
OF YEAR
INCOME FROM INVESTMENT OPERATIONS
Net investment income                (0.01)    0.00     (0.03)    (0.03)    0.01     0.01     0.04     0.27     0.28     0.30
Net gains or losses on securities
(both realized and unrealized)        2.41     0.50      1.82     (0.53)    0.45     0.38     0.60     0.01     0.00    (0.08)
                                    -------  -------  --------  --------  -------  -------  -------  -------  -------  -------
Total From Investment Operations      2.40     0.50      1.79     (0.56)    0.46     0.39     0.64     0.28     0.28     0.22
LESS DISTRIBUTIONS
Dividends (from net investment
income)                              (0.01)    0.00      0.00      0.00    (0.01)   (0.01)   (0.02)   (0.23)   (0.28)   (0.30)
Distributions (from capital gains)   (0.73)    0.00     (0.19)     0.00     0.00     0.00     0.00     0.00     0.00     0.00
                                    -------  -------  --------  --------  -------  -------  -------  -------  -------  -------
Total Distributions                  (0.74)    0.00     (0.19)     0.00    (0.01)   (0.01)   (0.02)   (0.23)   (0.28)   (0.30)
NET ASSET VALUE AT END
OF YEAR                             $ 9.58   $ 7.92   $  7.42   $  5.82   $ 6.38   $ 5.93   $ 5.55   $ 4.93   $ 4.88   $ 4.88
                                    =======  =======  ========  ========  =======  =======  =======  =======  =======  =======
TOTAL RETURN                         30.30%    6.74%    30.76%   (8.78)%    7.76%    7.01%   11.79%    7.37%    5.22%    5.12%
RATIOS/SUPPLEMENTAL DATA
----------------------------------
Net assets ($000), end of year      $2,188   $1,616   $ 1,137   $ 1,010   $1,425   $1,321   $  947   $   53   $1,356   $1,365
Ratio of expenses to average
net assets                            1.04%    0.95%     1.63%     1.50%    1.40%    1.60%    1.93%    1.06%    0.89%    0.25%
Ratio of net investment income       -0.12%    0.01%   (0.45)%   (0.43)%    0.15%    0.17%    0.60%    5.25%    5.60%    5.86%
to average net assets                   25%      32%       40%       12%      25%      46%      16%      29%      19%      20%
Portfolio turnover rate             $.0487   $.0458   $ .0572

  For 1995 and for each of the above the years prior to 1993, all or a portion of the operating expenses were waived. If these costs had not been waived, the resulting increase to expenses per share in each of these years would be $.01, $.01, $.05, .$.05, $.10, and$.16, respectively. The increase to the ratio of expenses to average net assets would have been 0.18%, 0.21%, 0.76%, 1.02%, 1.28%, and 2.02%, respectively.


(GRAPHIC  OMITTED)




SEXTANT  BOND  INCOME  FUND
Selected data per share outstanding throughout each period.



                                                                                                3/1/93
                                                            Year Ended November 30,     (Inception) to
                                                            -----------------------



-                                                        1997     1996     1995      1994    11/30/93
                                                       -------  -------  -------  --------  ----------
NET ASSET VALUE AT BEGINNING
OF PERIOD                                              $ 4.76   $ 4.91   $ 4.39   $  5.03   $    5.00
                                                       -------  -------  -------  --------  ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                    0.30     0.30     0.24      0.25        0.16
Net gains or losses on securities
(both realized and unrealized)                           0.07    (0.12)    0.52     (0.64)       0.04
                                                       -------  -------  -------  --------  ----------
Total From Investment Operations
LESS DISTRIBUTIONS
Dividends (from net investment income)                  (0.30)   (0.30)   (0.24)    (0.25)      (0.17)
Distributions (from capital gains)                       0.00    (0.03)    0.00      0.00       (0.00)
                                                       -------  -------  -------  --------  ----------
Total Distributions
NET ASSET VALUE AT END OF PERIOD                       $ 4.83   $ 4.76   $ 4.91   $  4.39   $    5.03
                                                       =======  =======  =======  ========  ==========
TOTAL RETURN                                             8.24%    4.04%   17.69%   (8.24)%       4.86%
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------
Net assets ($000), end of period                       $1,092   $1,201   $1,096   $ 1,456   $   1,662
Ratio of expenses to average net assets                  0.47%    0.63%    0.54%     0.41%       0.35%
Ratio of net investment income to average net assets     6.85%    5.96%    5.15%     5.48%       3.28%
Portfolio turnover rate                                    51%      75%      77%       74%         36%


  For each of the above periods, all or a portion of the operating expenses were waived. If these costs had not been waived, the resulting increases to expenses per share in each of the above periods would be $.03, $.03, $.22, $.13,and $.03, respectively. The increase to the ratio of expenses to average monthly net assets would be .63%, .70%, .60%, .51%, and 26%, respectively.


SEXTANT  SHORT-TERM  BOND  FUND
Selected  data  per  share  outstanding  throughout  the  period.
(GRAPHIC  OMITTED)





-                                                                             -               -   Sept. 28, '95
-                                                                 Year Ended      Year Ended          (Inception)
                                                                                                  to
-                                                                 Nov. 30, '97    Nov. 30, '96    Nov. 30, '95
                                                                  --------------  --------------  ---------------
NET ASSET VALUE AT BEGINNING OF PERIOD                            $        5.00   $        5.03   $         5.00
                                                                  --------------  --------------  ---------------
    INCOME FROM INVESTMENT OPERATIONS                                      0.27            0.25             0.03
Net investment income
Net gains or losses on securities (both realized and unrealized)          (0.01)          (0.03)            0.03
                                                                  --------------  --------------  ---------------
Total from investment operations                                           0.26            0.22             0.06
                                                                  --------------  --------------  ---------------
LESS DISTRIBUTIONS
Dividends (from net investment income)                                    (0.27)          (0.25)           (0.03)
Distributions (from capital gains)                                         0.00            0.00             0.00
                                                                  --------------  --------------  ---------------
Total distributions                                                       (0.27)          (0.25)           (0.03)
                                                                  --------------  --------------  ---------------
NET ASSET VALUE AT END OF PERIOD                                  $        4.99   $        5.00   $         5.03
                                                                  ==============  ==============  ===============
TOTAL RETURN
RATIOS/SUPPLEMENTAL DATA                                                   5.44%           4.85%            1.05%
----------------------------------------------------------------
Net assets ($000), end of period                                  $       2,508   $       2,016   $          878
Ratio of expenses to average net assets                                    0.60%           0.85%            0.23%
Ratio of net investment income to average net assets                       5.58%           6.30%            0.68%
Portfolio turnover rate                                                      47%            100%               0%

  For the above periods, all or a portion of the operating expenses were waived. If expenses had not been waived, the resulting increase to expenses per share in the periods would have been $.02, $.02 and $.007, respectively. The increase to the ratio of expenses to average monthly net assets would be .40%, .52% and
 .16%, respectively

About  the  Sextant  Funds
The Sextant Funds provide basic elements in a balanced investment program. The Funds are "no-load" funds, meaning that there are no sales or redemption charges, nor do the Funds have any "12b-1" charges.

The SEXTANT GROWTH FUND and SEXTANT INTER-NATIONAL FUND seek long-term growth. GROWTH FUND pursues its objective through investment in common stocks and other equity-type secu-rities, principally of U.S. issuers. The INTERNA-TIONAL FUND, by contrast, invests pri-marily in a diversified portfolio of foreign common stocks and other equity-type securi-ties.

SHORT-TERM BOND FUND seeks to preserve capital by investing in short-term debt securi-ties. BOND INCOME FUND, which invests in longer-term debt securities, has the potential for greater income but the risk of greater price fluctuation. Both seek a high level of current income.

Mutual funds enable you to invest as you might do for yourself if you had the time, experience and resources to research and diversify your own investments. Mutual funds sell their own shares to the public and invest the proceeds in a securities portfolio. The value of each fund's own shares fluctuates as the value of its portfo-lio securities fluctuates over time.

You purchase shares without any sales charge or "load." Because no charges are deducted, the entire amount you pay for shares is in-vested in the Fund you choose. Investment Objectives and Policies SEXTANT GROWTH FUND seeks long-term capital appreciation. The Fund invests primarily in a diversified portfolio of U.S. common stocks, securities convertible into common stocks, and preferred stocks. It also may invest in other securities suited for the Fund's investment objective. It may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. The Fund is not designed for investors seeking current income, and does not ordinarily invest in straight debt securities. The policy of investing for long-term capital appreciation requires shareholder approval to change.

SEXTANT INTERNATIONAL FUND'S seeks long-term capital appreciation by investing in a diversified portfolio of foreign common stocks and other equity-type securities (such as securities con-vertible into common stock and preferred stocks). The Fund normally invests at least 65% of its total assets in securities of non-U.S. issuers. The Fund is not designed for investors seeking current income.

The Fund diversifies its investments among several countries and does not concentrate in any particular industry. The Fund varies its investments geographically and by type of securities in which it invests based on the ad-viser's evaluation of economic, market, and political trends throughout the world. The adviser considers the relative political and economic stability of a company's home and operating countries in evaluating the potential rewards and risks of an investment opportunity. The Fund may invest in securities traded in mature markets (such as Canada and the United Kingdom) in less developed markets (for example, Chile and Mexico), and in emerging markets (for example Peru). Investments in foreign securities, especially those in less devel-oped and emerging markets present additional risk. (See Investment Policies and Risk Consid-erations.) 5

As a matter of operating policy (changeable by the Board of Trustees), the Fund limits its investments to those securities of foreign issuers that trade and settle in the U.S. or to American Depository Receipts ("ADR's") representing shares of foreign issuers.*foot1 ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. Positions in these securities are generally valued in U.S. dollars, and not in the same currency as the underlying security into which they may be converted.

The Fund's policy of seeking long-term capital appreciation by investing in a diversified port-folio of foreign securities requires shareholder approval to change.

SEXTANT SHORT-TERM BOND FUND seeks to provide a high level of current income, consis-tent with the preservation of capital. The Fund invests primarily in marketable short-term debt securities. Under normal circumstances the Fund's dollar-weighted average maturity does not exceed three years.

Short-Term Bond Fund is appropriate for investors who seek yields that are typically higher than are usually available from money market instruments with relatively stable prices and shorter maturities. They also want less price fluctuation than is likely from a longer-term fund, such as the Bond Income Fund. In contrast to money market funds, Short-Term Bond Fund does not seek to maintain a fixed net asset value, and an investor may receive more or less than the price paid for his shares at redemption.

SEXTANT BOND INCOME FUND seeks to provide a high level of current income. The Fund invests primarily in marketable long-term debt securi-ties. As an operating policy (changeable by the Board of Trustees), the Fund normally main-tains a dollar-weighted average effective matur-ity in excess of ten years. foot2 The "effective maturity" of a debt instrument is the weighted average period over which the Adviser expects the principal to be paid. It differs from the stated maturity in that it estimates the effect of expected principal prepayments and call provisions.

Bond Income Fund seeks a higher level of current income than is generally available from a shorter-term fund. It has greater levels of interest rate and other risks associated with investment in longer-term securities.

Under normal market conditions, the Sextant Short-Term Bond Fund and Sextant Bond Income Fund each invests at least 65% of its assets in "bonds," meaning:
Marketable debt securities payable in U.S. dollars, rated within the three highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa or A) or by Standard & Poor's Cor-poration (AAA, AA or A); - U.S. Government securities; High quality commercial paper; and - Bank obligations, including repurchase agreements foot3 A repurchase agreement involves the sale of securities to the Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate, within a specified time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses. of banks, having total assets in excess of $1 billion.

These Funds may not invest in a security rated at time of purchase below the fourth highest grade assigned by Moody's (Baa) or S&P (BBB). Considered medium grade, these secu-rities represent obligations of issuers with less capacity to pay interest and repay principal than those rated more highly. Investment in these debt securities involves somewhat greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing 6 their principal and interest payment
obligations.

Should a security's rating fall below the quali-fying minimum for purchase, the adviser is not required to dispose of it, but considers that factor in connection with deciding whether to hold it in the Fund's portfolio.

Short-Term Bond Fund's policy of seeking a high level of current income consistent with the preservation of capital requires shareholder approval to change. Similarly, the Bond In-come Fund's policy of pursuing a high level of current income requires shareholder approval to change.

Investment  Policies  and  Risk  Considerations

Investing in securities entails both market risk and risk of price variation in individual securi-ties. By diversifying its investments, a Fund reduces the risk of owning one or a few indi-vidual securities. There can be no guarantee that the investment objectives of any Fund will be realized. Sextant Growth Fund and Sextant International Fund Both of these Funds may invest in smaller companies. Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. These factors may be particularly applicable in smaller or emerging foreign markets.

Investing in foreign securities or instruments involves risks and opportunities not typically associated with investing in U.S. securities. These include fluctuations in exchange rates of foreign currencies; less public information with respect to issuers of securities; less governmen-tal supervision of exchanges, issuers, brokers; lack of uniform accounting, auditing, and financial reporting standards. There is also a risk of adverse political, social or diplomatic developments that could affect investments. See the Statement of Additional Information for a more complete discussion of foreign investment risks. Sextant Short-Term Bond Fund and Sextant Bond Income Fund The risks inherent in the Short-Term Bond Fund and Bond Income Fund depend primarily on the terms and quality of the obligations in each Fund's portfolio, as well as on market conditions. Interest rate fluctuations affect a Fund's net asset value, but not the income received by the Fund from its portfolio securi-ties. Because prices and yields on debt securi-ties vary over time, the Fund's yield also varies. All Funds Under unusual circumstances a Sextant Fund may adopt a temporary defensive position and invest without limitation in high-quality debt obligations, U.S. government debt obligations or cash equivalents.

The Sextant Funds are all "diversified." No Fund invests more than 5% of total assets in the securities of any one issuer, nor more than 25% of its assets in any particular industry (other than U.S. Government securities).

Except as explained above, the policies outlined in this section are changeable the Board of Trustees. Each Fund has additional restrictions as outlined in the Statement of Additional Information.


Investment  Results
You receive a financial report showing the in-vestments, income and expenses of each Fund every six months. You may obtain current share values any time by calling 888 / 732-6262.

How To Buy Shares



You may open an account and
purchase shares by sending a completed application with a check for $1,000 or more ($25 under a group or retirement plan) to the Fund of your choice. The Funds do not accept initial orders unac-companied by payment nor by telephone. The price you receive is the net asset value next determined after receipt of a purchase order. There are no sales charges or loads.



You may purchase additional shares at any time in minimum amounts of $25. Once your account is open, purchases can be made by check, ACH, or wire.

You may authorize the use of the Automated Clearing House ("ACH") to purchase or redeem shares by completing the appropriate section of the applica-tion. The authorization must be received at least two weeks before ACH can be used. To use ACH to purchase or redeem shares, simply call your Fund. You also may wire money to purchase shares (mini-mum wire purchase $500), though typically wiring banks charge you a fee for this service. Call for details before request-ing your bank to wire funds.

Each time you purchase or redeem shares, you receive a statement showing the details of the transaction as well as the current number and value of shares you hold. Share balances are computed in full and fractional shares, ex-pressed to three decimal places.

At the end of each calendar year, you receive a complete annual statement, which you should retain for tax purposes and a complete histori-cal record of all transactions.



The  Sextant  Funds  offer  several  optional  plans  and  services,   including
retirement plans and free Individual Retirement Accounts. Ma-terials describing these plans and applications may be obtained from the Adviser.

Other plans offered by the Funds:
-  Automatic  investment  plan
- Systematic with-drawal plan to provide regular payments to you - The right to exchange your shares without charge for any other Saturna fund

The Funds may be appropriate for a wide range of investors, including corporations, partner-ships, associations and other organizations. Trusts and fiduci-aries may establish ac-counts. You also may make investments as custodian for minor children under the Uni-form Gifts [or Transfers] to Minors Act of your state of residence.




How  to  Redeem  Shares
You may redeem your shares on any business day of the Funds. The Funds pay redemptions in U.S. dollars, and the amount you receive is the net asset value per share next determined after receipt of your redemption request. The amount received depends on the value of the in-vestments in that Fund at the time of your redemption. The amount you receive may be more or less than the cost of the shares you are redeeming. A redemption constitutes a sale for federal income tax purposes, and you may realize a capital gain or loss on the redemp-tion.



 The
Funds normally pay for shares redeemed or exchanged within three days after a proper instruction is received. To allow time for clear-ing, redemption of investments made by check may be re-stricted for up to ten calendar days.



There are several methods you may choose to redeem shares.

WRITTEN  REQUEST

Write:          Sextant  Mutual  Funds
     Box  2838
     Bellingham  WA  98227-2838
     Fax:  360  /  734-0755

You  may  redeem  shares  by  a  written  request, with these payment options:
8

-    Redemption  check  (no  minimum)  sent  to  registered  owner(s).

- Redemption check (no minimum) sent as directed if the signature(s) are guaranteed. If proceeds are to be sent to other than the reg-istered owner(s) at the last address, the signa-tures on the request must be guaran-teed by a national bank or trust com-pany or by a member of a national securities exchange.



- Federal funds wire ($5000 minimum). The proceeds may be wired to any bank desig-nated in the request if the signature(s) are guaranteed as explained above.



TELEPHONE  REQUEST

Call:          800  /  728-8762  or
     360  /  734-9900

You may redeem shares by telephone request, with these payment options:

-    Redemption  check  (no  minimum)  sent  to  registered  owner(s).

- ACH transfer ($100 minimum) with proceeds trans-ferred to your bank account as desig-nated on your application. The ACH authorization must be received at least two weeks before ACH can be used.

- Exchange ($25 minimum) for shares of any other Fund for which Saturna Capital is ad-viser. If the exchange is your initial in-vest-ment into this Fund, the new account au-to-matically has the same registration as your original account. An exchange is considered a closing capital transaction for tax purposes.

- Federal funds wire ($5000 minimum). Proceeds may be wired only to the bank pre-viously designated, or as directed in a prior written instruction with signatures guar-an-teed, as explained above.

For telephone requests, the Funds endeavor to confirm that instructions are genuine and may be liable for losses if they do not. The caller must provide (1) the name of the per-son making the request, (2) the name and address of the regis-tered owner(s), (3) the account number, (4) the amount to be withdrawn, and (5) the method for payment of the proceeds. The Funds also may require a form of personal identification, and provide written confirmation of transactions. The Funds are not responsible for the results of transactions reasonably be-lieved genuine.

CHECK  WRITING

You may also redeem shares in your account by drawing checks on your account for amounts of $500 or more.

Your Fund can mail you a small book of blank checks for a $10 fee. These checks may be payable to any payee. Checks are redeemed at the net asset value next determined after re-ceipt. If you wish to use this feature, request the Check Writing Privilege on the application. Note that, as with any redemption, each check is a closing capital transaction for tax reporting purposes.

Net  Asset  Value
Each Fund  computes its net asset value per share each  business day by dividing
(i) the value of all of its securities and other as-sets,  less liabilities,  by
(ii) the number of shares out-standing. The Funds compute their net as-set values as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Exchange is open for trading. The Funds' shares are not priced on any customary national business holiday that securities markets are closed. The net asset value applicable to purchases or redemp-tions of shares of each Fund is the net asset value next computed after receipt of a purchase or redemption order.

The Funds use the price carried by the com-posite tape of all national exchanges after 4 p.m. New York time to determine the value of stocks in their portfolios. Securities traded on a national exchange or the national over-the- 9 counter market system are valued at the last sale price or, in the absence of any sale on that date, the closing bid price. Other securities traded in the over-the-counter market are valued at the last bid price. Securities for which there are no readily available market quotations and other assets are valued at their fair value as deter-mined in good faith by the Board of Trustees.

Because daily bid prices are not available for many bond issues, the Funds use a matrix of bond yields for various maturities and quali-ties. Prices are ad-justed for factors unique to each bond that are known to the adviser, such as marketability and odd-lot discounts. To verify its knowledge of market factors, the adviser periodically obtains appraisals from independent sources.

Trust  Management



Saturna Investment Trust is managed by a Board of Trustees, currently: A. Herbert Ershig, Gary Goldfogel, John E. Love, John S. Moore, and Nicholas F. Kaiser. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers, determine the amount of any dividend or capital gain distribution and serve on any committees of the Trust. For other information concerning the officers and Trus-tees, see the State-ment of Additional Informa-tion.



Investment  Adviser



Saturna Capital Corporation, 1300 N. State Street, Bellingham, Wash. 98225 (the "Adviser") is the Investment Adviser to the Trust. The Adviser is a Washington State corporation formed in July 1989. Sharehold-ers owning more than 10% of the common stock are: Nicholas F. Kaiser, Vern M. Clemenson, Phelps S. McIlvaine, James D. Winship, and Brian A. Anderson. The directors are Nicholas Kaiser (President), Phelps S. McIlvaine (Vice President), and Markell F. Kaiser (Treasurer).



Each Fund pays the Adviser an Investment Advisory and Administrative Services Fee. The Fee covers compensation for portfolio man-agement as well as certain administrative serv-ices such as portfolio accounting and reporting, and shareholder servicing. The base portion of the Fee is 0.60% of average net assets of each Fund per annum, payable monthly. This base Fee is subject to adjustment up or down de-pending on the investment performance of each Fund relative to a specified Morningstar index.

For each month in which either GROWTH FUND's or INTERNATIONAL FUND's total invest-ment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underper-forms the total return of a specified index for that period by 1% or more but less than 2%, the base Fee is increased or decreased by the an-nual rate of .10% of the Fund's average daily net assets for the preceding year. If the outper-formance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%. If the outperformance or underperformance is 4% or more, the adjust-ment is at an annual rate of .30%.

For each month in which either BOND INCOME FUND's or SHORT-TERM BOND FUND's total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year. If the outperformance or underperformance is 2% or more, then the adjustment is at the an-nual rate of .20%. Selected total return investment performance as published by Morningstar, Inc. is the index used for comparison purposes. For each Fund, the Morningstar category used is: 10

-  SEXTANT  GROWTH  FUND:
"Domestic  Growth  Funds"
-  SEXTANT  INTERNATIONAL  FUND:
"Foreign  Stock  Funds"
-  SEXTANT  BOND  INCOME  FUND:
"Long-Term  Bond  Funds"
-  SEXTANT  SHORT-TERM  BOND  FUND:
"Short-Term  Bond  Funds"

Each Fund pays its own taxes, brokerage com-missions, trustees' fees, legal and accounting fees, insurance, expenses incurred in comply-ing with state and federal laws regulating the issue and sale of its shares, and mailing and printing costs for prospec-tuses, reports and notices to shareowners, and certain other ex-penses.

The Adviser furnishes office space, facilities and equipment, personnel and clerical and bookkeeping services to conduct the business of the Funds, as well as other expenses.

The Adviser's subsidiary, Investors National Corporation ("INC"), is a broker-dealer en-gaged in a general brokerage business and conducts all its transactions on an agency basis for "deep discount" commissions. Most stock brokerage for the Trust is conducted through INC. The Adviser may allocate brokerage to any broker in return for research or services and for selling shares of any Fund. Investors National Corporation acts as dis-tributor for the Funds without compensation.



 The Adviser voluntarily limits expenses of Bond
Income Fund and Short-Term Bond Fund to 0.60% through March 31, 1999. The Adviser entirely waives its fee as to either of these Funds when assets are less than $2 mil-lion. A waiver has the effect of subsidizing the yield for the period it is in effect.

Saturna Capital Corporation acts as investment adviser to three other investment companies: Idaho Tax-Exempt Fund (another series of the Trust, offered through another prospec-tus) with assets of $5 million; Amana Income Fund ($20 million); and Amana Growth Fund ($9 million). The advisory fee for Idaho Tax-Exempt Fund is .50% annually; the Amana Funds have an annual advisory and administra-tion fee of .95%. Saturna also manages indi-vidual private accounts.



Nicholas
Kaiser, primary manager of the Growth and International Funds, has managed mutual funds since 1976. Phelps McIlvaine, primary manager of Bond Income and Short-Term Bond Funds, entered the investment business in 1976 and managed bond hedge funds from 1987 to 1993. He managed the predecessor to Bond Income Fund from 1994, and manages Idaho Tax-Exempt Fund, another series of the Trust.

Employees of the Adviser, including Fund managers, are permitted to engage in securities transactions for their own accounts in accor-dance with a code of ethics that, among other provisions, requires advance approval of all trades and disclosure of all holdings.

Capital  Stock;  Dividends
Saturna Investment Trust, an open-end "series trust" was organized as a Washington Business Trust on February 20, 1987. The Trust now offers five separate Funds: the four Sextant Funds and Idaho Tax-Exempt (a fund investing in municipal securities in the State of Idaho, offered through a separate prospectus). The Trust, formerly known as Northwest Investors Trust, began op-erations on September 4, 1987. The current in-vestment advisory agreements of the Sextant Funds became effective in connection with changes in their objectives approved at a share-holder meeting on September 28, 1995.

Each Fund is divided into shares of beneficial interest, with equal voting rights. All shares are fully paid, non-assessable, transferable and have rights of redemption, and are not subject to preemptive rights. The Trust is not required to hold annual shareowner meetings, but special meetings are called for such purposes as elect-ing or removing Trustees, changing fundamental policies, or voting on approval of an advisory contract. On issues relating solely to a 11 single Fund,  only the  shareowners  of that Fund are entitled to vote.



 All
dividends  and  distributions   for  each  Fund  are  distributed   pro-rata  to
shareowners in pro-portion to the number of shares owned.



Each Fund distributes its net investment in-come and net realized capital gains (if any) to shareowners. The Growth Fund and Inter-national Fund expect to pay a dividend from net investment income annually, at the end of November. The bond funds pay dividends from investment income daily and reinvest or distribute them monthly. Dividends from capital gains, if any, are declared and paid at the end of November.

Both dividends and capital gains distributions are automatically reinvested in additional full and fractional shares of the Fund that pays them, unless a shareholder has elected to re-ceive either or both in cash.



The Funds qualify as regulated investment companies under the Internal Revenue Code, which requires distribution of substantially all net income and realized net gains on in-vest-ments. A Fund is relieved of federal income taxes on amounts it dis-tributes.



At year-end, the Funds report to you and the IRS the amount of each redemption you made during the year, as well as the amount of divi-dends and capital gain distributed to you. Each Fund accounts for its distributions as either taxable capital gains (originating from net realized gains on portfolio transactions), or taxable income (originat-ing from dividends, taxable interest and certain other types of gains). Fund distri-butions may be subject to state and lo-cal taxes.

To avoid  being  subject to a 31%  federal  with-holding  tax on  dividends  and
distributions,   you  must  furnish  your   correct   Social   Security  or  Tax
Identification Number.

Shareowners who are not U.S. taxpayers may be subject to a 30% withholding tax under U.S. provisions applicable to foreign investors, unless a reduced rate or exemption is provided under a tax treaty. However, capital gain distri-butions paid by the Funds are not subject to foreign withholding.

Performance  Data
The Funds may publish current yield and average annual total return in advertisements or other publications. In comparing a Fund investment with alternatives, you should con-sider differences between the Fund and the alternative investment, and the periods and methods used in calculation of the returns. Of course, past results are not necessarily indicative of future performance.

The Funds' compute current yield by (i) di-viding net investment income over the rolling 30 day period for which the yield is being computed by the average number of shares eligible to receive dividends for the period and (ii) dividing that figure by the Fund's net asset value per share on the last day of the period, and then (iii) annualizing the results.

To compute average annual total return of a Fund for any specified period (i) assume an investment made on the first day of the period and reinvest all div-idends paid during the period in addi-tional shares and then (ii) divide the ending balance (i.e., the number of shares now held multiplied by the ending net asset value) by the beginning balance. For a more complete description of the method of compu-tation, see the Statement of Ad-ditional Infor-mation.
12

(GRAPHIC OMITTED) INVESTMENT APPLICATION for q Sextant GROWTH FUND q Sextant INTERNATIONAL FUND q Sextant BOND INCOME FUND q Sextant SHORT-TERM BOND FUND

Mail  application  and check to:                         For assistance, call:
     SATURNA  INVESTMENT TRUST               (800) SATURNA  or  (360) 734-9900
     Box  2838, Bellingham WA 98227-2838                    FAX (360) 734-0755

ACCOUNT  TYPE  AND  NAME
q  Individual
                    First                    Middle Initial               Last

Social  Security  Number                                         Date of Birth

q    Joint  with
                    First                    Middle Initial               Last

Joint  Owner's  Social  Security  Number
      (Joint accounts are presumed to be "Joint Tenancy with Right of Survivorship" unless otherwise indicated)

q    Gifts  to  Minor                                        as  Custodian for
               Name  of  Custodian                               Name of Minor
                 q  Uniform  Gifts  to  Minors  Act
      under  the                        q  Uniform  Transfers
     State          to  Minors  Act          Minor's Soc. Sec. No.     Minor's
Birthdate

q  Other
      Indicate name of corporation, other organization or fiduciary capacity. Tax Identification Number
       If a trust, include name(s) of trustees and date of trust instruments.


      Name(s) of person(s) authorized to transact business for the above entity.

MAILING
ADDRESS          Street                                      Apt., Suite, Etc.


          City                                    State                    ZIP

TELEPHONE    (          )                                        (          )
             -          -                                        -          -
               Daytime                                                  Home

CITIZENSHIP          q    U.S.     q   Resident Alien    q  Non-Resident Alien
                                             Country
INITIAL  INVESTMENT    $
Make  check  payable  to  the  Fund  being  purchased  (minimum  $1000).

TELEPHONE  REDEMPTION  PRIVILEGES
You automatically have telephone redemption by check and telephone exchange privileges unless you strike this line. Each Fund endeavors to confirm that instructions are genuine and it may be liable for losses if it does not. (Procedures may include requiring a form of personal identification. The Fund also provides written confirmation of transactions.)



E-MAIL
Please send duplicate confirmations and notices to my e-mail address:



ACH  TELEPHONE  TRANSFER  PRIVILEGE
q To transfer funds by ACH at no charge to or from my (our) bank account, I (we) authorize electronic fund transfers through the Automated Clearing House (ACH) for my (our) bank account desig-nated. Please attach a voided check.

AUTOMATIC  INVESTMENT  PLAN
q Invest $ _______ into this Fund on the _____ day of each month (the 15th unless another date is chosen) by ACH transfer from my (our) bank account. This plan may be canceled at any time. Please attach a voided check.

CHECK WRITING PRIVILEGE ($500 per check minimum) ($10 checkbook charge) q I (We) hereby request the Custodian to honor checks drawn by me (us) on my (our) account sub-ject to acceptance by the Trust, with payment to be made by redeeming sufficient shares in my (our) account. None of the custodian bank, Saturna Capital Corporation, nor any Sextant Mu-tual Fund shall incur any liability to me (us) for honoring such checks, for redeeming shares to pay such checks, or for returning checks which are not accepted.

q  Single  Signature  Authority  --  Joint  Accounts  Only:  (CHECKS FOR JOINT
   --------------------------------------------------------
ACCOUNTS REQUIRE BOTH SIGNATURES UNLESS THIS BOX IS MARKED TO AUTHORIZE CHECKS
  ----
WITH A SINGLE SIGNATURE). By our signatures below, we agree to permit check redemptions upon the single signature of a joint owner. The signature of one joint owner is on behalf of himself and as attorney in fact on behalf of each other joint owner by appointment. We hereby agree with each other, with the Funds and with Saturna Capital Corporation that all moneys now or hereafter invested in our account are and shall be owned as Joint Tenants with Right of Survivorship, and not as Tenants in Common.

The undersigned warrants(s) that I (we) have full authority to make this Application, am (are) of legal age, and have received and read a current Prospectus and agree to be bound by its terms. Unless this sentence is struck, I
(we) certify, under penalties of perjury, that I (we) am not subject to backup withholding under the provisions of section 3406(a)(1)(C) of the Internal Revenue Code. This appli-cation is not effective until it is received and accepted by the Trust.


    Date                                Signature of Individual (or Custodian)


 Date                                    Signature of Joint Registrant, if any

PLEASE  SAVE  THIS  QUICK  GUIDE  TO
THE  SEXTANT  MUTUAL  FUNDS

ACCOUNTS
Open your account by sending a completed application, indicating your Fund selection. For convenience, you may have your account consolidated with others of your household or other group. We appoint a trained representative to whom you may refer all questions regarding your account(s). Extra forms are needed for certain accounts, such as IRA's.

INVESTMENTS
Initial investments are $1,000 or more ($25 under a group or retirement plan), and must be accompanied by an application. Additional investments may be made for $25 or more at any time. There are no sales commissions or other charges.

REDEMPTIONS
You may sell your shares any time. As with purchases, you may choose from several methods including telephone, written instructions, ACH, and checkwriting. You are paid the market price for your shares on the day we receive your instructions, and there are no redemption fees or charges. If we receive your redemption request by one p.m. Pacific time, your check is normally mailed to you the same day.

STATEMENTS
On the date of each transaction, you are mailed a confirmation, showing the details of the transaction and your new account balance. At year-end and at selected points during the year we mail a statement showing all transactions for the period. Monthly consoli-dated statements are available.



DIVIDENDS  AND  PRICES
Sextant Bond Income Fund and Sextant Short-Term Bond Fund declare dividends daily and pay them monthly. Sextant Growth Fund and Sextant International Fund pay divi-dends at the end of November. Fund prices are available on electronic quotation systems, recorded daily at 888 / 732-6262, on the Internet at www.saturna.com.



FREE RETIREMENT PLANS Saturna Capital offers a defined contribution Profit-Sharing / Money Purchase plan and an Individual Retirement Account. There are no extra fees or charges for these plans.

FOR  MORE  INFORMATION
You may consult the applicable pages of this prospectus for additional details on the Sextant Funds and their shareholder services. Please call 800 / SATURNA (800/728-8762) with any questions.

                                    PART B



                      STATEMENT OF ADDITIONAL INFORMATION

                           SATURNA INVESTMENT TRUST

                              SEXTANT GROWTH FUND
                           SEXTANT BOND INCOME FUND
                          SEXTANT INTERNATIONAL FUND
                         SEXTANT SHORT-TERM BOND FUND



                             1300 N. State Street
                         Bellingham, Washington 98225

                                 360-734-9900
                                  800-SATURNA


                      STATEMENT OF ADDITIONAL INFORMATION



                                March 26, 1998

The Sextant Funds are series of Saturna Investment trust (the "Trust"). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objectives and policies. This Statement of Additional Information is not a Prospectus. It merely furnishes additional information that should be read in conjunction with the Funds' pro-spectus dated March 26, 1998. A free Fund prospectus may be obtained by telephoning the numbers above, writing the Funds at the address shown above, or downloading an electronic copy from ERROR! BOOKMARK NOT DEFINED..

                               TABLE OF CONTENTS



                                                  Page

General  Information  and  History          2
Investment  Objectives  and  Policies          3
Investment  Considerations          7
Portfolio  Turnover          9
Performance  Data          10
Management  of  the  Trust          12
Principal  Holders  of  Securities          15
Investment  Advisory  and  Other  Services          16
Brokerage  Allocation          19
Purchase,  Redemption  and  Pricing  of  Securities  Being  Offered         20
Tax  Status          21
Financial  Statements          22
Appendix          23
2

                        GENERAL INFORMATION AND HISTORY
Saturna Investment Trust (the "Trust") is a business trust formed pursuant to RCW 23.90 of the laws of the State of Washington to operate as an open-end management company. When formed on February 20, 1987, the name was Northwest Investors Tax-Exempt Business Trust. The Trust's name was changed to Northwest Investors Trust on October 12, 1990. Most recently, in connec-tion with the formation of the Sextant Funds, the Trust's name was changed to Saturna Investment Trust on September 28, 1995.

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares in any Fund of the Trust. The Trust may establish additional Funds in the future by ap-proval of the Trustees. All shares have no par value and when issued are fully paid and non-assessable and have no preemptive, conversion, or sinking fund rights.

The Trust has five separate Funds, four of which are offered as the Sextant Funds through this Prospectus and Statement of Additional Information: Sextant Growth Fund (formerly known as Northwest Growth Fund), Sextant Bond Income Fund (formerly known as Washington Tax-Exempt Fund), Sextant International Fund, and Sextant Short-Term Bond Fund. The remaining Fund, Idaho Tax-Exempt Fund (initially known as the Idaho Extended Maturity Tax-Exempt Fund) is offered through a separate Prospectus and Statement of Additional Information.
                      INVESTMENT OBJECTIVES AND POLICIES
This section is provided only for the purpose of expanding or outlining certain policies and re-strictions not thoroughly covered in the Prospectus.

SEXTANT GROWTH FUND seeks long-term growth. The Fund invests in common stocks and other equity-type securities. Although income is considered when an investment is considered, the Fund is not designed for investors seeking income. The Fund pursues its objective by investing primarily in common stocks and securities convertible into common stocks and preferred stocks, but may also invest in other securities that are suited to the Fund's investment objectives. The Fund ordinarily does not invest in straight-debt securities.

The Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. Although the Fund invests principally in securities of U.S. issuers, it may invest up to 5% of its total assets (valued at the time of investment) in foreign securities, including foreign government obligations and foreign equity and debt securities that are traded in the U.S. (See the discussion of international investing under "Sextant International Fund" and "Investment Considerations" below.)

Under normal market conditions, the Fund expects to be substantially fully invested in the types of securities described in the preceding paragraphs. However, to the extent that investments meeting the Fund's criteria for investment are not available or when the Adviser considers a temporary defensive investment position advisable, the Fund may invest without limitation in high-quality corporate debt obligations or U.S. government obligations or hold cash or cash equivalents. 3

SEXTANT INTERNATIONAL FUND'S objective is long term growth by investing primarily in a diversified portfolio of foreign common stocks and other equity-type securities (e.g. securities convertible into common stocks and preferred stocks.) The Fund ordinarily does not invest in straight-debt securities. Under normal market conditions, the Fund invests at least 65% of its total assets (taken at market value at time of investment) in foreign securities (securities of non-U.S. issuers). The Fund ordinarily invests in securities of at least three countries outside the U.S. However, to the extent that investments meeting the Fund's criteria for investment are not available or when the Adviser considers a temporary defensive investment position advisable, the Fund may invest without limitation in high-quality debt obligations or U.S. government obligations or hold cash or cash equivalents.

Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income. The Fund pursues its objective by investing primarily in common stocks and securities convertible into common stocks, but may also invest in other securities that are suited to the Fund's investment objectives, including preferred stocks and debt securities.

The Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. These factors may be particularly applicable in smaller or emerging foreign markets.

The Fund diversifies its investments among several countries and does not concentrate in any particular industry. The Fund varies its investments geographically and by type of securities in which it invests based on the adviser's evaluation of economic, market, and political trends throughout the world. The adviser considers the relative political and economic stability of a company's home country in evaluating the potential rewards and risks of an investment opportunity. The Fund may invest in securities traded in mature markets (such as Canada, Japan and the United Kingdom), in less developed markets (for example, Mexico), and in emerging markets (for example, Peru). Investments in foreign securities, especially those in less developed and emerging markets present additional risk. (See "Investment Considerations.")

Although the Fund may invest throughout the world outside the U.S. and determine that it is in the best interest of the Fund and shareholders to keep assets in those countries in which the Fund is investing, as a matter of operating policy (that can be changed by the Board of Trustees), the Fund presently limits its investments to those securities of foreign issuers that are traded and settled in the U.S. or to American Depository Receipts ("ADR's") that represent underlying shares of foreign issuers. (ADR's are receipts typically issued by an American bank or trust company evidencing ownership of the underlying foreign securities.) Positions in these securities are generally valued in U.S. dollars, they are not necessarily denominated in the same currency as the underlying security into which they may be converted. The Fund may invest in both "sponsored" and "unsponsored" ADR's. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. Unsponsored ADR holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. (See also "Investment Considerations" below.)

The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes also affect the Fund's income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund's securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens) the value of the Fund's securities denominated in that currency would be expected to decline.

The dividends and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thereby reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder otherwise subject to U.S. federal income taxes may, subject to various limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

SEXTANT SHORT-TERM BOND FUND seeks capital stability and a high level of current income. The Fund pursues this objective by investing primarily in marketable short-term debt securities.

Under normal circumstances, the Fund's dollar-weighted average maturity does not exceed three years.

SEXTANT BOND INCOME FUND seeks high current income. The Fund pursues this objective by investing primarily in marketable long-term debt securities. As an operating policy that may be changed by the Board of Trustees, under normal market conditions the Fund maintains a dollar-weighted average effective maturity in excess of ten years.

The risks and investment returns offered in these Funds depend primarily on the terms and quality of the obligations in that Fund's portfolio, as well as on market conditions. Interest rate fluctuations affect a Fund's net asset value, but not the income received by the Fund from its portfolio securities. However, because prices and yields on debt securities vary over time, no specific yield on shares of a Fund can be assured.

Short-Term Bond Fund is appropriate for investors who seek yields that are typically higher than are usually available from money market instruments. By limiting itself to shorter maturities, Short-Term Bond Fund should provide less net asset fluctuation than shareholders might expect from a longer-term bond fund, such as Bond Income Fund.

Bond Income Fund is for investors who seek a higher level of income than is generally available from a shorter-term fund, yet who can accept greater levels of interest rate and other risks associated with investment in longer-term securities.

The "effective maturity" of a debt instrument is the weighted average period over which the Adviser expects the principal to be paid. It differs from the stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to mortgage backed securities such as GNMA securities, the effective maturity is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, the effective maturity is typically the next call date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. During periods of rising interest rates, the effective maturity of mortgage backed securities and callable obligations may increase substantially because they become less likely to be prepaid, which may result in greater net asset value fluctuation. 5

Under normal market conditions, each of Sextant Short-Term Bond Fund and Sextant Bond Income Fund invests at least 65% of the value of its total assets (taken at market value at the time of investment) in "bonds," meaning:

- Marketable straight-debt securities of domestic issuers, and of foreign issuers payable in U.S. dollars, rated at the time of purchase within the three highest grades assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa or A) or by Standard & Poor's Corporation ("S&P") (AAA, AA or
A)*foot1  Please  refer  to  the  Appendix  for  a  discussion  of  ratings.


-          U.S.  Government  Securities;


- Commercial paper rated Prime-1 by Moody's or A-1 by S&P at time of purchase, or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated Aa or better by Moody's or AA or better by S&P; and

- Bank obligations, including repurchase agreements foot2 A repurchase agreement involves the sale of securities to the Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate, within a specified time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.
 of  banks,  having  total  assets  in  excess  of  $1  billion.

These Funds may also invest in other debt securities (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests, and privately placed debt securities). However, the Funds may not invest in a security rated at time of purchase below the fourth highest grade assigned by Moody's (Baa) or S&P (BBB). Debt rated Baa or BBB is considered "medium grade," though still generally accepted as investment grade. (See "Appendix" for more information regarding ratings of debt securities.)

U.S. Government Securities include: (i) bills, notes, bonds and other debt securities, differing as to maturity and rates of interest, that are issued by and are direct obligations of the U.S. Treasury; and (ii) other securities that are issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. U.S. Government Securities are generally accepted as being among the safest debt securities with respect to the timely payment of principal and interest (but not any premium paid on their purchase), but generally bear a lower rate of interest than corporate debt securities. However, they are subject to market risk like other debt securities, and the Funds' shares fluctuate in value.

Among the Government Securities the Funds may purchase are those issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and other agencies. Securities such as these represent an interest in a pool of mortgages insured in whole or in part by other agencies or the U.S. Treasury, depending on the terms of the issue. These issues may or may not represent the guarantee of the U.S. Treasury.
6

These "mortgage-backed" debt securities are entitled to interest and principal payments on mortgages in the pool as they are paid. During periods of declining interest rates there is an increased likelihood that these mortgages will be prepaid, resulting in a loss of the benefit of holding the instrument to full term, and loss of any premium the Fund may have paid to buy the security.

The Funds may also invest in floating rate instruments which provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features.

Medium grade (Baa or BBB) debt securities are obligations of issuers with less capacity to pay interest and repay principal than those rated more highly. Investment in these debt securities involves somewhat greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Some issuers of debt securities choose not to have their securities rated by a rating service. The Funds may invest in unrated securities that in the adviser's opinion are comparable to securities having at least a medium grade rating and are suitable for investment by the Funds.
                           INVESTMENT CONSIDERATIONS


Investing in securities entails both market risk and risk of price variation in individual securities. This is true even for debt securities issued by the U.S. Government. By diversifying its invest-ments, each Fund may reduce the risk associated with owning one or a few individual securities. There is no assurance that any Fund will achieve its investment objectives.



The Growth Fund and the International Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. These factors may be particularly applicable in smaller or emerging foreign markets.

Investment  in  Foreign  Securities

Investors should understand and carefully consider the risks involved in foreign investing. Investing in foreign securities or instruments involves risks and opportunities not typically associated with investing in U.S. securities. These include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less governmental supervision of exchanges, issuers, brokers; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform trading practices; less liquidity or greater price volatility in foreign markets; possible imposition of foreign taxes; or less advantageous legal, operational, and financial protections applicable to foreign custodial arrangements. There is also a risk of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, 7 adoption of foreign government restrictions, or adverse political, social or diplomatic developments that could affect investment in these nations.

Short-Term  Bond  Fund  and  Bond  Income  Fund

Many factors may cause the value of a shareholder's investment in the Fund to fluctuate in value. The value of each Fund's portfolio normally fluctuates inversely with changes in market interest rates. Generally, when market interest rates rise the prices of bonds fall; when rates fall, bond prices generally rise. In addition, there is a risk that the issuer of a bond or other security fails to make timely payments of principal and interest.

The risks inherent in these Funds depend primarily on the terms and quality of the obligations in that Fund's portfolio, as well as on market conditions. Interest rate fluctuations affect a Fund's net asset value, but not the income received by the Fund from its portfolio securities. However, because yields on debt securities available for purchase by a Fund vary over time, no specific yield on shares of a Fund can be assured.

INVESTMENT RESTRICTIONS. In addition to the restrictions stated in the Prospectus, the Funds shall not purchase securities on margin or sell securities short or purchase or write put or call options; purchase "restricted securities" (those which are subject to legal or con-tractual restric-tions on resale or are otherwise not readily marketable); nor invest in oil, gas or other min-eral exploration leases and programs. The Funds shall not make loans to others, except for the purchase of debt securities, or entering into repurchase agreements. The Funds shall not in-vest in securities so as to not comply with Subchapter M of the Code, in that generally at the close of each quarter of the tax year, at least 50% of the value of each Fund's total assets is represented by (i) cash and cash items, government securities, and securities of other regulated invest-ment companies, and (ii) other securities, except that with respect to any one issuer in an amount more than 5% of ei-ther Fund's total assets, and no more than 10% of the Fund's voting securities of any one is-suer. In addition, the Funds shall not purchase real estate; real estate limited partnerships (excepting master limited partnerships that are pub-licly traded on a na-tional security ex-change or NASDAQ's National Market System); com-modities or commodity contracts; issue senior securities; provided, however, that a fund may borrow money for extraordinary or emergency purposes and then only if after such borrowing there is asset coverage of at least 300% for all such borrowings; nor act as a securities un-der-writer except that they may pur-chase securities directly from the issuer for investment purposes. Also, no Fund of the Trust shall purchase or retain securities of any issuer if the officers or trustees of the Trust or its adviser own more than one-half of one percent of the securities of such issuer; invest in any com-pany for the pur-pose of management or exercising control. No Fund of the Trust shall invest in the securities of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization or by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission.

No Fund shall pur-chase securities of any issuer in excess of 5% of the Fund's total assets or pur-chase more than 10% of the outstanding voting securities of any is-suer; or concentrate its in-vestments in a single industry beyond 25% of the total value of the Fund; or invest more than 10% of its assets in the securities of issuers which to-gether have a record of less than three years continuous operation. No Fund purchases securities if it has outstanding borrowings exceeding 5% of its net assets. No Fund's invest-ments in warrants, valued at the lower of cost or market, shall exceed 5% of the value of the Fund's net assets. Included within that amount, but not to ex-ceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or 8

American  Stock  Exchange.    Warrants  acquired  in  units  or  at-tached  to
securities  may  be  deemed  to  be  without  value.

Notwithstanding the above, the Funds may purchase securities pursuant to the exercise of subscription rights, provided that such purchase does not result in the Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Funds' interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Funds may not always realize the full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceed by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Funds' portfolio securities with the result that the Fund would be forced to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

Investment objectives and certain policies of each of the Funds may not be changed without the prior ap-proval of the holders of the majority of the outstanding shares of the respective Fund. Objectives and poli-cies which are considered fundamental and subject to change only by prior approval of the shareowners include: (1) the primary and any secondary investment objectives;
(2) the classification of the Trust as an open-end management company and the sub-classification of each of the Funds as a diversified company; and (3) the policies listed under "Investment Restrictions."
                              PORTFOLIO TURNOVER
The Funds have no restrictions on portfolio turnover and buy or sell investments accord-ing to the Adviser's assessment of the market and the economy. The figures regarding turnover in the following paragraph's reflect the operations of certain Funds under their previous objectives. The portfolio turnover for these Funds under their present policies is not expected to be materially different, however.



 The portfolio turnover rate of the Sextant Growth Fund
(previously Northwest Growth Fund) for the fiscal years ended November 30, 1997, 1996, and 1995, was 25%, 32%, and 40% respectively.

The portfolio turnover rate of the Sextant Bond Income Fund (previously Washington Tax-Exempt Fund) for the fiscal years ended November 30, 1997, 1996 and 1995 was 51%, 75%, and 77%, respectively.

Portfolio turnover for the Sextant Short-Term Bond Fund for the fiscal year ended November 30, 1997, 1996 and the period September 28, 1995 (inception) through November 30, 1995, was 47%, 100% and 0%, respectively. Portfolio turnover for the Sextant International Fund for the fiscal year ended November 30, 1997, 1996 and the period September 28, 1995 (inception) through November 30, 1995, was 9%, 11% and 12%, respectively.

                               PERFORMANCE DATA
The figures regarding yield and total return in the following paragraphs reflect the operations of certain Funds under their previous objectives. Consequently, no inference as to future performance of the Sextant Growth Fund or Sextant Bond Income Fund should be drawn.

Certain  factors  should be taken into  account  before  using Total  Return and
Current Yield information as a basis for comparison with alternative investments. No ad-justment is made for taxes payable on distributions. The performance for any given past period is not an indication of future rates of return or yield on its shares.



 The Sextant Growth Fund's total return for the one year period ended November 30, 1997 was 30.30%. Average annual total return from April 1, 1987 (inception of the predecessor fund) through November 30, 1997 was 16.28%. Performance figures for the Sextant Growth Fund for the period prior to October 12, 1990 reflect the Fund's investment objective at that time of tax-free income and capital preservation. Performance figures for the Sextant Growth Fund for the period from October 12, 1990 to September 28, 1995 reflect the Fund's investment objective at that time of Northwest growth stocks.

The total return of the Sextant Bond Income Fund for the one year period ended November 30, 1997 was 8.24%. Average annual total return for the period March 1, 1993 (inception) through November 30, 1997, was 6.92%. Performance figures for the Sextant Bond Income Fund for the period from inception to September 28, 1995 reflect the Fund's investment objective at that time of Washington State municipal bonds.

The total return of the Sextant Short-Term Bond Fund and Sextant International Fund for the one-year period ended November 30, 1997 was 5.44% and 13.58%, respectively. Average annual total returns for the period September 28, 1995 (inception) through November 30, 1997 was 5.24% and 14.41%, respectively.



Average  annual  Total  Return  quotations for various periods illustrated are
                 -------------
computed by find-ing the average annual compounded rate of return over the period quoted that would equate the initial amount invested to the ending redeemable value according to the following formula:
          P  (1  +  T)n      =      ERV

Where
          P = a hypothetical initial Payment of $1,000 T = average annual Total return n = Number of years ERV =Ending Redeemable Value of the $1,000 payment made  at  the  beginning  of  the  period.

To solve for average Total Return, the formula is as follows:

          T    =    (ERV/P)  1/n    -  1

The Funds utilize the following procedures in determining yield. The yield calculation is based on a 30 day period and is computed by the following formula using the compounded semi-annual APR:

     Nominal  Yield  =  [  [  [  (  (a-b)  /  ( c*d ) ) + 1 ] -1 ] /30 ] * 360

     Compounded  Semi-Annual  APR  =  [ [ 1 + [ Nominal Yield / 2 ] ] 2  ] - 1

Where: a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share (equivalent to Net Asset Value for no-load funds) on the last day of the period.



The yield on Sextant Bond Income Fund for the 30-day period ended November 30, 1997 was 6.09%. The yield on Sextant Short-Term Bond Fund for the 30-day period ended November 30, 1997 was 5.40%.



In advertising and sales literature, a Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes or data, and other competing investment and deposit products. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of the differences in features and expected performance of the investments.

All of the indexes and  averages  noted below are  obtained  from the  indicated
sources or reporting services, which the Trust believes to be generally accurate. A Fund may also note its mention or recognition in other newspapers, magazines or media from time to time. However, the Trust assumes no responsibility for the accuracy of such data. Among the newspapers and magazines that might mention the Trust or the Funds are:

Barron's          Money
Business  Week          Mutual  Fund  Letter
Changing  Times          Morningstar
Consumer  Reports          New  York  Times
Consumer  Digest          Pensions  and  Investment
Financial  World          USA  Today
Forbes          US  News  and  World  Report
Fortune          Wall  Street  Journal
Investors  Daily


The Funds may also compare themselves to the Consumer Price Index, a widely recognized measure of inflation, and to other indexes and averages such as:

Dow Jones Industrials New York stock Exchange Composite Index Standard & Poor's 500 Stock Index American Stock Exchange Composite Index Standard & Poor's 400
Industrials NASDAQ Composite Wilshire 5000 NASDAQ Industrials Russell 2000 Lipper General Equity Fund Average Lipper Capital Appreciation Fund Average Lipper Equity Funds Average Lipper Growth Funds Average Lipper Growth & Income Fund Average Lipper Small Company Growth Fund Average Lipper Balanced Fund Average Lipper Equity Income Fund Average Ibbotson Common Stocks Index Morningstar Mutual Fund Indices

The indexes and averages are measures of performance of stocks and mutual funds that are classified, calculated and published by these independent services. The Funds may also use comparative performance as computed in a ranking by these or other independent services.

A Fund may also cite its rating or other mention by Morningstar or another entity. Morningstar's ratings are based on risk-adjusted total return performance, as computed by Morningstar by subtracting a Fund's risk score as computed by Morningstar, from the fund's total return score. This numerical score is then translated into rating categories.

                            MANAGEMENT OF THE TRUST
Information concerning Trustees and Officers of the Trust and their principal occupations for the past five years is shown below:

A.  HERBERT  ERSHIG,    -  Trustee
          22  Shorewood  Drive,  Bellingham,  WA  98225.
Retired.
President, Ershings, Inc., Bellingham WA, industrial manufacturing, from 1960 to 1996.

GARY  A.  GOLDFOGEL,  MD  -  Trustee
          1500  N.  State  Street,  Bellingham,  WA  98225.
     Pathologist.  Whatcom  County  Medical  Examiner,  Bellingham  WA.

NICHOLAS KAISER, MBA, CFA - President and Trustee * 1300 N. State Street, Bellingham, WA 98225.
President  of  Saturna  Capital  Corporation,  since  July  1989.
President of Unified Management Corporation, Indianapolis IN, investment advisers and brokers,  from  1976  through  June  1989.

JOHN  E.  LOVE,  Trustee
          Box  188,  Garfield,  Washington  99130
     Owner, J.E. Love Co., international agricultural equipment manufacturer, Garfield, WA
     Director,  Bank  of  Whitman,  Colfax,  Wash.
     Rear  Admiral,  U.S.  Navy,  Retired.

JOHN  S.  MOORE,  Ph.D.  -  Trustee
          College of Business and Economics, Western Washington University, Bellingham, WA 98225-9077
     Professor  of  Business  Administration

PHELPS  S.  MCILVAINE  -  Vice  President
          1300  N.  State  Street,  Bellingham,  WA  98225.
     Vice President and Director, Saturna Capital Corporation, January 1994 to present.
     Bond  Arbitrage  Trader,  Hickey  Financial,  Chicago  Illinois 1987-1994


PANDORA  LARNER  -  Secretary
          1300  N.  State  Street,  Bellingham,  WA  98225.
     Saturna  Capital  Corporation,  October  1996  to  present.
     Medical  supervisor,  1991  to  1993.
     Housewife,  1994.

     Clothing  sales  representative,  1995  to  Feb.  1996.
     Medical  receptionist/trainer,  Feb.  1996  to  Sept.  1996.


TERESA  K.  ANDERSON,  CMA.,  MBA  -  Treasurer
          1300  N.  State  Street,  Bellingham,  WA  98225.
Assistant Treasurer, Saturna Capital Corporation, December, 1993 to present. Student prior to December, 1993.


* Nicholas Kaiser is an "interested person" of the Trust as defined in the Investment Company Act of 1940.

The Trust pays disinterested trustees $100 per meeting attended and reimbursement of travel ex-penses (pro-rata to each Fund). Mr. Kaiser receives no compensation from the Trust, nor are the other officers of the Trust paid for their duties with the Trust.








                                 Pension or                            Total
                     Aggregate   Retirement                            Compensation
Name of              Compensa-   Benefits Accrued   Estimated Annual   From Registrant
Person;              tion From   As Part of Fund    Benefits Upon      and Fund Complex
Position             Registrant  Expenses           Retirement         Paid to Directors
-------------------  ----------  -----------------  -----------------  ------------------


A. HERBERT ERSHIG,     $ 400      $   0              $    0              $400
Trustee

GARY GOLDFOGEL,          400          0                   0               400
Trustee

JOHN E. LOVE,            400          0                   0               400
Trustee

JOHN S. MOORE,           400          0                   0               400
Trustee

NICHOLAS F. KAISER,        0          0                   0                 0
Trustee




The Board has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust. No Executive Committee has been established at this time. An Audit Committee, consisting of the disinterested directors, meets to select the independent accountant and review all audit reports. There is no separate nominating committee. As of February 24, 1998 officers, trustees and their families as a group, own the following shares of the Funds
               Percent  of
     Fund                           Shares  Owned          Outstanding
     ----                           -------------          -----------
     Sextant  Short-Term  Bond            66,051            17%
     Sextant  Bond  Income  Fund          67,733            26%
     Sextant  Growth  Fund                38,246            17%
     Sextant  International  Fund         37,307            28%

                        PRINCIPAL HOLDERS OF SECURITIES

As of February 24, 1998 the shareholders of Sextant Short-Term Bond Fund owning 5% or more were as follows:

      Name          Shares          Percentage
     ----          ------          ----------
     The  Heritage  Education  Trust,  Inc.
     Dr.  Mohammed  Jaghilt,  President          88,635          23.40%

     Robert  L.  Foote          60,745          16.04%

     Investors  National  Corporation.          35,806          9.45%

     Michael  McRory,  DDS  PS  Profit  SH
     DTD  7-29-80,  Michael  R.  McRory          26,737          7.06%

     Robert  J.  Nicholl  IRA  Rollover          20,068          5.29%

As of February 24, 1998 the shareowners with 5% or more of Sextant Bond Income Fund were as follows:

     Name          Shares          Percentage
     ----          ------          ----------
     Nicholas  F.  Kaiser
     Markell  F.  Kaiser,  JT.  Ten.          45,643          17.62%

     Luzenia  B.  Redpath          34,891          13.47%

     Loie  E.  Haggen          20,398          7.87%

     David  K.  Heaps  IRA  Rollover          16,955          6.64%

     Ubaldina  Sanchez          15,588          6.01%

     Frederick  M.  Graham
     Mary  J.  Graham,  Jt.  Ten          15,033          5.80%

     Saturna  Capital  Corporation          13,657          5.27%

As of February 24, 1998 the shareowners owning 5% or more of Sextant Growth Fund were:

     Name                                    Shares          Percentage
     ----                                    ------          ----------
     Nicholas  F.  Kaiser  IRA  Rollover          18,810          8.24%

     Sutherland  Enterprises  Ltd.                12,617          5.52%
14

As of February 24, 1998 the only shareowners with 5% or more of Sextant International Fund were:

     Name          Shares          Percentage
     ----          ------          ----------
     Nicholas  F.  Kaiser  IRA  Rollover          23,817          18.15%

     Heritage  Education  Trust,  Inc.          9,667          7.36%

     Mar-Jac  Poultry  Inc.          7,555          5.75%

     Norman  H.  Bell  MD          7,177          5.46%

     Northwest  Eye  Clinic  Inc.  Employee
     Pension  Trust  #13  Frederick  Kaiser          7,028          5.35%

                    INVESTMENT ADVISORY AND OTHER SERVICES Each of the Sextant Funds monthly pays the Adviser an Advisory and Administrative Services Fee (the "Base Fee"). The Base Fee covers certain administrative services such as portfolio accounting, shareholder and financial reporting, shareholder servicing and transfer agency services. The Base Fee is also compensation for portfolio management, advice and recommendations on securities to be purchased, held or sold. The Base Fee is computed at the annual rate of 0.60% of average daily net assets of each Fund, and is paid monthly. The Base Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index (the "Performance Adjustment").

"Performance Adjustment" for Sextant Bond Income Fund and Sextant Short-Term Bond Fund

For each month in which either of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year. If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.

No performance adjustment is applicable during the first year the Agreement is in place.

Performance adjustment for Sextant Growth Fund and Sextant International Fund For each month in which either of these Fund's total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year. If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual 15
 rate of .20%. If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%. No Performance Adjustment is payable during the first year the Agreement is in place. Total return investment performance as calculated and published by Morningstar, Inc. for selected groups of mutual funds is used as the index for comparison purposes. The comparative Morningstar categories used are:

Sextant  Growth  Fund:    "DOMESTIC  GROWTH  FUNDS"

Sextant  International  Fund:  "FOREIGN  STOCK  FUNDS"

Sextant  Bond  Income  Fund:      "LONG-TERM  BOND  FUNDS"

Sextant  Short-Term  Bond  Fund:      "SHORT-TERM  BOND  FUNDS"

In the event that a particular index is no longer available or otherwise becomes unavailable or inappropriate, in the opinion of the Board of Trustees, the Board may select another to replace it. The Adviser has also voluntarily undertaken to limit expenses of Bond Income Fund and Short-Term Bond Fund to 0.60% through March 31, 1999. A waiver may have the effect of subsidizing the
yield for the  period  it is in  effect.        Each  Fund  pays its own  taxes,
brokerage commissions, trustees' fees, legal and accounting fees, insurance, expenses incurred in complying with state and federal laws regulating the issue and sale of its shares, and mail-ing and printing costs for prospectuses, reports and notices to share-owners.

The Adviser furnishes office space, facilities and equipment, personnel and clerical and bookkeeping services required to conduct the business of the Fund, as well as transfer agency and certain other expenses.

For no additional charges, the Adviser provides services as the transfer agent, registrar and dividend-pay-ing agent for each Fund. As transfer agent, Saturna furnishes to each shareowner a state-ment after each transaction, an historical statement at the end of each year showing all trans-actions during the year, and Form 1099 tax forms. Saturna also, on behalf of the Trust, responds to shareowners' questions or correspondence. Further, the transfer agent regularly furnishes each Fund with current shareowner lists and information necessary to keep the shares in balance with the Trust's records. The transfer agent performs the mailing of financial statements, notices, and prospectuses to shareowners. The transfer agent maintains records of contributions; disbursements and assets as required for IRAs and other qualified retirement accounts. Each Fund reimburses Saturna for any out-of-pocket expense for forms and mailing costs used in performing its functions.

The laws and regulations of various states set expense limitations for mutual funds as a condition for registration to offer and sell shares in that state. Usually, the expense limitation requires reimbursement if, and to the extent that, the aggregate operating expenses including the advisory fee but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, are in excess of a specified percentage of the average net assets of a Fund for its fiscal year. The only 16
 state the adviser believes  maintains an expense
limitation is California, which limits aggregate annual expenses (with exceptions) to 2.5% of the first $30 million of average net assets, 2% of the next $70 million and 1.5% of the remaining average net assets.

National City Bank, Indianapolis, Indiana 46255 is the custodian of the Funds' securities and other assets. As custodian, the bank holds in custody all securities and cash, settles for all securities transactions, receives money from sale of shares and on order of each Fund pays the authorized expenses of the Fund. When Fund shares are redeemed by investors, the proceeds are paid to the shareowner by check drawn on the custodian bank. Tait, Weller, and Baker, Eight Penn Center Plaza, Philadelphia PA 19103 served as the independent accountants for the fiscal year ending November 30, 1997. The independent accountants conduct the annual audit of the Trust as of November 30 and prepare the tax returns of each Fund.

Prior to September 28, 1995, under the advisory contracts then in effect, Sextant Growth Fund and Sextant Bond Income Fund were obligated to pay Saturna Capital fees under management contracts that are no longer in effect. Under the former contracts, Northwest Growth Fund, predecessor to Sextant Growth Fund paid Saturna Capital monthly an advisory fee at the rate of 0.75% of average daily net asset value annually. Similarly, Washington Tax-Exempt Fund, predecessor to Sextant Bond Income Fund was obligated to pay Saturna Capital monthly an advisory fee at the annual rate of 0.50% of the average daily net assets up to $250 million, 0.40% of assets be-tween $250 million and $1 billion, and 0.30% of assets in excess of $1 billion. Under the former contracts, the Adviser received a separate fee as compensation for services as transfer agent and dividend disbursement agent. Each Fund paid Saturna an annual fee of $1.10 per month per shareowner account (plus $.30 per month for Funds paying dividends more frequently than once per quarter). Each Fund reimbursed Saturna for any out-of-pocket expense for forms and mailing costs used in perform-ing its functions. For the fiscal year ended November 30, 1997 and 1996, no Sextant fund paid transfer agent fees. For the fiscal year ended November 30, 1995, Sextant Growth Fund, (formerly Northwest Growth Fund) paid transfer agent fees of $1,272, and Sextant Bond Income Fund (formerly Washington Tax-Exempt Fund) paid $842.

For the fiscal year ended November 30, 1997, Sextant Growth Fund paid investment adviser and administration fees of $11,819. For fiscal 1996, Sextant Growth Fund paid investment adviser and administration fees of $7,540 and for the fiscal year ending 1995, Sextant Growth Fund paid $7,255, a portion of which was paid under the new contract approved by shareholders effective September 28, 1995. For fiscal 1994, under the former contracts Sextant Growth Fund paid $9,318 in administrative and advisory fees, and no waiver or reimbursement was required.

For the fiscal year ended November 30, 1997, Sextant Bond Income Fund incurred advisory expenses of $6,805 (all of which was waived by Saturna Capital). In the fiscal year ended November 30, 1996, Sextant Bond Income Fund paid investment adviser and administration fees of $6,640 (all of which was waived by Saturna Capital). For fiscal 1995, Sextant Bond Income Fund paid investment adviser and administration fees of $5,838, all of which was waived under the adviser's voluntary expense reimbursements. For fiscal 1994, under the former contracts Sextant Bond Income Fund paid $8,394 in administrative and advisory fees of which Saturna Capital waived or reimbursed $8,046.

For the fiscal year ended November 30, 1997, Sextant Short-Term Bond Fund incurred advisory expenses of $13,245 and for the fiscal year ended November 30, 1996 and the period September 28, 1995 (inception) through November 30, 1995, Sextant Short-Term Bond Fund paid Saturna 17
 Capital  investment adviser
and administration fees of $15,583 (of which $8,375 was waived) and $605 (entirely waived), respectively.

Similarly, for the fiscal year ended November 30, 1997 Sextant International Fund incurred advisory expenses of $7,537 and for the fiscal year ended November 30, 1996 and the period September 28, 1995 (inception) through November 30, 1995, Sextant International Fund paid Saturna Capital investment adviser and administration fees of $3,148 and $296, respectively.
                             BROKERAGE ALLOCATION
The placing of purchase and sale orders as well as the negotiation of commissions is performed by the Adviser and is reviewed by the Board of Trustees. The Adviser may allocate brokerage to any broker in return for research or services and for selling shares of any Fund. Brokers may provide research or statistical material to the Adviser, but this information is only supplemental to the research and other statistics and material accumulated and maintained through the Adviser's own efforts. Any such supplemental information may or may not be of value or used in making investment decisions for the Trust or any other account serviced by the Adviser.

The primary consideration in effecting securities transactions for each Fund is to obtain the best price and execution which in the judgment of the Adviser is attainable at the time and which would bring the best net overall economic result to the Fund. Factors taken into account in the selection of brokers include the price of the security, commissions paid on the transaction, the efficiency and cooperation with which the transaction is effected, the expediency of making settlement and the financial strength and stability of the broker. The Adviser may negotiate commissions at a rate in excess of the amount another broker would have charged if it determines in good faith that the overall net economic result is favorable to the Fund. The Adviser evaluates whether brokerage commissions are reasonable based upon available in-formation about the general level of commissions paid by similar mutual funds for compara-ble services.

The Adviser's  subsidiary,  Investors  National  Corporation,  is qualified as a broker-dealer to engage in a general brokerage business. Investors National Corporation conducts all its transactions on an agency basis for established "deep discount" commissions; it does not make markets, "deal," or maintain inventories of securities. Most stock and US Government bond brokerage for the Trust is conducted through Investors National Corporation, and the Board of Trustees has given permission for the Adviser to so direct. As this brokerage is conducted through an af-filiate of the Adviser, the Trustees adopted procedures reasonably designed to ensure that such brokerage fees are reasonable and fair compared to remuneration received by other brokers in comparable transactions. The Trustees receive detailed quarterly monitoring reports and review brokerage procedures at least annually. For fiscal years 1997, 1996, and 1995, Sextant Growth Fund paid $1,967 $2,536,and $3,188 in brokerage commissions to Investors National Corporation. For the fiscal year of 1997, Sextant International Fund paid $872 is brokerage commissions to Investors National Corporation. For the year ended November 30, 1996 and the period September 28, 1995 (inception) to November 30, 1995, Sextant International Fund paid $1,562 and $266, respectively in commissions to Investors National Corporation. This represented 100% of each Fund's commissions and aggregate brokerage transactions for each of these years.

For fiscal years 1997, 1996,and 1995 Sextant Bond Income Fund paid $147, $49 and $0, in brokerage commissions to Investors National Corporation. For the fiscal year ended November 18

30, 1997 brokerage commissions to Investors National Corporations for Sextant Short Term Bond Fund was $ 392 and for the fiscal year ended November 30, 1996 and the period September 28, 1995 (inception) through November 30, 1995, Sextant Short-Term Bond Fund paid $98 and $0 in commissions respectively.

         PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED See How to Buy Shares, How to Redeem Shares and Net Asset Value in the Prospectus for an ex-planation about the ways to purchase or redeem shares.

In addition to normal purchases or redemptions, the shares of each Fund may be exchanged for shares of other Funds of Saturna Investment Trust. Exchange is made at no charge upon written request or by telephone if the shareowner has previously authorized telephone privileges on the application. A gain or loss for federal tax purposes is normally realized upon redemption of any shares for the purposes of an ex-change as described above.

Net asset value per share is determined by dividing the value of all securities and other assets, less liabilities, by the number of shares outstanding. The net asset value is determined for each Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Exchange is open for trading. The Exchange is generally closed on: New Year's Day, Washington's Birthday/President's Day, Good Friday, Memorial Day, Independence Day (observance), Labor Day, Thanksgiving Day and Christmas Holiday.
                                  TAX STATUS
Saturna Investment Trust is organized as a "series" investment company. At present only the Funds and Idaho Tax-Exempt Fund are offered, but the Trust may create in the future additional funds with different investment objectives. Each Fund is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that Fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the Adviser. Assets of each Fund are segregated. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses and liabilities. Each Fund conducts separate voting on issues relating solely to that Fund, except as re-quired by the Investment Company Act. The tax status and tax consequences to shareowners of each separate Fund differs, depending upon the investment objectives, operations, income, gain or loss, and distributions from each Fund.

Each Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as it has since inception, with the provi-sions of the Internal Revenue Code applicable to regulated investment companies, which re-lieve the Funds of federal income taxes on the amounts so distributed. For Sextant Growth Fund and Sextant International Fund, dividends from net investment income and distribution of any capital gains are made at the end of the fiscal year in November. The Sextant Bond Income Fund and Sextant Short-Term Bond Fund pay dividends from net investment income daily, which are reinvested or distributed at each month-end. Distribution of any net realized capital gains is made at the end of the fiscal year in November. 19

The amount of investment income and capital gains, if any, available for distri-bution by a Fund in the future cannot be predicted due to continually changing eco-nomic conditions and market prices.

Dividends and distributions from capital gains are normally reinvested in additional full and fractional shares of the Fund. The shares purchased with dividends or capital gains dis-tributions may be redeemed using any of the methods for redemption of shares.

Distributions and dividends may be subject to federal, state, and local taxes. Shareowners are taxed whether the shares automatically purchased with dividends and distributions are left in the Fund or are paid to the shareowner.

Shortly after the end of each calendar year, shareowners are mailed a Form 1099-DIV ad-vising of the dividends paid the shareowner for the year.

If you do not furnish the transfer agent with a valid Social Security or Tax Identification Number and in certain other circumstances, we are required to withhold 31% of dividend income. Income dividends to shareowners who are nonresident aliens may be subject to a 30% United States withholding tax under the existing provisions of the code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. If the IRS determines that the Trust should be fined or penalized for inaccurate or missing or otherwise inadequate reporting of a Tax Identification Number, the amount of the IRS fee or penalty is directly assessed to the shareowner account involved.
                             FINANCIAL STATEMENTS

The most recent audited annual report accompanies this Statement of Additional Infor-mation. The financial statements and selected per share data and ratios dated November 30, 1997, together with the report of independent accountants dated  December 12, 1997,  are  considered a part of the Statement of Additional
Information and are in-corporated by reference.      20

                                   APPENDIX
                                 BOND RATINGS

GENERAL. Moody's and S&P's ratings represent their opinions as to quality of the bonds which they undertake (for a fee) to rate. Such ratings are not an absolute standard of quality. A rating is not a recommendation to buy, sell, or hold a bond because it does not take into account market value or suitability for a particular investment purpose. Ratings may vary from service to service, and may be changed, withdrawn or suspended without notice for a variety of reasons.

BOND  RATINGS

MOODY'S INVESTORS SERVICES, INC., describes its ratings for debt securities as follows:

AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and princi-pal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds rated AA are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which may make the long-term risks appear somewhat larger than in Aaa bonds.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a sus-ceptibility to impairment sometime in the future.

BAA Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S describes its rating for debt securities as follows:

AAA Debt rated AAA has the highest rating. Capacity to pay interest and to repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and to repay principal, and differs from the higher rated issues only in small degree.
21

A Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effect of changes and cir-cumstances in economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

COMMERCIAL  PAPER  RATINGS

MOODY'S INVESTORS SERVICES, INC. employs the following designations, all investment grade

PRIME-1          Highest  quality
PRIME-2          Higher  quality
PRIME-3          High  Quality

If an issuer represents that its commercial paper is supported by the credit of another entity or entities, Moody's evaluates the financial strength of that affiliated entity as one factor in the total rating assessment.

STANDARD & POOR'S describes its rating and their meanings as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

AA This designation indicates that the degree of safety regarding timely payment
is  very  strong.   Those  issues  determined  to  possess  overwhelming  safety characteristics are denoted with a plus (+) sign.
22

CROSS  REFERENCE  SHEET

 PART  A                                                   PROSPECTUS CAPTIONS
 -------                                                   -------------------

1.    Cover  Page                                              About the Fund;
                                        Expenses

2.    Synopsis                                                  Not Applicable

3.    Condensed  Financial  Information                    Expenses;
                                        Financial  Highlights

4.    General  Description  of  Registrant                    About  the Fund,
                                        Investment  Objectives
                                        and  Policies;
                              Investment  Policies  and
                                        Risk  Considerations

5.    Management  of  the  Fund                              Trust Management,
                                        Investment  Adviser

6.    Capital  Stock  and  Other  Securities                    Capital Stock;
                                        Dividends

7.    Purchase  of  Securities  Being  Offered          Net  Asset  Value,
                                        How  to  Buy  Shares

8.    Redemption  or  Repurchase                          How to Redeem Shares

9.    Pending  Legal  Proceedings                               Not Applicable
1

                                   STATEMENT  OF  ADDITIONAL
                                   -------------------------
PART  B                                                            INFORMATION
-------                                                            -----------
CAPTIONS
--------

10.    Cover  Page                                                  Cover Page

11.    Table  of  Contents                                   Table of Contents

12.    General  Information  and  History                  General Information
                                        History

13.    Investment  Objectives  &  Policies               Investment Objectives
                                        and  Policies;
                                        Portfolio  Turnover;
                                        Investment
                                        Considerations

14.    Management  of  the  Registrant                 Management of the Trust

15.    Control  Persons  and  Principal                   Principal Holders of
            Holders  of  Securities                                 Securities

16.    Investment  Advisory  and  Other                    Investment Advisory
          Services                                          and Other Services

17.    Brokerage  Allocation  and  Other                  Brokerage Allocation
           Practices                                        Portfolio Turnover

18.    Capital  Stock  and  Other  Securities                   Not Applicable

19.    Purchase,  Redemptions  and  Pricing           Purchase, Redemption and
          of  Securities  Being  Offered                 Pricing of Securities
                                        Being  Offered

20.    Tax  Status                                                  Tax Status

21.    Underwriters                                             Not Applicable
2

22.    Calculations  of  Performance  Data                    Performance Data

23.    Financial  Statements                              Financial Statements
3

                                    PART B



                      STATEMENT OF ADDITIONAL INFORMATION

                           SATURNA INVESTMENT TRUST

                              SEXTANT GROWTH FUND
                           SEXTANT BOND INCOME FUND
                          SEXTANT INTERNATIONAL FUND
                         SEXTANT SHORT-TERM BOND FUND



                             1300 N. State Street
                         Bellingham, Washington 98225

                                 360-734-9900
                                  800-SATURNA


                      STATEMENT OF ADDITIONAL INFORMATION

                                March 26, 1998

The Sextant Funds are series of Saturna Investment trust (the "Trust"). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objectives and policies. This Statement of Additional Information is not a Prospectus. It merely furnishes additional information that should be read in conjunction with the Funds' pro-spectus dated March 26, 1998. A free Fund prospectus may be obtained by telephoning the numbers above, writing the Funds at the address shown above,
or  downloading  an electronic  copy from ERROR!  BOOKMARK NOT DEFINED..       1

                               TABLE OF CONTENTS



                                                  Page

General  Information  and  History          2
Investment  Objectives  and  Policies          3
Investment  Considerations          7
Portfolio  Turnover          9
Performance  Data          10
Management  of  the  Trust          12
Principal  Holders  of  Securities          15
Investment  Advisory  and  Other  Services          16
Brokerage  Allocation          19
Purchase,  Redemption  and  Pricing  of  Securities  Being  Offered         20
Tax  Status          21
Financial  Statements          22
Appendix          23
2

                        GENERAL INFORMATION AND HISTORY
Saturna Investment Trust (the "Trust") is a business trust formed pursuant to RCW 23.90 of the laws of the State of Washington to operate as an open-end management company. When formed on February 20, 1987, the name was Northwest Investors Tax-Exempt Business Trust. The Trust's name was changed to Northwest Investors Trust on October 12, 1990. Most recently, in connec-tion with the formation of the Sextant Funds, the Trust's name was changed to Saturna Investment Trust on September 28, 1995.

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares in any Fund of the Trust. The Trust may establish additional Funds in the future by ap-proval of the Trustees. All shares have no par value and when issued are fully paid and non-assessable and have no preemptive, conversion, or sinking fund rights.

The Trust has five separate Funds, four of which are offered as the Sextant Funds through this Prospectus and Statement of Additional Information: Sextant Growth Fund (formerly known as Northwest Growth Fund), Sextant Bond Income Fund (formerly known as Washington Tax-Exempt Fund), Sextant International Fund, and Sextant Short-Term Bond Fund. The remaining Fund, Idaho Tax-Exempt Fund (initially known as the Idaho Extended Maturity Tax-Exempt Fund) is offered through a separate Prospectus and Statement of Additional Information.
                      INVESTMENT OBJECTIVES AND POLICIES
This section is provided only for the purpose of expanding or outlining certain policies and re-strictions not thoroughly covered in the Prospectus.

SEXTANT GROWTH FUND seeks long-term growth. The Fund invests in common stocks and other equity-type securities. Although income is considered when an investment is considered, the Fund is not designed for investors seeking income. The Fund pursues its objective by investing primarily in common stocks and securities convertible into common stocks and preferred stocks, but may also invest in other securities that are suited to the Fund's investment objectives. The Fund ordinarily does not invest in straight-debt securities.

The Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. Although the Fund invests principally in securities of U.S. issuers, it may invest up to 5% of its total assets (valued at the time of investment) in foreign securities, including foreign government obligations and foreign equity and debt securities that are traded in the U.S. (See the discussion of international investing under "Sextant International Fund" and "Investment Considerations" below.)

Under normal market conditions, the Fund expects to be substantially fully invested in the types of securities described in the preceding paragraphs. However, to the extent that investments meeting the Fund's criteria for investment are not available or when the Adviser considers a temporary defensive investment position advisable, the Fund may invest without limitation in high-quality corporate debt obligations or U.S. government obligations or hold cash or cash equivalents. 3

SEXTANT INTERNATIONAL FUND'S objective is long term growth by investing primarily in a diversified portfolio of foreign common stocks and other equity-type securities (e.g. securities convertible into common stocks and preferred stocks.) The Fund ordinarily does not invest in straight-debt securities. Under normal market conditions, the Fund invests at least 65% of its total assets (taken at market value at time of investment) in foreign securities (securities of non-U.S. issuers). The Fund ordinarily invests in securities of at least three countries outside the U.S. However, to the extent that investments meeting the Fund's criteria for investment are not available or when the Adviser considers a temporary defensive investment position advisable, the Fund may invest without limitation in high-quality debt obligations or U.S. government obligations or hold cash or cash equivalents.

Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income. The Fund pursues its objective by investing primarily in common stocks and securities convertible into common stocks, but may also invest in other securities that are suited to the Fund's investment objectives, including preferred stocks and debt securities.

The Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. These factors may be particularly applicable in smaller or emerging foreign markets.

The Fund diversifies its investments among several countries and does not concentrate in any particular industry. The Fund varies its investments geographically and by type of securities in which it invests based on the adviser's evaluation of economic, market, and political trends throughout the world. The adviser considers the relative political and economic stability of a company's home country in evaluating the potential rewards and risks of an investment opportunity. The Fund may invest in securities traded in mature markets (such as Canada, Japan and the United Kingdom), in less developed markets (for example, Mexico), and in emerging markets (for example, Peru). Investments in foreign securities, especially those in less developed and emerging markets present additional risk. (See "Investment Considerations.")

Although the Fund may invest throughout the world outside the U.S. and determine that it is in the best interest of the Fund and shareholders to keep assets in those countries in which the Fund is investing, as a matter of operating policy (that can be changed by the Board of Trustees), the Fund presently limits its investments to those securities of foreign issuers that are traded and settled in the U.S. or to American Depository Receipts ("ADR's") that represent underlying shares of foreign issuers. (ADR's are receipts typically issued by an American bank or trust company evidencing ownership of the underlying foreign securities.) Positions in these securities are generally valued in U.S. dollars, they are not necessarily denominated in the same currency as the underlying security into which they may be converted. The Fund may invest in both "sponsored" and "unsponsored" ADR's. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. Unsponsored ADR holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. (See also "Investment Considerations" below.)

The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes also affect the Fund's income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund's securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens) the value of the Fund's securities denominated in that currency would be expected to decline.

The dividends and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thereby reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder otherwise subject to U.S. federal income taxes may, subject to various limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

SEXTANT SHORT-TERM BOND FUND seeks capital stability and a high level of current income. The Fund pursues this objective by investing primarily in marketable short-term debt securities.

Under normal circumstances, the Fund's dollar-weighted average maturity does not exceed three years.

SEXTANT BOND INCOME FUND seeks high current income. The Fund pursues this objective by investing primarily in marketable long-term debt securities. As an operating policy that may be changed by the Board of Trustees, under normal market conditions the Fund maintains a dollar-weighted average effective maturity in excess of ten years.

The risks and investment returns offered in these Funds depend primarily on the terms and quality of the obligations in that Fund's portfolio, as well as on market conditions. Interest rate fluctuations affect a Fund's net asset value, but not the income received by the Fund from its portfolio securities. However, because prices and yields on debt securities vary over time, no specific yield on shares of a Fund can be assured.

Short-Term Bond Fund is appropriate for investors who seek yields that are typically higher than are usually available from money market instruments. By limiting itself to shorter maturities, Short-Term Bond Fund should provide less net asset fluctuation than shareholders might expect from a longer-term bond fund, such as Bond Income Fund.

Bond Income Fund is for investors who seek a higher level of income than is generally available from a shorter-term fund, yet who can accept greater levels of interest rate and other risks associated with investment in longer-term securities.

The "effective maturity" of a debt instrument is the weighted average period over which the Adviser expects the principal to be paid. It differs from the stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to mortgage backed securities such as GNMA securities, the effective maturity is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, the effective maturity is typically the next call date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. During periods of rising interest rates, the effective maturity of mortgage backed securities and callable obligations may increase substantially because they become less likely to be prepaid, which may result in greater net asset value fluctuation. 5

Under normal market conditions, each of Sextant Short-Term Bond Fund and Sextant Bond Income Fund invests at least 65% of the value of its total assets (taken at market value at the time of investment) in "bonds," meaning:

- Marketable straight-debt securities of domestic issuers, and of foreign issuers payable in U.S. dollars, rated at the time of purchase within the three highest grades assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa or A) or by Standard & Poor's Corporation ("S&P") (AAA, AA or
A)*foot1  Please  refer  to  the  Appendix  for  a  discussion  of  ratings.


-          U.S.  Government  Securities;


- Commercial paper rated Prime-1 by Moody's or A-1 by S&P at time of purchase, or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated Aa or better by Moody's or AA or better by S&P; and

- Bank obligations, including repurchase agreements foot2 A repurchase agreement involves the sale of securities to the Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate, within a specified time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.
 of  banks,  having  total  assets  in  excess  of  $1  billion.

These Funds may also invest in other debt securities (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests, and privately placed debt securities). However, the Funds may not invest in a security rated at time of purchase below the fourth highest grade assigned by Moody's (Baa) or S&P (BBB). Debt rated Baa or BBB is considered "medium grade," though still generally accepted as investment grade. (See "Appendix" for more information regarding ratings of debt securities.)

U.S. Government Securities include: (i) bills, notes, bonds and other debt securities, differing as to maturity and rates of interest, that are issued by and are direct obligations of the U.S. Treasury; and (ii) other securities that are issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. U.S. Government Securities are generally accepted as being among the safest debt securities with respect to the timely payment of principal and interest (but not any premium paid on their purchase), but generally bear a lower rate of interest than corporate debt securities. However, they are subject to market risk like other debt securities, and the Funds' shares fluctuate in value.

Among the Government Securities the Funds may purchase are those issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and other agencies. Securities such as these represent an interest in a pool of mortgages insured in whole or in part by other agencies or the U.S. Treasury, depending on the terms of the issue. These issues may or may not represent the guarantee of the U.S. Treasury.
6

These "mortgage-backed" debt securities are entitled to interest and principal payments on mortgages in the pool as they are paid. During periods of declining interest rates there is an increased likelihood that these mortgages will be prepaid, resulting in a loss of the benefit of holding the instrument to full term, and loss of any premium the Fund may have paid to buy the security.

The Funds may also invest in floating rate instruments which provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features.

Medium grade (Baa or BBB) debt securities are obligations of issuers with less capacity to pay interest and repay principal than those rated more highly. Investment in these debt securities involves somewhat greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Some issuers of debt securities choose not to have their securities rated by a rating service. The Funds may invest in unrated securities that in the adviser's opinion are comparable to securities having at least a medium grade rating and are suitable for investment by the Funds.
                           INVESTMENT CONSIDERATIONS

Investing in securities entails both market risk and risk of price variation in individual securities. This is true even for debt securities issued by the U.S. Government. By diversifying its invest-ments, each Fund may reduce the risk associated with owning one or a few individual securities. There is no assurance
that any Fund will achieve its investment  objectives.       The Growth Fund and
the International Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. These factors may be particularly applicable in smaller or emerging foreign markets.

Investment  in  Foreign  Securities

Investors should understand and carefully consider the risks involved in foreign investing. Investing in foreign securities or instruments involves risks and opportunities not typically associated with investing in U.S. securities. These include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less governmental supervision of exchanges, issuers, brokers; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform trading practices; less liquidity or greater price volatility in foreign markets; possible imposition of foreign taxes; or less advantageous legal, operational, and financial protections applicable to foreign custodial arrangements. There is also a risk of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, 7

 adoption of foreign government restrictions, or adverse political, social or diplomatic developments that could affect investment in these nations.

Short-Term  Bond  Fund  and  Bond  Income  Fund

Many factors may cause the value of a shareholder's investment in the Fund to fluctuate in value. The value of each Fund's portfolio normally fluctuates inversely with changes in market interest rates. Generally, when market interest rates rise the prices of bonds fall; when rates fall, bond prices generally rise. In addition, there is a risk that the issuer of a bond or other security fails to make timely payments of principal and interest.

The risks inherent in these Funds depend primarily on the terms and quality of the obligations in that Fund's portfolio, as well as on market conditions. Interest rate fluctuations affect a Fund's net asset value, but not the income received by the Fund from its portfolio securities. However, because yields on debt securities available for purchase by a Fund vary over time, no specific yield on shares of a Fund can be assured.

INVESTMENT RESTRICTIONS. In addition to the restrictions stated in the Prospectus, the Funds shall not purchase securities on margin or sell securities short or purchase or write put or call options; purchase "restricted securities" (those which are subject to legal or con-tractual restric-tions on resale or are otherwise not readily marketable); nor invest in oil, gas or other min-eral exploration leases and programs. The Funds shall not make loans to others, except for the purchase of debt securities, or entering into repurchase agreements. The Funds shall not in-vest in securities so as to not comply with Subchapter M of the Code, in that generally at the close of each quarter of the tax year, at least 50% of the value of each Fund's total assets is represented by (i) cash and cash items, government securities, and securities of other regulated invest-ment companies, and (ii) other securities, except that with respect to any one issuer in an amount more than 5% of ei-ther Fund's total assets, and no more than 10% of the Fund's voting securities of any one is-suer. In addition, the Funds shall not purchase real estate; real estate limited partnerships (excepting master limited partnerships that are pub-licly traded on a na-tional security ex-change or NASDAQ's National Market System); com-modities or commodity contracts; issue senior securities; provided, however, that a fund may borrow money for extraordinary or emergency purposes and then only if after such borrowing there is asset coverage of at least 300% for all such borrowings; nor act as a securities un-der-writer except that they may pur-chase securities directly from the issuer for investment purposes. Also, no Fund of the Trust shall purchase or retain securities of any issuer if the officers or trustees of the Trust or its adviser own more than one-half of one percent of the securities of such issuer; invest in any com-pany for the pur-pose of management or exercising control. No Fund of the Trust shall invest in the securities of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization or by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission.

No Fund shall pur-chase securities of any issuer in excess of 5% of the Fund's total assets or pur-chase more than 10% of the outstanding voting securities of any is-suer; or concentrate its in-vestments in a single industry beyond 25% of the total value of the Fund; or invest more than 10% of its assets in the securities of issuers which to-gether have a record of less than three years continuous operation. No Fund purchases securities if it has outstanding borrowings exceeding 5% of its net assets. No Fund's invest-ments in warrants, valued at the lower of cost or market, shall exceed 5% of the value of the Fund's net assets. Included within that amount, but not to ex-ceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or 8

American  Stock  Exchange.    Warrants  acquired  in  units  or  at-tached  to
securities  may  be  deemed  to  be  without  value.

Notwithstanding the above, the Funds may purchase securities pursuant to the exercise of subscription rights, provided that such purchase does not result in the Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Funds' interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Funds may not always realize the full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceed by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Funds' portfolio securities with the result that the Fund would be forced to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

Investment objectives and certain policies of each of the Funds may not be changed without the prior ap-proval of the holders of the majority of the outstanding shares of the respective Fund. Objectives and poli-cies which are considered fundamental and subject to change only by prior approval of the shareowners include: (1) the primary and any secondary investment objectives;
(2) the classification of the Trust as an open-end management company and the sub-classification of each of the Funds as a diversified company; and (3) the policies listed under "Investment Restrictions."
                              PORTFOLIO TURNOVER
The Funds have no restrictions on portfolio turnover and buy or sell investments accord-ing to the Adviser's assessment of the market and the economy. The figures regarding turnover in the following paragraph's reflect the operations of certain Funds under their previous objectives. The portfolio turnover for these Funds under their present policies is not expected to be materially different, however.



The portfolio turnover rate of the Sextant Growth Fund
(previously Northwest Growth Fund) for the fiscal years ended November 30, 1997, 1996, and 1995, was 25%, 32%, and 40% respectively.

The portfolio turnover rate of the Sextant Bond Income Fund (previously Washington Tax-Exempt Fund) for the fiscal years ended November 30, 1997, 1996 and 1995 was 51%, 75%, and 77%, respectively.

Portfolio turnover for the Sextant Short-Term Bond Fund for the fiscal year ended November 30, 1997, 1996 and the period September 28, 1995 (inception) through November 30, 1995, was 47%, 100% and 0%, respectively. Portfolio turnover for the Sextant International Fund for the fiscal year ended November 30, 1997, 1996 and the period September 28, 1995 (inception) through November 30, 1995, was 9%, 11% and 12%, respectively.
                               PERFORMANCE DATA
The figures regarding yield and total return in the following paragraphs reflect the operations of certain Funds under their previous objectives. Consequently, no inference as to future performance of the Sextant Growth Fund or Sextant Bond Income Fund should be drawn.

Certain  factors  should be taken into  account  before  using Total  Return and
Current Yield information as a basis for comparison with alternative investments. No ad-justment is made for taxes payable on distributions. The performance for any given past period is not an indication of future rates of return or yield on its shares.
 The Sextant Growth Fund's total return for the one year period ended November 30, 1997 was 30.30%. Average annual total return from April 1, 1987 (inception of the predecessor fund) through November 30, 1997 was 16.28%. Performance figures for the Sextant Growth Fund for the period prior to October 12, 1990 reflect the Fund's investment objective at that time of tax-free income and capital preservation. Performance figures for the Sextant Growth Fund for the period from October 12, 1990 to September 28, 1995 reflect the Fund's investment objective at that time of Northwest growth stocks.

The total return of the Sextant Bond Income Fund for the one year period ended November 30, 1997 was 8.24%. Average annual total return for the period March 1, 1993 (inception) through November 30, 1997, was 6.92%. Performance figures for the Sextant Bond Income Fund for the period from inception to September 28, 1995 reflect the Fund's investment objective at that time of Washington State municipal bonds.

The total return of the Sextant Short-Term Bond Fund and Sextant International Fund for the one-year period ended November 30, 1997 was 5.44% and 13.58%, respectively. Average annual total returns for the period September 28, 1995 (inception) through November 30, 1997 was 5.24% and 14.41%, respectively.

Average  annual  Total  Return  quotations for various periods illustrated are
                 -------------
computed by find-ing the average annual compounded rate of return over the period quoted that would equate the initial amount invested to the ending redeemable value according to the following formula:
          P  (1  +  T)n      =      ERV

Where
          P = a hypothetical initial Payment of $1,000 T = average annual Total return n = Number of years ERV =Ending Redeemable Value of the $1,000 payment made  at  the  beginning  of  the  period.

To solve for average Total Return, the formula is as follows:

          T    =    (ERV/P)  1/n    -  1

The Funds utilize the following procedures in determining yield. The yield calculation is based on a 30 day period and is computed by the following formula using the compounded semi-annual APR:

     Nominal  Yield  =  [  [  [  (  (a-b)  /  ( c*d ) ) + 1 ] -1 ] /30 ] * 360

     Compounded  Semi-Annual  APR  =  [ [ 1 + [ Nominal Yield / 2 ] ] 2  ] - 1

Where: a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share (equivalent to Net Asset Value for no-load funds) on the last day of the period.


The yield on Sextant Bond Income Fund
for the 30-day period ended November 30, 1997 was 6.09%. The yield on Sextant Short-Term Bond Fund for the 30-day period ended November 30, 1997 was 5.40%.


In advertising and sales literature, a Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes or data, and other competing investment and deposit products. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of the differences in features and expected performance of the investments.

All of the indexes and  averages  noted below are  obtained  from the  indicated
sources or reporting services, which the Trust believes to be generally accurate. A Fund may also note its mention or recognition in other newspapers, magazines or media from time to time. However, the Trust assumes no responsibility for the accuracy of such data. Among the newspapers and magazines that might mention the Trust or the Funds are:

Barron's          Money
Business  Week          Mutual  Fund  Letter
Changing  Times          Morningstar
Consumer  Reports          New  York  Times
Consumer  Digest          Pensions  and  Investment
Financial  World          USA  Today
Forbes          US  News  and  World  Report
Fortune          Wall  Street  Journal
Investors  Daily


The Funds may also compare themselves to the Consumer Price Index, a widely recognized measure of inflation, and to other indexes and averages such as:

Dow Jones Industrials New York stock Exchange Composite Index Standard & Poor's 500 Stock Index American Stock Exchange Composite Index Standard & Poor's 400
Industrials NASDAQ Composite Wilshire 5000 NASDAQ Industrials Russell 2000 Lipper General Equity Fund Average Lipper Capital Appreciation Fund Average Lipper Equity Funds Average Lipper Growth Funds Average Lipper Growth & Income Fund Average Lipper Small Company Growth Fund Average Lipper Balanced Fund Average Lipper Equity Income Fund Average Ibbotson Common Stocks Index Morningstar Mutual Fund Indices

The indexes and averages are measures of performance of stocks and mutual funds that are classified, calculated and published by these independent services. The Funds may also use comparative performance as computed in a ranking by these or other independent services.

A Fund may also cite its rating or other mention by Morningstar or another entity. Morningstar's ratings are based on risk-adjusted total return performance, as computed by Morningstar by subtracting a Fund's risk score as computed by Morningstar, from the fund's total return score. This numerical score is then translated into rating categories.

                            MANAGEMENT OF THE TRUST
Information concerning Trustees and Officers of the Trust and their principal occupations for the past five years is shown below:

A.  HERBERT  ERSHIG,    -  Trustee
          22  Shorewood  Drive,  Bellingham,  WA  98225.
Retired.
President, Ershings, Inc., Bellingham WA, industrial manufacturing, from 1960 to 1996.

GARY  A.  GOLDFOGEL,  MD  -  Trustee
          1500  N.  State  Street,  Bellingham,  WA  98225.
     Pathologist.  Whatcom  County  Medical  Examiner,  Bellingham  WA.

NICHOLAS KAISER, MBA, CFA - President and Trustee * 1300 N. State Street, Bellingham, WA 98225.
President  of  Saturna  Capital  Corporation,  since  July  1989.
President of Unified Management Corporation, Indianapolis IN, investment advisers and brokers,  from  1976  through  June  1989.

JOHN  E.  LOVE,  Trustee
          Box  188,  Garfield,  Washington  99130
     Owner, J.E. Love Co., international agricultural equipment manufacturer, Garfield, WA
     Director,  Bank  of  Whitman,  Colfax,  Wash.
     Rear  Admiral,  U.S.  Navy,  Retired.

JOHN  S.  MOORE,  Ph.D.  -  Trustee
          College of Business and Economics, Western Washington University, Bellingham, WA 98225-9077
     Professor  of  Business  Administration

PHELPS  S.  MCILVAINE  -  Vice  President
          1300  N.  State  Street,  Bellingham,  WA  98225.
     Vice President and Director, Saturna Capital Corporation, January 1994 to present.
     Bond  Arbitrage  Trader,  Hickey  Financial,  Chicago  Illinois 1987-1994


PANDORA  LARNER  -  Secretary
          1300  N.  State  Street,  Bellingham,  WA  98225.
     Saturna  Capital  Corporation,  October  1996  to  present.
     Medical  supervisor,  1991  to  1993.
     Housewife,  1994.

     Clothing  sales  representative,  1995  to  Feb.  1996.
     Medical  receptionist/trainer,  Feb.  1996  to  Sept.  1996.


TERESA  K.  ANDERSON,  CMA.,  MBA  -  Treasurer
          1300  N.  State  Street,  Bellingham,  WA  98225.
Assistant Treasurer, Saturna Capital Corporation, December, 1993 to present. Student prior to December, 1993.


* Nicholas Kaiser is an "interested person" of the Trust as defined in the Investment Company Act of 1940.

The Trust pays disinterested trustees $100 per meeting attended and reimbursement of travel ex-penses (pro-rata to each Fund). Mr. Kaiser receives no compensation from the Trust, nor are the other officers of the Trust paid for their duties with the Trust.








                                 Pension or                            Total
                     Aggregate   Retirement                            Compensation
Name of              Compensa-   Benefits Accrued   Estimated Annual   From Registrant
Person;              tion From   As Part of Fund    Benefits Upon      and Fund Complex
Position             Registrant  Expenses           Retirement         Paid to Directors
-------------------  ----------  -----------------  -----------------  ------------------


A. HERBERT ERSHIG,     $ 400      $   0              $    0              $400
Trustee

GARY GOLDFOGEL,          400          0                   0               400
Trustee

JOHN E. LOVE,            400          0                   0               400
Trustee

JOHN S. MOORE,           400          0                   0               400
Trustee

NICHOLAS F. KAISER,        0          0                   0                 0
Trustee




The Board has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust. No Executive Committee has been established at this time. An Audit Committee, consisting of the disinterested directors, meets to select the independent accountant and review all audit reports. There is no separate nominating committee. As of February 24, 1998 officers, trustees and their families as a group, own the following shares of the Funds
               Percent  of
     Fund                           Shares  Owned          Outstanding
     ----                           -------------          -----------
     Sextant  Short-Term  Bond            66,051            17%
     Sextant  Bond  Income  Fund          67,733            26%
     Sextant  Growth  Fund                38,246            17%
     Sextant  International  Fund         37,307            28%

                        PRINCIPAL HOLDERS OF SECURITIES

As of February 24, 1998 the shareholders of Sextant Short-Term Bond Fund owning 5% or more were as follows:

      Name          Shares          Percentage
     ----          ------          ----------
     The  Heritage  Education  Trust,  Inc.
     Dr.  Mohammed  Jaghilt,  President          88,635          23.40%

     Robert  L.  Foote          60,745          16.04%

     Investors  National  Corporation.          35,806          9.45%

     Michael  McRory,  DDS  PS  Profit  SH
     DTD  7-29-80,  Michael  R.  McRory          26,737          7.06%

     Robert  J.  Nicholl  IRA  Rollover          20,068          5.29%

As of February 24, 1998 the shareowners with 5% or more of Sextant Bond Income Fund were as follows:

     Name          Shares          Percentage
     ----          ------          ----------
     Nicholas  F.  Kaiser
     Markell  F.  Kaiser,  JT.  Ten.          45,643          17.62%

     Luzenia  B.  Redpath          34,891          13.47%

     Loie  E.  Haggen          20,398          7.87%

     David  K.  Heaps  IRA  Rollover          16,955          6.64%

     Ubaldina  Sanchez          15,588          6.01%

     Frederick  M.  Graham
     Mary  J.  Graham,  Jt.  Ten          15,033          5.80%

     Saturna  Capital  Corporation          13,657          5.27%

As of February 24, 1998 the shareowners owning 5% or more of Sextant Growth Fund were:

     Name          Shares          Percentage
     ----          ------          ----------
     Nicholas  F.  Kaiser  IRA  Rollover          18,810          8.24%

     Sutherland  Enterprises  Ltd.          12,617          5.52%
14

As of February 24, 1998 the only shareowners with 5% or more of Sextant International Fund were:

     Name          Shares          Percentage
     ----          ------          ----------
     Nicholas  F.  Kaiser  IRA  Rollover          23,817          18.15%

     Heritage  Education  Trust,  Inc.          9,667          7.36%

     Mar-Jac  Poultry  Inc.          7,555          5.75%

     Norman  H.  Bell  MD          7,177          5.46%

     Northwest  Eye  Clinic  Inc.  Employee
     Pension  Trust  #13  Frederick  Kaiser          7,028          5.35%

                    INVESTMENT ADVISORY AND OTHER SERVICES Each of the Sextant Funds monthly pays the Adviser an Advisory and Administrative Services Fee (the "Base Fee"). The Base Fee covers certain administrative services such as portfolio accounting, shareholder and financial reporting, shareholder servicing and transfer agency services. The Base Fee is also compensation for portfolio management, advice and recommendations on securities to be purchased, held or sold. The Base Fee is computed at the annual rate of 0.60% of average daily net assets of each Fund, and is paid monthly. The Base Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index (the "Performance Adjustment").

"Performance Adjustment" for Sextant Bond Income Fund and Sextant Short-Term Bond Fund

For each month in which either of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year. If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.

No performance adjustment is applicable during the first year the Agreement is in place.

Performance adjustment for Sextant Growth Fund and Sextant International Fund For each month in which either of these Fund's total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year. If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual 15 rate of .20%. If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%. No Performance Adjustment is payable during the first year the Agreement is in place. Total return investment performance as calculated and published by Morningstar, Inc. for selected groups of mutual funds is used as the index for comparison purposes. The comparative Morningstar categories used are:

Sextant  Growth  Fund:    "DOMESTIC  GROWTH  FUNDS"

Sextant  International  Fund:  "FOREIGN  STOCK  FUNDS"

Sextant  Bond  Income  Fund:      "LONG-TERM  BOND  FUNDS"

Sextant  Short-Term  Bond  Fund:      "SHORT-TERM  BOND  FUNDS"

In the event that a particular index is no longer available or otherwise becomes unavailable or inappropriate, in the opinion of the Board of Trustees, the Board may select another to replace it.



 The  Adviser  has  also  voluntarily
undertaken to limit expenses of Bond Income Fund and Short-Term Bond Fund to 0.60% through March 31, 1999. A waiver may have the effect of subsidizing the yield for the period it is in effect.



Each  Fund  pays its own  taxes,
brokerage commissions, trustees' fees, legal and accounting fees, insurance, expenses incurred in complying with state and federal laws regulating the issue and sale of its shares, and mail-ing and printing costs for prospectuses, reports and notices to share-owners.

The Adviser furnishes office space, facilities and equipment, personnel and clerical and bookkeeping services required to conduct the business of the Fund, as well as transfer agency and certain other expenses.

For no additional charges, the Adviser provides services as the transfer agent, registrar and dividend-pay-ing agent for each Fund. As transfer agent, Saturna furnishes to each shareowner a state-ment after each transaction, an historical statement at the end of each year showing all trans-actions during the year, and Form 1099 tax forms. Saturna also, on behalf of the Trust, responds to shareowners' questions or correspondence. Further, the transfer agent regularly furnishes each Fund with current shareowner lists and information necessary to keep the shares in balance with the Trust's records. The transfer agent performs the mailing of financial statements, notices, and prospectuses to shareowners. The transfer agent maintains records of contributions; disbursements and assets as required for IRAs and other qualified retirement accounts. Each Fund reimburses Saturna for any out-of-pocket expense for forms and mailing costs used in performing its functions.

The laws and regulations of various states set expense limitations for mutual funds as a condition for registration to offer and sell shares in that state. Usually, the expense limitation requires reimbursement if, and to the extent that, the aggregate operating expenses including the advisory fee but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, are in excess of a specified percentage of the average net assets of a Fund for its fiscal year. The only 16 state the adviser believes  maintains an expense
limitation is California, which limits aggregate annual expenses (with exceptions) to 2.5% of the first $30 million of average net assets, 2% of the next $70 million and 1.5% of the remaining average net assets.

National City Bank, Indianapolis, Indiana 46255 is the custodian of the Funds' securities and other assets. As custodian, the bank holds in custody all securities and cash, settles for all securities transactions, receives money from sale of shares and on order of each Fund pays the authorized expenses of the Fund. When Fund shares are redeemed by investors, the proceeds are paid to the shareowner by check drawn on the custodian bank. Tait, Weller, and Baker, Eight Penn Center Plaza, Philadelphia PA 19103 served as the independent accountants for the fiscal year ending November 30, 1997. The independent accountants conduct the annual audit of the Trust as of November 30 and prepare the tax returns of each Fund.

Prior to September 28, 1995, under the advisory contracts then in effect, Sextant Growth Fund and Sextant Bond Income Fund were obligated to pay Saturna Capital fees under management contracts that are no longer in effect. Under the former contracts, Northwest Growth Fund, predecessor to Sextant Growth Fund paid Saturna Capital monthly an advisory fee at the rate of 0.75% of average daily net asset value annually. Similarly, Washington Tax-Exempt Fund, predecessor to Sextant Bond Income Fund was obligated to pay Saturna Capital monthly an advisory fee at the annual rate of 0.50% of the average daily net assets up to $250 million, 0.40% of assets be-tween $250 million and $1 billion, and 0.30% of assets in excess of $1 billion. Under the former contracts, the Adviser received a separate fee as compensation for services as transfer agent and dividend disbursement agent. Each Fund paid Saturna an annual fee of $1.10 per month per shareowner account (plus $.30 per month for Funds paying dividends more frequently than once per quarter). Each Fund reimbursed Saturna for any out-of-pocket expense for forms and mailing costs used in perform-ing its functions. For the fiscal year ended November 30, 1997 and 1996, no Sextant fund paid transfer agent fees. For the fiscal year ended November 30, 1995, Sextant Growth Fund, (formerly Northwest Growth Fund) paid transfer agent fees of $1,272, and Sextant Bond Income Fund (formerly Washington Tax-Exempt Fund) paid $842.

For the fiscal year ended November 30, 1997, Sextant Growth Fund paid investment adviser and administration fees of $11,819. For fiscal 1996, Sextant Growth Fund paid investment adviser and administration fees of $7,540 and for the fiscal year ending 1995, Sextant Growth Fund paid $7,255, a portion of which was paid under the new contract approved by shareholders effective September 28, 1995. For fiscal 1994, under the former contracts Sextant Growth Fund paid $9,318 in administrative and advisory fees, and no waiver or reimbursement was required.

For the fiscal year ended November 30, 1997, Sextant Bond Income Fund incurred advisory expenses of $6,805 (all of which was waived by Saturna Capital). In the fiscal year ended November 30, 1996, Sextant Bond Income Fund paid investment adviser and administration fees of $6,640 (all of which was waived by Saturna Capital). For fiscal 1995, Sextant Bond Income Fund paid investment adviser and administration fees of $5,838, all of which was waived under the adviser's voluntary expense reimbursements. For fiscal 1994, under the former contracts Sextant Bond Income Fund paid $8,394 in administrative and advisory fees of which Saturna Capital waived or reimbursed $8,046.

For the fiscal year ended November 30, 1997, Sextant Short-Term Bond Fund incurred advisory expenses of $13,245 and for the fiscal year ended November 30, 1996 and the period September 28, 1995 (inception) through November 30, 1995, Sextant Short-Term Bond Fund paid Saturna 17
 Capital  investment adviser
and administration fees of $15,583 (of which $8,375 was waived) and $605 (entirely waived), respectively.

Similarly, for the fiscal year ended November 30, 1997 Sextant International Fund incurred advisory expenses of $7,537 and for the fiscal year ended November 30, 1996 and the period September 28, 1995 (inception) through November 30, 1995, Sextant International Fund paid Saturna Capital investment adviser and administration fees of $3,148 and $296, respectively.
                             BROKERAGE ALLOCATION
The placing of purchase and sale orders as well as the negotiation of commissions is performed by the Adviser and is reviewed by the Board of Trustees. The Adviser may allocate brokerage to any broker in return for research or services and for selling shares of any Fund. Brokers may provide research or statistical material to the Adviser, but this information is only supplemental to the research and other statistics and material accumulated and maintained through the Adviser's own efforts. Any such supplemental information may or may not be of value or used in making investment decisions for the Trust or any other account serviced by the Adviser.

The primary consideration in effecting securities transactions for each Fund is to obtain the best price and execution which in the judgment of the Adviser is attainable at the time and which would bring the best net overall economic result to the Fund. Factors taken into account in the selection of brokers include the price of the security, commissions paid on the transaction, the efficiency and cooperation with which the transaction is effected, the expediency of making settlement and the financial strength and stability of the broker. The Adviser may negotiate commissions at a rate in excess of the amount another broker would have charged if it determines in good faith that the overall net economic result is favorable to the Fund. The Adviser evaluates whether brokerage commissions are reasonable based upon available in-formation about the general level of commissions paid by similar mutual funds for compara-ble services.

The Adviser's  subsidiary,  Investors  National  Corporation,  is qualified as a broker-dealer to engage in a general brokerage business. Investors National Corporation conducts all its transactions on an agency basis for established "deep discount" commissions; it does not make markets, "deal," or maintain inventories of securities. Most stock and US Government bond brokerage for the Trust is conducted through Investors National Corporation, and the Board of Trustees has given permission for the Adviser to so direct. As this brokerage is conducted through an af-filiate of the Adviser, the Trustees adopted procedures reasonably designed to ensure that such brokerage fees are reasonable and fair compared to remuneration received by other brokers in comparable transactions. The Trustees receive detailed quarterly monitoring reports and review brokerage procedures at least annually. For fiscal years 1997, 1996, and 1995, Sextant Growth Fund paid $1,967 $2,536,and $3,188 in brokerage commissions to Investors National Corporation. For the fiscal year of 1997, Sextant International Fund paid $872 is brokerage commissions to Investors National Corporation. For the year ended November 30, 1996 and the period September 28, 1995 (inception) to November 30, 1995, Sextant International Fund paid $1,562 and $266, respectively in commissions to Investors National Corporation. This represented 100% of each Fund's commissions and aggregate brokerage transactions for each of these years.

For fiscal years 1997, 1996,and 1995 Sextant Bond Income Fund paid $147, $49 and $0, in brokerage commissions to Investors National Corporation. For the fiscal year ended November 18

30, 1997 brokerage commissions to Investors National Corporations for Sextant Short Term Bond Fund was $ 392 and for the fiscal year ended November 30, 1996 and the period September 28, 1995 (inception) through November 30, 1995, Sextant Short-Term Bond Fund paid $98 and $0 in commissions respectively.

         PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED See How to Buy Shares, How to Redeem Shares and Net Asset Value in the Prospectus for an ex-planation about the ways to purchase or redeem shares.

In addition to normal purchases or redemptions, the shares of each Fund may be exchanged for shares of other Funds of Saturna Investment Trust. Exchange is made at no charge upon written request or by telephone if the shareowner has previously authorized telephone privileges on the application. A gain or loss for federal tax purposes is normally realized upon redemption of any shares for the purposes of an ex-change as described above.

Net asset value per share is determined by dividing the value of all securities and other assets, less liabilities, by the number of shares outstanding. The net asset value is determined for each Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Exchange is open for trading. The Exchange is generally closed on: New Year's Day, Washington's Birthday/President's Day, Good Friday, Memorial Day, Independence Day (observance), Labor Day, Thanksgiving Day and Christmas Holiday.
                                  TAX STATUS
Saturna Investment Trust is organized as a "series" investment company. At present only the Funds and Idaho Tax-Exempt Fund are offered, but the Trust may create in the future additional funds with different investment objectives. Each Fund is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that Fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the Adviser. Assets of each Fund are segregated. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses and liabilities. Each Fund conducts separate voting on issues relating solely to that Fund, except as re-quired by the Investment Company Act. The tax status and tax consequences to shareowners of each separate Fund differs, depending upon the investment objectives, operations, income, gain or loss, and distributions from each Fund.

Each Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as it has since inception, with the provi-sions of the Internal Revenue Code applicable to regulated investment companies, which re-lieve the Funds of federal income taxes on the amounts so distributed. For Sextant Growth Fund and Sextant International Fund, dividends from net investment income and distribution of any capital gains are made at the end of the fiscal year in November. The Sextant Bond Income Fund and Sextant Short-Term Bond Fund pay dividends from net investment income daily, which are reinvested or distributed at each month-end. Distribution of any net realized capital gains is made at the end of the fiscal year in November. 19

The amount of investment income and capital gains, if any, available for distri-bution by a Fund in the future cannot be predicted due to continually changing eco-nomic conditions and market prices.

Dividends and distributions from capital gains are normally reinvested in additional full and fractional shares of the Fund. The shares purchased with dividends or capital gains dis-tributions may be redeemed using any of the methods for redemption of shares.

Distributions and dividends may be subject to federal, state, and local taxes. Shareowners are taxed whether the shares automatically purchased with dividends and distributions are left in the Fund or are paid to the shareowner.

Shortly after the end of each calendar year, shareowners are mailed a Form 1099-DIV ad-vising of the dividends paid the shareowner for the year.

If you do not furnish the transfer agent with a valid Social Security or Tax Identification Number and in certain other circumstances, we are required to withhold 31% of dividend income. Income dividends to shareowners who are nonresident aliens may be subject to a 30% United States withholding tax under the existing provisions of the code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. If the IRS determines that the Trust should be fined or penalized for inaccurate or missing or otherwise inadequate reporting of a Tax Identification Number, the amount of the IRS fee or penalty is directly assessed to the shareowner account involved.
                             FINANCIAL STATEMENTS

The most recent audited annual report accompanies this Statement of Additional Infor-mation. The financial statements and selected per share data and ratios dated November 30, 1997, together with the report of independent accountants dated  December 12, 1997,  are  considered a part of the Statement of Additional
Information and are in-corporated by reference.      20

                                   APPENDIX
                                 BOND RATINGS

GENERAL. Moody's and S&P's ratings represent their opinions as to quality of the bonds which they undertake (for a fee) to rate. Such ratings are not an absolute standard of quality. A rating is not a recommendation to buy, sell, or hold a bond because it does not take into account market value or suitability for a particular investment purpose. Ratings may vary from service to service, and may be changed, withdrawn or suspended without notice for a variety of reasons.

BOND  RATINGS

MOODY'S INVESTORS SERVICES, INC., describes its ratings for debt securities as follows:

AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and princi-pal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds rated AA are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which may make the long-term risks appear somewhat larger than in Aaa bonds.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a sus-ceptibility to impairment sometime in the future.

BAA Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S describes its rating for debt securities as follows:

AAA Debt rated AAA has the highest rating. Capacity to pay interest and to repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and to repay principal, and differs from the higher rated issues only in small degree.
21

A Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effect of changes and cir-cumstances in economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

COMMERCIAL  PAPER  RATINGS

MOODY'S INVESTORS SERVICES, INC. employs the following designations, all investment grade

PRIME-1          Highest  quality
PRIME-2          Higher  quality
PRIME-3          High  Quality

If an issuer represents that its commercial paper is supported by the credit of another entity or entities, Moody's evaluates the financial strength of that affiliated entity as one factor in the total rating assessment.

STANDARD & POOR'S describes its rating and their meanings as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

AA This designation indicates that the degree of safety regarding timely payment
is  very  strong.   Those  issues  determined  to  possess  overwhelming  safety characteristics are denoted with a plus (+) sign.
22

CROSS  REFERENCE  SHEET

 PART  A                                                   PROSPECTUS CAPTIONS
 -------                                                   -------------------

1.    Cover  Page                                              About the Fund;
                                        Expenses

2.    Synopsis                                                  Not Applicable

3.    Condensed  Financial  Information                    Expenses;
                                        Financial  Highlights

4.    General  Description  of  Registrant                    About  the Fund,
                                        Investment  Objectives
                                        and  Policies;
                              Investment  Policies  and
                                        Risk  Considerations

5.    Management  of  the  Fund                              Trust Management,
                                        Investment  Adviser

6.    Capital  Stock  and  Other  Securities                    Capital Stock;
                                        Dividends

7.    Purchase  of  Securities  Being  Offered          Net  Asset  Value,
                                        How  to  Buy  Shares

8.    Redemption  or  Repurchase                          How to Redeem Shares

9.    Pending  Legal  Proceedings                               Not Applicable
1

                                   STATEMENT  OF  ADDITIONAL
                                   -------------------------
PART  B                                                            INFORMATION
-------                                                            -----------
CAPTIONS
--------

10.    Cover  Page                                                  Cover Page

11.    Table  of  Contents                                   Table of Contents

12.    General  Information  and  History                  General Information
                                        History

13.    Investment  Objectives  &  Policies               Investment Objectives
                                        and  Policies;
                                        Portfolio  Turnover;
                                        Investment
                                        Considerations

14.    Management  of  the  Registrant                 Management of the Trust

15.    Control  Persons  and  Principal                   Principal Holders of
            Holders  of  Securities                                 Securities

16.    Investment  Advisory  and  Other                    Investment Advisory
          Services                                          and Other Services

17.    Brokerage  Allocation  and  Other                  Brokerage Allocation
           Practices                                        Portfolio Turnover

18.    Capital  Stock  and  Other  Securities                   Not Applicable

19.    Purchase,  Redemptions  and  Pricing           Purchase, Redemption and
          of  Securities  Being  Offered                 Pricing of Securities
                                        Being  Offered

20.    Tax  Status                                                  Tax Status

21.    Underwriters                                             Not Applicable
2

22.    Calculations  of  Performance  Data                    Performance Data

23.    Financial  Statements                              Financial Statements
3

*




*
            SATURNA INVESTMENT TRUST OFFERS IDAHO TAX-EXEMPT FUND,
                            A NO-LOAD MUTUAL FUND.

IDAHO TAX-EXEMPT FUND seeks income exempt from federal and Idaho income taxes by investing in a portfolio of Idaho municipal securities. The secondary objective is to preserve capital.

You should read this Prospectus before investing in the Fund. Please read it carefully and keep it for future reference. A State-ment of Additional Information dated March 26, 1998 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. You may obtain a free copy at the SEC website (www.sec.gov) or the Saturna website (www.saturna.com), or by contacting:
(Graphic  Omitted)

                                SATURNA CAPITAL
                             1300 N. STATE STREET
                             BELLINGHAM, WA  98225
                         800/ SATURNA  [800/ 728-8762]
                           E-mail: idaho@saturna.com





Neither the Securities and Exchange Commission nor any state securities commission has approved or disap-proved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.




(Graphic  Omitted)
IDAHO
TAX-EXEMPT  FUND


                                   NO-LOAD,
                                        NO SALES CHARGE,
                                         NO 12B-1

                                  PROSPECTUS

                                March 26, 1998

2

EXPENSES
The table illustrates Fund operating expenses for the fiscal year ended November 30, 1997. The Fund imposes no sales load on purchases or reinvested divi-dends, no "12b-1" fees, nor any deferred sales load upon redemption.
There are no redemption fees or exchange fees.

                        ANNUAL FUND OPERATING EXPENSES
                    (as a percentage of average net assets)

Management  and  Administrative  Fees  (after  waiver)            0.34%
12b-1  Expenses          NONE
Other  Expenses            0.46%
Total  Fund  Operating  Expenses            0.80%*

FOR  EXAMPLE:
The  Fund  estimates  paying            1  year    --                $    8
these  expenses  on  a  $1,000            3  years--                $  26
investment,  assuming  5%            5  years--                $  46
annual  return:          10  years--                $106

* The Adviser voluntarily limits operating expenses of the Fund. This limit, first adopted in October 1990, is 0.80% annually and extends through March 31, 1999. Without the limitation, the management and administrative fee would have been 0.50% and operating expenses of the Fund would have been 1.03%. The example assumes a continuation of this expense cap for the 3, 5 and 10 year periods.
     This information is to help understand the various (both direct and indirect) expenses that an investor bears. This table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown. See Financial Highlights and Investment Adviser for more details.

FINANCIAL HIGHLIGHTS

 (Graphic Omitted)
Selected data for a
share of IDAHO TAX-EXEMPT FUND outstanding throughout each period. The schedule for the year ended November 30, 1997 was audited by Tait Well and Baker, LLP independent accountants, whose report is included in the Fund's Annual Report (incorporated by reference into the Statement of Additional Infor-ma-tion). Other auditors, whose reports expressed unqualified opinions, audited prior year financial statements. This schedule should be read with the other financial statements and notes in the Annual Report (available without charge from the Fund), which also includes management's discussion of the Fund's performance.

                           For Year Ended November 30
                                    -----------------------------------------------------------------------------------------

-                                     1997     1996     1995      1994     1993     1992     1991     1990     1989     1988
                                    -------  -------  -------  --------  -------  -------  -------  -------  -------  -------
NET ASSET VALUE AT BEGINNING
OF YEAR                             $ 5.25   $ 5.28   $ 4.76   $  5.23   $ 5.16   $ 5.10   $ 5.03   $ 5.07   $ 4.98   $ 5.03
                                    -------  -------  -------  --------  -------  -------  -------  -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                 0.26     0.27     0.26      0.27     0.25     0.28     0.30     0.33     0.35     0.35
Net gains or losses on securities
(both realized and unrealized)        0.03    (0.03)    0.52     (0.46)    0.12     0.09     0.07    (0.04)    0.09    (0.05)
                                    -------  -------  -------  --------  -------  -------  -------  -------  -------  -------
Total From Investment Operations      0.29     0.24     0.78     (0.19)    0.37     0.37     0.37     0.29     0.44     0.30
LESS DISTRIBUTIONS
Dividends (from net investment
income)                              (0.26)   (0.27)   (0.26)    (0.27)   (0.25)   (0.29)   (0.30)   (0.33)   (0.35)   (0.35)
Distributions (from capital gains)    0.00     0.00     0.00     (0.01)   (0.05)   (0.03)    0.00     0.00     0.00     0.00
                                    -------  -------  -------  --------  -------  -------  -------  -------  -------  -------
Total Distributions                  (0.26)   (0.27)   (0.26)    (0.28)   (0.30)   (0.31)   (0.30)   (0.33)   (0.35)   (0.35)
NET ASSET VALUE AT END
OF YEAR                             $ 5.28   $ 5.25   $ 5.28   $  4.76   $ 5.23   $ 5.16   $ 5.10   $ 5.03   $ 5.07   $ 4.98
                                    =======  =======  =======  ========  =======  =======  =======  =======  =======  =======
TOTAL RETURN                          5.69%    4.66%   16.68%   (3.76)%    7.35%    7.49%    7.63%    5.94%    9.17%    6.45%
RATIOS/SUPPLEMENTAL DATA
----------------------------------
Net assets ($000), end of year      $5,255   $5,064   $5,220   $ 6,841   $7,367   $5,808   $3,803   $2,540   $  808   $  335
Ratio of expenses to average
net assets                            0.80%    0.79%    0.75%     0.75%    0.75%    0.75%    0.75%    0.97%    0.90%    0.28%
Ratio of net investment income
to average net assets                 4.99%    5.10%    5.07%     5.28%    4.79%    5.64%    6.08%    6.74%    6.51%    6.58%
Portfolio turnover rate                 20%      10%      28%       36%      31%      17%      15%      17%      13%     100%

  For each of the above years, all or a portion of the expenses were waived. If these costs had not been waived, the resulting increase to expenses per share in each of the above periods would be $.01, $.01, $.016, $.016, $.007, 07, $.009,
$.008, $.02, $.02, $.05, $.10, $.19, and $.01 respectively.  The increase to the ratio of expenses to average daily net assets would be .16%, .27%, .26%, .14%, .18%, .17%, .54%, 1.01%, 1.25%, 2.24%, and .11%, respectively.


ABOUT  THE
FUND
IDAHO TAX-EXEMPT FUND provides investors the opportunity to receive income exempt from both federal and Idaho income tax. Preservation of capital is a secondary objective. The Fund is "no-load," meaning that there are no sales or redemption charges, nor does the Fund have any "12b-1" charges.

Mutual funds enable you to invest as you might do for yourself in you had the time, experience and resources to research and diversify your own investments. Mutual funds sell their own shares to the public and invest the proceeds in a securities portfolio. The value of the funds' own shares fluctuates as the value of its securities portfolio changes over time.

You may purchase shares without any sales charge or "load." Because no charges are deducted, the entire amount you pay for shares is invested in the Fund.

INVESTMENT  OBJECTIVES  AND  POLICIES
The IDAHO TAX-EXEMPT FUND seeks to provide monthly dividends free from federal income, federal alternative minimum and Idaho state income taxes. The Fund does have a sec-ondary objective of attempting to preserve capital.

The Fund's fundamental policy is to in-vest at least 80% of net as-sets in securities generating in-come exempt from federal income tax, in-cluding the alternative minimum tax. Under normal market condi-tions, at least 65% of total assets are invested in debt securities generating in-come exempt from Idaho income tax.

The Fund is "non-diversified," meaning that it does not invest in a wide range of investments, but limits its investments to a certain type - debt securities issued by political subdivisions of the State of Idaho. The Fund does invest in a broad portfolio of such securities and pro-vides investors the benefits of being diversified and limiting the risk associated with investing in only a few securities. The Fund is primarily for residents of Idaho who may benefit from its policy of investing in securities exempt from both federal and Idaho state income taxes.

INVESTMENT  POLICIES  AND  RISK  CONSIDERATIONS
Investing in securities entails both mar-ket risk and risk of price variation in individual securi-ties. There is no guarantee that the Fund's in-vestment objectives will be realized.

The risks inherent in the Fund depend primar-ily on the terms and quality of the obligations in its portfolio, as well as on market conditions. Interest rate fluctuations affect the Fund's net asset value, but not the income received by the Fund from its portfolio securities. Because prices and yields on debt securities vary over time, the Fund's yield also varies.

Because the Fund is "non-diversified" and in-vests primarily in municipal securities of a sin-gle state, its investments are more sus-ceptible to factors adversely affecting that state. These factors include economic and financial trends, as well as political conditions in Idaho and its political subdivisions. Note that if any issuer of securities held by the Fund is unable to meet its financial obligations, the income derived there-from, the ability to preserve capital, and the Fund's liquidity would all be adversely affected.

The Fund is vulnerable to tax rate changes, either at the Idaho or federal level, since part of municipal securities' value is derived from the recipient's ability to exclude interest payments from taxation. Should this exclusion be re-duced, the market for municipal securities, and consequently the Fund's share value, may be adversely affected. 3

Among Idaho's leading industries are agricul-ture, forest products, tourism, and elec-tronic equipment. Locally oriented indus-tries include retail trade, finance, insur-ance, real estate, trans-porta-tion, com-munica-tions, utilities, government and construction. A more complete discus-sion is available in the Statement of Additional Infor-mation.

The Fund does not purchase high-yield ("junk") bonds. The Fund requires that at time of purchase a bond be rated at least "A" or equivalent by a national bond rat-ing agency (Standard and Poor's, Moody's Investor's Services, or equivalent), or, if non-rated, to be of equivalent quality in the opinion of the Ad-viser. The Fund requires notes to be rated at least MIG-2 by Moody's or SP-2 by Standard & Poor's, or if non-rated, to be of equiva-lent qual-ity in the opinion of the Adviser. The Fund re-quires commercial pa-per to be rated at least Prime-2 by Moody's or A-2 by Standard & Poor's, or, if non-rated, to be of equivalent quality in the opinion of the Adviser.

Up to 60% of total assets of the Fund can be in-vested in non-rated bonds. Note that bonds issued by the State of Idaho and its municipali-ties are often smaller is-sues in total dollars, typically being issued by relatively small Idaho commu-ni-ties to finance local government pro-jects. Because of the smaller size, the expense of obtaining a rating for the issuer is typically not undertaken. By investing in non-rated bonds, the Adviser believes it can often obtain higher yields without a material sacrifice in quality.

Although both rated and non-rated bonds are traded among dealers based on the credit-wor-thiness of the issuer, generally, rated bonds have greater market recog-nition and the market has more dealers than does the market for non-rated bonds. The Adviser will purchase only those non-rated bonds that it believes are liquid and can be sold at about the value given for net asset value purposes.

The Fund occasionally may purchase an entire issue of a small municipal security, resulting in a higher yield to the Fund as well as the elimi-nation of certain under-writing expenses to the municipality.

Investors can expect the weighted average port-folio maturity to range between 6 and 15 years. Usually, shorter maturity bonds provide lower current yields, while a matu-rity beyond 15 years implies greater current yield but increased risk to capital from interest rate in-creases.

The Fund may purchase municipal obligations on a delayed-delivery or when-issued basis (i.e., securities may be purchased with settlement taking place in the future, often a month or more). The Fund only makes commitments to purchase such obligations with the intention of acquiring the securities. Obligations purchased on a when-issued basis involve the risk that the yields avail-able in the market when de-livery takes place may be higher than those obtained in the transaction itself, with the result that the market value of the securities may be lower at settle-ment, just as if the securities had actually been held in the Fund's portfolio. Conversely, should rates decrease, the value will be higher by a similar amount.

During uncertain market or economic condi-tions, the Idaho Tax-Exempt Fund may adopt a temporary, defensive position and invest more than 20% of assets in cash or equivalents, govern-ment se-cu-ri-ties, unaffiliated money-market mutual funds, and other debt securities having an "A" rating or better. While such de-fensive investments may not contribute to the primary objective of tax-free income, they do assist the secondary objective of capital preservation.

Shareowner approval is required to change the Fund's investment objectives.

Except as explained above, all of the policies in this section can be changed by a majority of the Board of Trustees. The Fund has adopted cer-tain other restrictions, as outlined in the Statement of Additional Information.



INVESTMENT  RESULTS
You receive a financial report showing the in-vest-ments, income, and expenses of the Fund every six months. You may obtain daily share values by calling 888 / 732-6262.

HOW  TO  BUY  SHARES
You may open an account and purchase shares by sending a completed application with a check for $1,000 or more ($25 under a group plan) to the Fund. The Fund does not accept ini-tial orders unaccom-panied by payment nor by telephone. The price you receive is the net asset value next determined after receipt of a purchase order. There are no sales charges or loads.

You may purchase additional shares at any time in minimum amounts of $25. Once your ac-count is open, purchases can be made by check, ACH, or wire.

You may authorize the use of the Automated Clearing House ("ACH") to pur-chase or redeem shares by completing the appropriate section of the application. The authorization must be received at least two weeks before ACH can be used. To use ACH to purchase or redeem shares, simply call the transfer agent. You also may wire money to purchase shares, though typically your wiring bank will charge you a fee for this service. Call for details before requesting your bank to wire funds.

Each time you purchase or redeem shares, you receive a statement showing the details of the transaction as well as the current number and value of shares you hold. Share balances are computed in full and fractional shares, ex-pressed to three decimal places.

At the end of each calendar year, you receive a complete annual statement, which you should retain for tax purposes and a complete histori-cal record of all transactions.

Optional plans offered by the Fund:
-          Automatic  investment  plan
- Systematic withdrawal plan to provide regular payments to you - The right to exchange your shares without charge for any other Saturna fund Materials describing these plans and applications may be obtained from the Adviser.

HOW  TO  REDEEM  SHARES
You may redeem your shares on any business day of the Fund. The Fund pays redemptions in U.S. dollars, and the amount you receive is the net asset value per share next determined after receipt of your redemption request. The amount re-ceived depends on the value of the investments in the Fund at the time of your re-demption. The amount you receive may be more or less than the cost of the shares you are redeeming. A redemption constitutes a sale for income tax purposes, and you may realize a capital gain or loss on the redemption.

The Fund normally pays for shares redeemed or exchanged within three days after a proper instruction is received. To allow time for clear-ing, re-demption of investments made by check may be re-stricted for up to ten calendar days.

There are several methods you may choose to redeem shares.

WRITTEN  REQUEST

Write:          Idaho  Tax-Exempt  Fund
     Box  2838
     Bellingham  WA  98227-2838
Fax:          360  /  734-0755

You may redeem shares by a written request, with these payment options:

-    Redemption  check  (no  minimum)  sent  to  registered  owner(s).

- Redemption check (no minimum) sent as directed if the signature(s) are guaranteed. If pro-ceeds are to be sent to other than the reg- 5 istered
owner(s) at the last address, the signa-tures on the request must be guaranteed by a national bank or trust company or by a member of a national securities exchange.

- Federal funds wire ($5000 minimum). The proceeds may be wired to any bank desig-nated in the re-quest if the signature(s) are guaranteed as explained above.

TELEPHONE  REQUEST

Call:          800-728-8762  or
     360-734-9900

You may redeem shares by telephone request, with these payment options:

-    Redemption  check  (no  minimum)  sent  to  registered  owner(s).

- ACH transfer ($100 minimum) with proceeds trans-ferred to your bank account as desig-nated on your application. The ACH authori-zation must be received at least two weeks before ACH can be used.

- Exchange ($25 minimum) for shares of any other Fund for which Saturna Capital is ad-viser. If the ex-change is your initial in-vest-ment into this Fund, the new account au-to-matically has the same registration as your original account. An exchange is considered a closing capital transaction for tax purposes.

- Federal funds wire ($5000 minimum). Pro-ceeds may be wired only to the bank previ-ously designated, or as directed in a prior written instruction with signatures guar-anteed, as explained above.

For telephone requests, the Fund en-deavors to confirm that instructions are genuine and may be liable for losses if it does not. The caller must provide (1) the name of the person mak-ing the request, (2) the name and address of the regis-tered owner(s), (3) the account number, (4) the amount to be withdrawn, and (5) the method for payment of the proceeds. The Fund may require a form of personal identification, and provide writ-ten confirmation of transactions. The Fund is not responsible for the results of transactions reasonably believed genuine.

CHECK  WRITING

You may also redeem shares in your account by drawing checks on your account for amounts of $500 or more.

The Fund can mail you a small book of blank checks for a $10 fee. These checks may be payable to any payee. Checks are re-deemed at the net asset value next de-termined after re-ceipt. If you wish to use this feature, request the Check Writing Privi-lege on the application. As with any redemption, each check is a closing capital transaction for tax reporting purposes.

NET  ASSET  VALUE
The Fund  computes  its net asset value per share each  business day by dividing
(i) the value of all of its securities and other assets,  less liabili-ties,  by
(ii) the number of shares outstanding. The Fund computes its net as-set value as of the close of trading on the New York Stock Ex-change (generally 4 p.m. New
York time) on each day the Exchange is open for trading. The Fund's shares are not priced on any cus-tomary national business holiday that security markets are closed. The net asset value applicable to purchases or redemption's of shares of the Fund is the net asset value next computed after receipt of a purchase or re-demption order.

Since daily bid prices are not available for many municipal bond issues, the Fund val-ues securi-ties using matrices of municipal bond yields for various ma-turities and qualities. Prices are ad-justed for factors unique to each bond. To verify its knowledge of market fac-tors, the adviser periodically obtains appraisals from independent sources.

TRUST  MANAGEMENT

Saturna  Investment  Trust  is managed by a Board of Trustees, currently:   A.
Herbert  Ershig,  Gary  A.
6

Goldfogel, John E. Love, John S. Moore, and Nicholas F. Kaiser. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers, determine the amount of any dividend or capital gain distribution and serve on any committees of the Trust. For other information concerning the officers and Trustees, see the State-ment of Additional Information.

INVESTMENT  ADVISER
Saturna Capital Corporation, 1300 N. State Street, Bellingham, WA 98225 (the "Adviser") is the Investment Adviser to the Trust. The Adviser is a Washington State corporation formed in July 1989. Shareholders owning more than 10% of the common stock are: Nicholas F. Kaiser, Vern M. Clemenson, Phelps S. McIlvaine, James D. Winship, and Brian A. Anderson. The directors of the Adviser are Nicholas Kaiser (President), Phelps S. McIlvaine (Vice Presi-dent), and Markell F. Kaiser (Treasurer).

The Fund pays a monthly advisory fee at the annual rate of 0.50% of the average daily net assets up to $250 million, 0.40% of assets be-tween $250 million and $1 billion, and 0.30% of assets in ex-cess of $1 billion. Through March 31, 1999, the Adviser has voluntarily waived its fee and reimburses the Fund as nec-essary to limit total Fund expenses to 0.80% of average annual net assets. A waiver has the effect of subsidizing the yield for the period it is in effect.
     Under the Fund's investment advisory agreement the Fund pays its own taxes, brokerage commissions (if any), trustees' fees, legal and accounting fees, insurance, transfer agent, registrar and dividend disbursing agent fees, expenses incurred in complying with state and federal laws regulating the issue and sale of its shares, and mailing and printing costs for pro-spectuses, reports and notices to shareowners. The Adviser furnishes office space, facilities and equipment, personnel and clerical and bookkeeping services required to conduct the Fund's business. Saturna Capital Corporation acts as the Fund's transfer agent, maintaining all shareowner records.



Saturna Capital Corporation acts as investment adviser to six other investment companies, the four Sextant Funds: Growth ($2 million), International ($1 million), Bond Income ($1 million) and Short-Term Bond ($2 million), as well as Amana Income Fund, ($20 million) and Amana Growth Fund ($9 million).


Each of the Sextant Funds pays the Adviser an Investment Advisory and Administrative Services Fee computed at the annual rate of 0.60% of average net assets of each Fund and paid monthly. Each Fund's Fee is subject to an adjustment (up to a maximum adjustment of 0.30% in two of the Funds) that is determined by that Fund's total return performance relative to a specified index. The advisory fee for both of the Amana Funds is .95%.

Saturna also manages individual advisory accounts. The Adviser's wholly-owned subsidiary, Investors National Corporation, is a brokerage firm and acts as distributor for the Fund without compensation. The Adviser is permitted to place brokerage transactions through the affiliate, and the Adviser may allocate brokerage to any broker in return for research or services and for selling shares of any Fund.


Phelps McIlvaine, primary manager of the Fund, entered the investment business in 1976 and managed bond hedge funds from 1987 to 1993. He also manages the
Sextant Bond Income and  Short-Term  Bond Funds.       Employees of the Adviser,
including Fund managers, are permitted to engage in securities transactions for their own accounts in accordance with a code of ethics that, among other provisions, requires advance approval of all trades and disclosure of all holdings.

CAPITAL  STOCK;  DIVIDENDS
Saturna Investment Trust, an open-end "series trust" was or-ga-nized as a Washington Business Trust on February 20, 1987. The Trust now offers five sep-a-rate Funds: Idaho Tax-Exempt Fund and the four Sextant Funds. The Sextant Funds provide the basic elements of an investment program and are offered through a 7
  separate prospectus available from the Adviser. The Trust began operations on September 4, 1987. The Fund's current investment advisory agreement became effective on its approval by share-owners on October 12, 1990.

The Fund is divided into shares of bene-fi-cial inter-est, with equal vot-ing rights. All shares are fully paid, non-assess-able, trans-ferable, have rights of redemp-tion, and are not sub-ject to pre-emptive rights. The Trust is not required to hold annual shareowner meetings, but special meetings are called for electing or removing Trustees, changing fundamental policies, or voting on approval of an advisory contract.

All divi-dends and distributions are distributed pro rata to share-owners in proportion to shares owned.

The Fund distributes all its net investment income and net realized capital gains (if any) to shareowners. The Fund pays dividends from investment income daily and reinvests or distributes them monthly. Distributions from capital gains (if any) are paid at the end of November.

Both dividends and capital gains distributions are automatically rein-vested in additional full and fractional shares of the Fund, unless you have elected to receive either or both in cash.

The Fund qualifies as a regulated investment company under the Internal Revenue Code, which requires it to distribute substantially all net income and realized net gains on investments. The Fund is then relieved of paying federal income taxes on amounts it distributes.

At year-end, the Fund reports to you and the IRS the amount of each redemption you made during the year, as well as the amount of tax-able divi-dends and capital gain distributed to you. The Fund accounts for its distributions as either taxable capital gains (originat-ing from net realized gains on portfolio transactions), or taxable income (originating from dividends, taxable interest and certain other types of gains) or tax-exempt income (originating from interest on municipal bonds). Fund distributions may be subject to state and lo-cal taxes.

To avoid being subject to a 31% federal with-holding tax on taxable dividends and distributions, you must furnish your correct Social Security or Tax Identification Number.

PERFORMANCE  DATA
The  Fund  may  publish  current  yield  and  average  annual  total  return  in advertisements or other publications. In comparing a Fund investment with alternatives, you should consider differences between the Fund and the alternative investment, and the periods and methods used in calculation of the returns. Of course, past results are not necessarily indicative of future perfor-mance.

The Funds' compute current yield by (i) dividing net investment income over the rolling 30 day period for which the yield is being computed by the average number of shares eligible to receive dividends for the period and (ii) dividing that figure by the Fund's net asset value per share on the last day of the period, and then (iii) annualizing the results.

The Fund also may quote a taxable equivalent yield, which is the equivalent amount an inves-tor must earn before deducting fed-eral and any applicable Idaho income taxes (at rates stated in the quotation), to equal the Fund's 30-day cur-rent yield.

To compute average annual total return of a Fund for any specified period (i) assume an investment made on the first day of the period and reinvest all div-idends paid during the period in addi-tional shares and then (ii) divide the ending balance (i.e., the number of shares now held multiplied by the ending net asset value) by the beginning balance. For a more complete description of the method of computation, see the Statement of Ad-ditional Information. 8


                             IDAHO TAX-EXEMPT FUND
                            INVESTMENT APPLICATION

Mail  application  and  check  to:                                         For
assistance,  call:
     IDAHO  TAX-EXEMPT  FUND                         (800) SATURNA   or  (360)
734-9900
     Box  2838,  Bellingham  WA  98227-2838                          FAX (360)
734-0755

ACCOUNT  TYPE  AND  NAME
q  Individual
                    First                    Middle Initial               Last

Social  Security  Number                              Date of Birth___________

q  Joint  with
                    First                    Middle Initial               Last

Joint  Owner's  Social  Security  Number
 (Joint accounts are presumed to be "Joint Tenancy with Right of Survivorship" unless otherwise indicated)

q  Gifts  to  Minor                                        as  Custodian  for
               Name  of  Custodian                               Name of Minor
               qUniform  Gifts  to  Minors  Act
 under  the              qUniform Transfers                                  /
                                                                    ----------
/
     State          to  Minors  Act              Minor's S. S. No.     Minor's
Birthdate

q  Other
 Indicate name of corporation, other organization or fiduciary capacity. Tax Identification Number
  If a trust, include name(s) of trustees and date of trust instruments.


 Name(s) of person(s) authorized to transact business for the above entity.

MAILING
ADDRESS          Street                                      Apt., Suite, Etc.


          City                                    State                    ZIP

TELEPHONE    (          )                                        (          )
             -          -                                        -          -
               Daytime                                                  Home

INITIAL  INVESTMENT    $
Make  check  payable  to  Idaho  Tax-Exempt  Fund  (minimum  $1000).

TELEPHONE  REDEMPTION  PRIVILEGES
You automatically have telephone redemption by check and telephone exchange privileges unless you strike this line. The Fund will endeavor to confirm that instructions are genuine and it may be liable for losses if it does not. (Procedures may include requiring a form of personal identification, and providing written confirmation of transactions.)


E-MAIL
Please  send  duplicate  confirmations  and  notices  to  my  e-mail  address:


ACH  TELEPHONE  TRANSFER  PRIVILEGE
q To transfer funds by ACH at no charge to or from my (our) bank account, I (we) authorize electronic fund transfers through the Automated Clearing House (ACH) for my (our) bank account designated. Please attach a voided check.

AUTOMATIC  INVESTMENT  PLAN
q Invest $ _______ into this Fund on the _____ day of each month (the 15th unless another date is chosen) by ACH transfer from my (our) bank account. This plan may be canceled at any time. Please attach a voided check.

CHECK WRITING PRIVILEGE ($500 per check minimum) ($10 checkbook charge) q I (We) hereby request the Custodian to honor checks drawn by me (us) on my (our) account subject to acceptance by the Trust, with payment to be made by redeeming sufficient shares in my (our) account. None of the custodian bank, Saturna Capital Corporation, nor Saturna Investment Trust shall incur any liability to me (us) for honoring such checks, for redeeming shares to pay such checks, or for returning checks which are not accepted.

qSingle  Signature  Authority  --  Joint  Accounts  Only:    (CHECKS FOR JOINT
 --------------------------------------------------------
ACCOUNTS REQUIRE BOTH SIGNATURES UNLESS THIS BOX IS MARKED TO AUTHORIZE CHECKS
 ------
WITH A SINGLE SIGNATURE). By our signatures below, we agree to permit check redemptions upon the single signature of a joint owner. The signature of one joint owner is on behalf of himself and as attorney in fact on behalf of each other joint owner by appointment. We hereby agree with each other, with the Trust and with Saturna Capital Corporation that all moneys now or hereafter invested in our account are and shall be owned as Joint Tenants with Right of Survivorship, and not as Tenants in Common.

The undersigned warrants(s) that I (we) have full authority to make this Application, am (are) of legal age, and have received and read a current Prospectus and agree to be bound by its terms. Unless this sentence is struck, I
(we) certify, under penalties of perjury, that I (we) am not subject to backup withholding under the provisions of section 3406(a)(1)(C) of the Internal Revenue Code. This application is not effective until it is received and accepted by the Trust.


    Date                                Signature of Individual (or Custodian)


    Date                                 Signature of Joint Registrant, if any

                        PLEASE SAVE THIS QUICK GUIDE TO

                             IDAHO TAX-EXEMPT FUND

ACCOUNTS
Open your account by sending a completed application to the Fund. For convenience, you may have your account consolidated with others of your household or other group. We will appoint a representative to whom you may refer all questions regarding your account(s). Extra application forms may be required.

INVESTMENTS
Initial   investments  are  $1,000  or  more  and  must  be  accompanied  by  an application. Additional investments may be made for $25 or more at any time. There are no sales commissions or other charges.

REDEMPTIONS
You may sell your shares any time. As with purchases, you may choose from several methods - including telephone, written instructions, and checkwriting. You will be paid the market price for your shares on the day we receive your instructions, and there are no redemption fees or charges. If we receive your redemption request by one p.m. Pacific time, your check is normally mailed to you the same day.

STATEMENTS
On the date of each transaction, you are mailed a confirmation, showing the details of the transaction and your account balance. At year-end and at selected points during the year we mail a statement showing all transactions for the period. Monthly consolidated statements are available for an extra fee.

DIVIDENDS  AND  PRICES
The Fund declares dividends daily and pays them monthly. Fund prices are recorded daily at 888 / 732-6262 and on the Internet at www.saturna.com.

FOR  MORE  INFORMATION
You may consult the applicable pages of this prospectus for additional details
on  the  Fund  and  its  shareholder  services.    Please  call  800 / SATURNA
(800/728-8762)  with  any  questions.

                                    PART B



                      STATEMENT OF ADDITIONAL INFORMATION

                           SATURNA INVESTMENT TRUST

                             IDAHO TAX-EXEMPT FUND



                             1300 N. State Street
                         Bellingham, Washington 98225

                                 360-734-9900
                                  800-SATURNA


                      STATEMENT OF ADDITIONAL INFORMATION

                                March 26, 1998

Idaho Tax-Exempt Fund (the "Fund") is a series of Saturna Investment Trust (the "Trust"). The Fund is a series of the Trust and represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objectives and policies. This Statement of Additional Information is not a Prospectus. It merely furnishes additional information that should be read in conjunction with the Fund's prospectus dated March 26, 1998. The Fund's prospectus may be obtained free of charge by telephoning the numbers above or
writing the Fund at the address shown above.


                               TABLE OF CONTENTS



                                                  Page

General  Information  and  History          3
Investment  Objectives  and  Policies          3
Investment  Considerations          8
Portfolio  Turnover          11
Performance  Data          11
Management  of  the  Trust          13
Principal  Holders  of  Securities          15
Investment  Advisory  and  Other  Services          15
Brokerage  Allocation          16
Purchase,  Redemption  and  Pricing  of  Securities  Being  Offered         17
Tax  Status          17
Financial  Statements          18
Appendix          19
2

                        GENERAL INFORMATION AND HISTORY
Saturna  Investment Trust (the "Trust") is a business trust formed following RCW
23.90 of the laws of the State of Washington to operate as an open-end management company. When formed on February 20, 1987, the name was Northwest Investors Tax-Exempt Business Trust. The Trust's name was changed to Northwest Investors Trust on October 12, 1990, and to Saturna Investment Trust on September 28, 1995.

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares in any Fund of the Trust. The Trust may establish additional Funds in the future by approval of the Trustees. All shares will have no par value and when issued will be fully paid and non-assessable and will have no preemptive, conversion, or sinking fund rights.

The Trust has five separate Funds, the Fund (initially known as the Idaho Extended Maturity Tax-Exempt Fund) and four others which are offered through a separate Prospectus and Statement of Additional Information: Sextant Growth Fund (formerly known as Northwest Growth Fund), Sextant Bond Income Fund (formerly known as Washington Tax-Exempt Fund), Sextant International Fund, and Sextant Short-Term Bond Fund.
                      INVESTMENT OBJECTIVES AND POLICIES
This section is provided only to expand certain policies and re-strictions not thoroughly covered in the Prospectus.

The primary investment objective of the Fund is to obtain a return of income from debt securities issued by or on behalf of the State of Idaho or any political subdivision, agency, or instrumentality thereunder, the income from which is exempt from both federal and Idaho State income taxes, and the federal alternative minimum tax. The secondary objective is to preserve the Fund's capital.

To achieve its objectives, the Fund invests primarily in Idaho bonds. Financial conditions and the diversification requirements of Subchapter M of the Internal Revenue Code of 1986 (the "Code") may require investment in cash and other securities from time to time, the income from which may be taxable. Such in-vestments will only exceed 20% of the Fund's net assets on a temporary basis, such as significant adverse economic, political or other circumstances that require immediate action to avoid losses.

The Fund is "non-diversified." This means that with re-spect to at least 75% of total assets, greater than 5% may be invested in the securities of any one issuer. However, the Fund is required to meet Internal Revenue Code require-ments that at the end of each quarter at least 50% of total assets is repre-sented by (a) cash or equivalents, (b) U. S. gov-ern-ment securities, (c) securities of other regulated investment compa-nies, and (d) other securities, if, as to any one is-suer, the value of such issuer's securities does not ex-ceed 5% of the Fund's total assets and such issuer's securities held by the Fund represent not more than 10% of the outstanding voting securities of such issuer. The balance of the Fund may be invested in other securities if not more than 25% of total assets are invested in the securities of any one issuer, or two or more issuers en-gaged in the same or simi-lar trade or business.

The Adviser may direct investments in other tax-exempt investment companies which do not concentrate their investments in Idaho Bonds, but nevertheless yield income which is exempt from
 both  federal  income and  alternative
minimum taxation. Such income may be taxable at the state level. It is the policy of the Fund not to devote more than 5% of its total assets to any one investment company, nor to devote greater than 10% of its total assets to in-vestments in investment companies generally. It is anticipated that shares of such invest-ment companies may be obtained by an affiliated broker/dealer, Investors National Corporation (the "Distributor"), which has agreed to act as agent for the Fund and not charge a commission or receive any compensation on purchases of securities made on behalf of the Fund. The purchase of securities of other investment companies may result in the Fund's shareowners paying investment advisory fees twice on the same assets.

Investment objectives and certain policies of the Fund may not be changed without the prior ap-proval of the holders of the majority of the outstanding shares of the Fund. Objectives and poli-cies which are considered fundamental and subject to change only by prior approval of the shareowners include: (1) the primary and secondary investment objectives; (2) the 80% of net assets minimum investment in tax-exempt income securities; (3) the classification of the Fund as an open-end management company and the sub-classification of the Fund as a non-diversified company; and (4) the policies listed under "Investment Restrictions." However, the mix of investments between (1) cash and cash items;
(2) government securities; (3) securities of other investment companies; (4) securities in rated and non-rated bonds; (5) short and long maturities, and the length of time investment positions are held; and (6) other debt securities, are considered management decisions and may be altered without prior shareowner approval. Management has delegated to an affiliate, Saturna Capital Corporation (the "Adviser"), management the Fund's investments.

NON-RATED BONDS. Management and the Adviser believe that many of the debt securities issued by the State of Idaho or the political subdivisions, agencies or instrumentalities thereunder are small issues in total dollars, and are typically issued by smaller communities or instrumentalities to obtain capital. Because of the small size of such issues, the expense of obtaining a rating for the is-sued obligation (the "Bond") is typically not undertaken. Without a rating, investors must rely solely on their own analysis and investigation to determine investment risk and worth of such Bonds. Since the cost of such analysis and investigation is typically not considered war-ranted due to the size of such issues, despite a higher return typically available from such non-rated Bonds, issues of non-rated Bonds generally do not have a trading market consisting of as many dealers as comparable rated issuers. Occasionally, the financial insti-tution lending the funds to a municipality receives the Bond and holds it until maturity. As a result, although trading markets exist for non-rated Bonds, generally the number of dealers participating in the market are fewer than that which exists for rated Bonds. Although all rated and non-rated Bonds are traded on the basis of dealers' perception of credit-worthiness, a non-rated Bond having greater recognition among dealers will have a market consisting of a greater number of dealers than will the market for a Bond not having as great a recognition. Management anticipates that investment in non-rated Bonds will occur only when the Adviser to the Fund believes the credit of the issuer of such non-rated Bonds is such so as to warrant an investment without unreasonable risk to the preservation of capital and which is sufficiently recognized among the market dealers so as to provide ready marketability of the investment. In the opinion of Management and the Adviser, such non-rated Bonds will be comparable to rated Bonds having an "A" rating. Experience of the Adviser indicates that investments in certain good quality non-rated Bonds are liquid and can be sold within seven days at or near the value given for computing net asset value.

Management and the Adviser believe that there exist both rated and non-rated Bonds that constitute good investments that will promote the investment objectives of the Fund. Purchases of 4

Bonds on behalf of the Fund may be made directly from the issuer. Some purchases are by sealed bid with the entire issue being awarded to the lowest interest rate that is bid. Most issuers are willing to negotiate a rate directly with the managing underwriter and/or purchaser. In this instance, the Adviser will deal in good faith to arrive at a competitive rate.

In contemplating the rate at which to bid a Bond, the Adviser may consider the opinions and evaluations of independent broker/dealers specializing in Idaho municipal bonds. Such brokers may also be requested to render their opinions as to the value of the Fund's investment securities portfolio, including rated and non-rated Bonds. The Fund and Adviser may consider such evaluations and valuation services pro-vided by such independent brokers in determining where it effects transactions in investment securities and the amount of commissions to be paid such broker.

INVESTMENTS. The Fund invests at least 40% of total assets in municipal securi-ties rated "A" or better by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's ("S&P"). The Fund invests more heavily in rated Bonds for various purposes, including (a) diversification or greater liquidity, (b) when the difference in returns between rated and non-rated Bonds is not material, or
(c) when interest rates are expected to increase. See the "Appendix" for a description of bond ratings.

Under normal market conditions the Fund may invest up to 60% of total assets in non-rated Bonds only when the Adviser believes the credit of the issuer warrants an investment without unreasonable risk to the preservation of capital and the Bonds are sufficiently recog-nized among the market dealers so as to provide the ready marketability of the investment. The Fund employs the services of independent broker/dealers specializing in municipal bonds to assist the Adviser in both (1) determining the purchase price of rated and non-rated Bonds and (2) valuing the rated and non-rated Bonds for net asset value computa-tion purposes.

In evaluating Bonds, the Adviser analyzes the extent of investment risk by policies that include:

(1) The extent of unemployment within the assessment district for the issuer of a Bond and the extent to which this may affect repayment of the Bond at maturity;

(2) The extent to which the real property within the assessment district is owned by a small number of persons or entities and the relative economic strength of such persons or entities which may affect repayment of the Bond at maturity;

(3) The financial position of the political subdivision, including, but not limited to, the extent of its existing indebtedness.

These limitations and policies are considered primarily at the time of purchase. The sale of a Bond is not mandated in case of a subsequent change in circumstances. Indeed, Bonds are commonly held until maturity, when the Bond will be redeemed for its full face value, assuming no defaults. Nonetheless, both rated and non-rated Bonds may be sold prior to maturity for various purposes, such as a desire for greater liquidity or to preserve capital.

The Fund invests predominantly in municipal obligations issued by the State of Idaho or any political subdivision, agency or instrumentality thereof ("Municipality"). These municipal obligations generally include Municipal bonds, Municipal notes, Municipal commercial paper, and any other obligation from which the pay-ment of interest, in the opinion of the bond issuer's 5

counsel,  is  exempt  from  Federal  and  Idaho  State  income  tax.   General
descriptions  of  these  investments  are:

Municipal bonds are debt obligations issued to obtain funds for various public
---------------
purposes such as construction of public facilities (e.g., airports, highways, bridges, and schools). Maturities of municipal bonds at the time of issuance may range from one year to 30 years or more.

Municipal notes are short-term obligations of municipalities, generally with a
---------------
matu-rity ranging from six months to three years. The principal types of notes include tax, bond, and revenue anticipation notes and project notes.

Municipal commercial paper refers to short-term obligations of municipalities,
--------------------------
which may be issued at a discount. Such paper is likely to be issued to meet seasonal working capital needs of the Municipality or interim construction financing. Municipal commer-cial paper is, in most cases, backed by letters of credit, lending agreements, note repur-chase agreements, or other credit facility agreements offered by banks and other institu-tions.

Municipal notes and commercial paper obligations are usually issued in the following cir-cumstances: (a) When borrowing is in anticipation of long-term financing, the paper is gen-erally referred to as bond anticipation notes ("BAN"). Cities are authorized to issue revenue bond anticipation notes. The maturity date cannot exceed five years from the date of issue. Payment can be extended for not more than three years from their maturity date. BANs are se-cured by income and revenues derived by the city from the project and from the sale of the rev-enue bonds in anticipation of which the notes are issued.
(b) Borrowings to level temporary shortfalls in revenue occasioned by irregular receipts of taxes are generally referred to as tax anticipation notes ("TAN"). Taxing districts, including counties, any political subdivision of the state, any municipal corporation, school districts, any quasi-municipal corporation or any other public corporation authorized to levy taxes, are authorized to borrow money and issue a TAN. The TANs must mature no longer than one year from the date of issue and are issued in anticipation of collection of taxes in the current fiscal year. The taxing district is limited to an amount equal to 75% of the taxes levied in the current fiscal year and not yet collected. The full faith and credit of the taxing districts back TANs. The State of Idaho is also autho-rized to issue a TAN in anticipation of income or revenue from taxes, but is forbidden by its constitution to engage in deficit spending or long-term borrowing. The term of the obliga-tion is the shorter of 12 months or to the end of the fiscal year. Likewise, the borrowed amount cannot exceed 75% of the income or revenue from taxes which the State tax commission or other tax collection agency certifies is reasonably anticipated to be collected during the current fis-cal year.

Municipal bonds include debt obligations issued to obtain funds for various public purposes, including the construction of public facilities. Municipal bonds may be used to refund out-standing obligations, to obtain funds for general operating expenses, or for lending public or private institutions funds for the construction of educational facilities, hospitals, or housing, or for other public purposes. The two principal classifications of municipal bonds are general obligation and limited obligation (or revenue) bonds. Limited project bonds are known as lo-cal improvement district ("LID") bonds.

General  obligation  bonds  ("GO Bonds") are those obligations of an issuer to
--------------------------
which  the full faith and credit of the municipality is pledged.  The proceeds
--
from GO Bonds are used for a wide variety of public uses, including, but not limited to, public facilities such as the structure or improvement of schools, highways, and roads, water and sewer systems, and facilities for a 6
 variety of public purposes. A GO Bond is paid from ad valorem property taxes or from other tax sources. Many types of obligations may be general obligations of a municipality whether or not they are incurred through the issuance of bonds. GO Bonds may be incurred in the form of a registered warrant, conditional sales contract, or other instrument in which an unconditional and unlimited promise to pay from ad valorem taxes is made.

Revenue  bonds  may  be  issued  to  fund  a wide variety of revenue-producing
--------------
capital  pro-jects  including,  but  not  limited to, electric, gas, water and
------
sewer  systems,  highways,  bridges, and tunnels, airport facilities, colleges
----
and  universities,  hospitals,  and  health,  conven-tion,  recreational,  and
--
housing  facilities.    Although the principal security of these bonds varies,
--
generally,  revenue  bonds  are  payable from a debt service reserve fund, the
--
cash  for  which  is  derived  from the operation of the particular utility or
--
enterprise.    Revenue bonds are not general obligations.  The revenues of the
--
particular utility or system secure them. They can be issued by agencies of a state and can also be issued by political subdivisions including counties, cities, towns, water districts, sewer districts, irrigation districts, port districts, and hous-ing authorities.

The Fund will invest in revenue bonds with a coverage factor between net revenue to the annual debt service of a minimum of 1 to 1.25. Only issues that have a debt service reserve fund balance equal to the average annual debt service will be purchased.

Local  Improvement  District  ("LID")  bonds are secured by assessments levied
----------------------------
against  the  properties  benefited  by  the improvements constructed with the
---
proceeds of the bonds.  This type of financing is available to counties, water
---
and/or sewer districts, highway dis-tricts, irrigation districts, and cities. The property must be specially benefited by the im-provements constructed out of the proceeds of the bonds, generally within a local improve-ment district.

Private  Activity  Bonds,  including Industrial Development Bonds ("IDB"), are
-------------------------
commonly  issued  by  public  authorities but generally are not secured by any
--
taxing  power. Rather, they are secured by the revenues derived from the lease
--
or rental payments received by the industrial user, and the credit quality of such Municipal Bonds is usually directly related to the credit standing of the user of the facilities. Since 1986 there have been substantial, limitations on new issues of municipal bonds to finance privately operated facilities. To the extent, such municipal bonds would generate income that might be taxed under federal alternative minimum tax provisions, the Fund does not invest in Private Activity bonds. The Fund does not antic-ipate that greater than 5% of the Fund's total assets will be invested in Private Activity Bonds.

The Fund may purchase certain variable or floating rate obligations in which the interest rate is adjusted at predesignated periodic intervals (variable rate) or when there is a change in the market rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature that entitles the purchaser to demand prepayment of the principal amount prior to stated maturity. In addition, the is-suer may have a corresponding right to prepay the principal amount prior to maturity.
                           INVESTMENT CONSIDERATIONS
Investing  in securities entails both mar-ket risk and risk of price variation
in  individ-ual  securities.   This is true even for debt securities issued by
the  U.S.  Government.    By  diversifying  its  invest-ments,
7
the Fund may reduce the risk associated with owning one or a few indi-vi-du-al securi-ties. However, there is no assurance that the Fund will achieve its investment objectives.

Many factors may cause the value of a shareholder's investment in the Fund to fluctuate in value. The value of the Fund's portfolio will normally fluctuate inversely with changes in market interest rates. Generally, when market interest rates rise the price of municipal bonds held in the Fund will fall; when rates fall, the price of such bonds will generally rise. In addition, there is a risk that the issuer of a municipal bond or other security will fail to make timely payments of principal and interest. Interest rate fluctuations will affect the Fund's net asset value, but not the income received by the Fund from its portfolio securities. However, because yields on debt securities available for purchase by the Fund vary over time, no specific yield on shares of the Fund can be assured.

Because the Fund concentrates its investments in a single state, there is a greater risk of fluctuation in the values of its portfolio securities than with mutual funds the investments of which are more geographically diverse. Investors should carefully consider the investment risks of such concentration. The Fund's share prices can be affected by political and economic developments within and by the financial condition of the State of Idaho, its public authorities and political subdivisions. The following information may be relevant in considering an investment in the Fund, but is not intended to provide all information relevant to such an investment. Discussions concerning the financial health of the State government might not be relevant to municipal obligations issued by a political subdivision. In addition, general economic conditions may or may not affect issuers of the obligations of the State.

Idaho is located in the northwestern portion of the United States, bordered by Washington, Oregon, Nevada, Utah, Wyoming, Montana, and Canada. Idaho consists of approximately 84,000 square miles of varied terrain. The terrain and access to outdoor activities such as boating, fishing, hunting, and skiing make tourism and recreation a major, growing industry in the State.

Although located in the arid West, Idaho has significant water resources, including 26,000 miles of rivers and streams and more than 2,000 natural lakes. The drop in elevation of rivers like the Snake permit hydropower production, allowing the State some of the lowest electricity rates in the nation.

The State has a broadly based economy, ranging from mining and timber resources to agricultural lands which are irrigated by a series of man-made reservoirs and irrigation systems. More than four million acres are irrigated in the Snake River Basin.

Traditionally, Idaho has been an agricultural State. Livestock, beef, dairy cattle and sheep are important to the economy, while the major food crops include potatoes, wheat, barley, sugar beets, seed crops, and fruit. Major manufacturing industries include food processing, forest products, phosphate processing, computer components, and electronics. Mining also has been important in the development of the State with phosphate rock, silver, lead, zinc and molybdenum among the resources mined. Mining activity is dependent on the market prices of products and over the past few years with depressed prices, mining activity has been declining, and may not improve.

In the past, the State's economy has often behaved counter to national economic trends. In spite of the national difficulties in the 1970's, the State enjoyed economic growth for most years in the decade. The State's economy experienced weaker than average economic performance during the first half of the 1980's. Idaho's economy turned up in 1988, and has continued above the national rates. 8

Much of the State's economic behavior is explained in terms of Idaho's changing mix of industries and markets. In recent years, non-agricultural employment has grown more rapidly, with Idaho's electronics and machinery industry, service sector, tourism, and government sectors among leading areas. Mining has been particularly weak, with forest products, food processing and chemical products sectors among the weaker sectors. The shift from industries dependent on natural resources should make the State less sensitive to events in international and national markets.

Idaho has benefited from recent population exodus from California. The shift has helped make the state among the fastest growing economies in the nation. However impressive this may sound, it is important to bear in mind that Idaho has a relatively small population and percentages are easily changed by the influx of relatively few people. In addition, such immigration brings a demand for increased infrastructure and the financing to fund it. Any such increase in infrastructure would require that economic growth be maintained to support it, and if growth is not maintained economic problems could develop.

The State  operates  under an  annual  budget  system  that  coincides  with the
July-June fiscal year. The State Division of Financial Management in the Governor's office, in connection with the Governor prepares the proposed budget for the ensuing year and the Governor submits this budget to the Legislature. The State must operate on a balanced budget, in accordance with revenue projections. Following the legislative process, appropriation bills for each department or agency are submitted to the House and Senate for approval and then sent to the Governor for signature. The Governor has "line-item veto" power. The appropriations constitute the limit for each department or agency for expenditures.

The State may not incur  long-term  debt,  and,  consequently,  the  funding for
projects  requiring  such  debt  is  done  through  cities,   instrumentalities,
agencies, and political subdivisions of the State.

The State derives its revenues substantially from three sources: personal and corporate income taxes, sales taxes and motor fuel taxes, of which the income taxes provide approximately half. The balance of State revenue came from a variety of minor taxes.

INVESTMENT RESTRICTIONS. In addition to the restrictions stated in the Prospectus, the Fund shall not purchase securities on margin or sell securities short or purchase or write put or call options; purchase "restricted securities" (those which are subject to legal or con-tractual restric-tions on resale or are otherwise not readily marketable); nor invest in oil, gas or other min-eral exploration leases and programs. The Fund shall not make loans to others, except for the purchase of debt securities, or entering into repurchase agreements. The Fund shall not in-vest in securities so as to not comply with Subchapter M of the Code, in that generally at the close of each quarter of the tax year, at least 50% of the value of the Fund's total assets is represented by (i) cash and cash items, government securities, and securities of other regulated invest-ment companies, and (ii) other securities, except that with respect to any one issuer in an amount more than 5% of the Fund's total assets, and no more than 10% of the Fund's voting securities of any one is-suer. In addition, the Fund shall not purchase real estate; real estate limited partnerships (excepting master limited partnerships that are pub-licly traded on a na-tional security ex-change or NASDAQ's National Market System); com-modities or commodity contracts; issue senior securities; provided, however, that a fund may borrow money for extraordinary or emergency purposes and then only if after such borrowing there is asset coverage of at least 300% for all such borrowings; nor act as a securities un-der-writer except that they may pur-chase securities directly from the issuer for investment purposes. No Fund will purchase securities if it has outstanding borrowings exceeding 9

5% of its net assets Also, the Fund shall not purchase or retain securities of any issuer if the officers or trustees of the Trust or its adviser own more than one-half of one percent of the securities of such issuer; invest in any com-pany for the pur-pose of management or exercising control. The Fund shall not invest in the securities of other investment companies, except by purchase where no commis-sion or profit results.
                              PORTFOLIO TURNOVER
The Fund places no restrictions on portfolio turnover and will buy or sell investments accord-ing to the Adviser's appraisal of the factors affecting the market and the economy.



The portfolio turnover rate of the Fund for the fiscal years ended November 30, 1997, 1996, and 1995was 12%, 10%, and 28%, respectively.
                               PERFORMANCE DATA
Average annual Total Return and Current Yield information may be useful to investors in reviewing the Fund's performance. However, certain factors should be taken into account before using the information as a basis for comparison with alternative investments. No ad-justment is made for taxes payable on distributions. The performance for any given past period is not an indication of future rates of return or yield on its shares.

The Fund's total return for the one year ended November 30, 1997 was 5.69%. Average annual total return for the three-year period through November 30, 1997 was 8.88%, for the five-year period 5.93% and for the ten-year period 6.50%.



Average  annual  Total  Return  quotations for various periods illustrated are
                 -------------
computed by find-ing the average annual compounded rate of return over the period quoted that would equate the initial amount invested to the ending redeemable value according to the following formula:
          P  (1  +  T)n      =      ERV

Where
          P = a hypothetical initial Payment of $1,000 T = average annual Total return n = Number of years ERV = Ending Redeemable Value of the $1,000 payment made  at  the  beginning  of  the  period.

To solve for average Total Return, the formula is as follows:

          T    =    (ERV/P)  1/n    -  1

The Fund intends to advertise the tax exempt and/or taxable equivalent yield to investors.

(a) The advertised tax-exempt yield will be the dollar weighted average yield to maturity or call. In determining whether each security in the portfolio will use yield to maturity or yield to call, the lesser of the two will be selected. (b) In determining the advertised taxable equivalent yield the effective tax rate will first be calculated and so stated. It may include federal income tax, state income tax, and fed-eral alternative minimum tax as clearly defined in the ad. The advertised tax-exempt portion 10

of the standardized yield will then be divided by the inverse of the stated effec-tive tax rate and increased by any taxable yield to determine the taxable equivalent yield.

The Fund utilizes the following procedures in determining yield. The yield calculation is based on a 30 day period and is computed by the following formula using the compounded semi-annual APR:

     Nominal  Yield  =  [  [  [  (  (a-b)  /  ( c*d ) ) + 1 ] -1 ] /30 ] * 360

     Compounded  Semi-Annual  APR  =  [ [ 1 + [ Nominal Yield / 2 ] ] 2  ] - 1

Where: a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share (equivalent to Net Asset Value for no-load funds) on the last day of the period.


The Fund's tax-exempt yield for the 30-day period ended November 30, 1997 was 4.27%. The equivalent after-tax yield was 7.69% for Idaho residents with taxable incomes of $270,000, based on a 1997 combined effective federal and Idaho tax rate of 44.5%.

In advertising and sales literature, the Fund may compare its performance with that of other mutual funds, indexes, or averages of other mutual funds, indexes or data, and other competing investment and deposit products. The composition of these indexes or averages differs from that of the Fund. Comparison of the Fund to an alternative investment should be made with consideration of the differences in features and expected performance of the investments.

All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Trust believes to be generally accurate. The Fund may also note its mention or recognition in other newspapers, magazines, or media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Among the newspapers and magazines that might mention the Funds are:

Barron's          Money
Business  Week          Mutual  Fund  Letter
Changing  Times          Morningstar
Consumer  Reports          New  York  Times
Consumer  Digest          Pensions  and  Investment
Financial  World          USA  Today
Forbes          US  News  and  World  Report
Fortune          Wall  Street  Journal
Investors  Daily


The Fund may also compare itself to the Consumer Price Index, a widely recognized measure of inflation, and to other indexes and averages such as:
11

Dow Jones Industrials New York stock Exchange Composite Index Standard & Poor's 500 Stock Index American Stock Exchange Composite Index Standard & Poor's 400
Industrials NASDAQ Composite Wilshire 5000 NASDAQ Industrials Russell 2000 Lipper General Equity Fund Average Lipper Capital Appreciation Fund Average Lipper Equity Funds Average Lipper Growth Funds Average Lipper Growth & Income Fund Average Lipper Small Company Growth Fund Average Lipper Balanced Fund Average Lipper Equity Income Fund Average Ibbotson Common Stocks Index Morningstar Mutual Fund Indices

The indexes and averages are measures of performance of stocks and mutual funds that are classified, calculated, and published by these independent services. The Fund may also use comparative performance as computed in a ranking by these or other independent services.

A Fund may also cite its rating or other mention by Morningstar or another entity. Morningstar's ratings are based on risk-adjusted total return performance, as computed by Morningstar by subtracting the Fund's risk score as computed by Morningstar, from the fund's total return score. This numerical score is then translated into rating categories.
                            MANAGEMENT OF THE TRUST
Information concerning Trustees and Officers of the Trust and their principal occupations for the past five years is shown below:

A.  HERBERT  ERSHIG  -  Trustee
          22  Shorewood  Drive,  Bellingham,  WA.    98225.
Retired.
President, Ershings, Inc., Bellingham WA, industrial manufacturing, from 1960 to 1996.

GARY  A.  GOLDFOGEL,  MD  -  Trustee
          1500  N.  State  Street,  Bellingham,  WA  98225.
Pathologist.    Whatcom  County  Medical  Examiner,  Bellingham  WA.

NICHOLAS KAISER, MBA, CFA - President and Trustee * 1300 N. State Street, Bellingham, WA 98225.
President of Saturna Capital Corporation, since July 1989. President of Unified Management Corporation, Indianapolis IN, investment advisers and brokers, from 1976 through June 1989.

JOHN  E.  LOVE  -  Trustee
          Box  188,  Garfield,  Washington  99130
     Owner, J.E. Love Co., international agricultural equipment manufacturer, Garfield, WA
     Director,  Bank  of  Whitman,  Colfax,  Wash.
     Rear  Admiral,  U.S.  Navy,  Retired.

JOHN  S.  MOORE,  Ph.D.  -  Trustee
          College  of  Business  and Economics, Western Washington University,
12

          Bellingham,  WA  98225-9077
     Professor  of  Business  Administration.


PHELPS  S.  MCILVAINE  -  Vice  President
          1300  N.  State  Street,  Bellingham,  WA  98225.
     Vice President and Director, Saturna Capital Corporation, January 1994 to present.
     Bond  Arbitrage  Trader,  Hickey  Financial,  Chicago  Illinois 1987-1994


PANDORA  M.  LARNER  -  Secretary
          1300  N.  State  Street,  Bellingham,  WA  98225.
     Saturna  Capital  Corporation,  October  1996  to  present.
     Medical  supervisor,  1991  to  1993.
     Housewife,  1994  to  1995.
     Clothing  sales  representative,  1995  to  Feb.  1996.
     Medical  receptionist,  Feb.  1996  to  Sept.  1996.

TERESA  K.  ANDERSON,  CMA.,    MBA  -  Treasurer
          1300  N.  State  Street,  Bellingham,  WA  98225.
Assistant   Treasurer, Saturna Capital Corporation, December, 1993 to present.
Full  time  student  prior  to  1993.

* Nicholas Kaiser is an "interested person" of the Trust as defined in the Investment Company Act of 1940.

The  Trust  pays  disinterested  trustees  $100  per  meeting  attended  and
reimbursement  of  travel  ex-penses  (pro-rata  to  each  Fund).   Mr. Kaiser
receives no compensation from the Trust, nor are the other officers of the Trust paid for their duties with the Trust.






                                  Pension or                            Total
                     Aggregate    Retirement                            Compensation
Name of              Compensa-    Benefits Accrued   Estimated Annual   From Registrant
Person;              tion From    As Part of Fund    Benefits Upon      and Fund Complex
Position             Registrant   Expenses           Retirement         Paid to Directors
-------------------  -----------  -----------------  -----------------  -----------------
A. HERBERT ERSHIG    $       400  $               0  $               0            $400
Trustee

GARY A. GOLDFOGEL            400                  0                  0             400
Trustee

JOHN E. LOVE                 400                  0                  0             400
Trustee

JOHN S. MOORE,               400                  0                  0             400
Trustee

NICHOLAS F. KAISER,            0                  0                  0               0
Trustee





The Board has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust. No Executive Committee has been established at this time. An Audit Committee, consisting 13

of the disinterested directors, meets to select the independent accountant and review all audit reports.

As of February 24, 1998, officers, trustees and their families as a group owned no shares of the Fund.

                        PRINCIPAL HOLDERS OF SECURITIES
As of February 24, 1998, no one person is known to own more than 5% of the fund.

                    INVESTMENT ADVISORY AND OTHER SERVICES The Fund is obligated to pay Saturna Capital monthly an advisory fee at the annual rate of 0.50% of the average daily net assets up to $250 million, 0.40% of assets be-tween $250 million and $1 billion, and 0.30% of assets in excess of $1 billion. Through March 31, 1999, Saturna is voluntarily obligated to reimburse the Fund monthly if non-extraordinary expenses exceed an annual rate of 0.80% of average daily net asset value, subject to cancellation by the adviser on 30 days' notice.
The Fund pays its own taxes, brokerage commissions (if any), trustees' fees, legal and accounting fees, insurance premiums, custodian, transfer agent, registrar and dividend disbursing agent fees, expenses incurred in complying with state and federal laws regulating the issue and sale of its shares, and mailing and printing costs for prospectuses, reports and notices to shareowners. The Adviser, at its own expense and without additional cost to the Fund, fur-nishes office space, office facilities, and equipment, personnel (including executive officers) and clerical and bookkeeping services required to conduct the business of the Fund.

The laws and regulations of various states set expense limitations for mutual funds as a condi-tion for registration to offer and sell shares in that state. Usually, the expense limitation re-quires reimbursement if, and to the extent that, the aggregate operating expenses including the advisory fee but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, are in excess of a specified percentage of the average net assets of a Fund for its fiscal year. The only state the adviser believes maintains an expense limitation is California, which limits aggregate annual expenses (with exceptions) to 2.5% of the first $30 million of average net assets, 2% of the next $70 million and
1.5% of the  remaining  average net  assets.       Saturna  Capital  Corporation
provides services as the transfer agent and dividend-paying agent for each Fund. As transfer agent, Saturna furnishes to each shareowner a statement after each transaction, an historical statement at the end of each year showing all transactions during the year, and Form 1099 tax forms. Saturna also, on behalf of the Trust, responds to shareowners' questions or correspondence. Further, the transfer agent regularly furnishes each Fund with current shareowner lists and information necessary to keep the shares in balance with the Trust's records. The transfer agent performs the mailing of financial statements, notices, and prospectuses to shareowners.

As compensation for services as transfer agent and dividend disbursement agent, the Fund pays Saturna an annual fee of $1.10 per month per shareowner account, which the Trustees have determined is no more than the cost of performing such services. The Fund reimburses Saturna 14

for any out-of-pocket expense for forms and mailing costs used in performing its functions. For the fiscal year ended November 30, 1997, the Fund paid transfer agent fees of $4,050.

For the fiscal year ended November 30, 1997, the Fund paid $25,451 in investment adviser and administration fees, of which the adviser waived $8,311. For the fiscal year ending November 30, 1996, the Fund was required to pay $24,540, of which Saturna Capital waived $11,923. For fiscal year 1995, the comparable figures were $30,862 and $14,048.

National City Bank, Indianapolis, Indiana 46255 is the custodian of the Fund's securities and other as-sets. As custodian, the bank holds in custody all securities and cash, settles for all securities transactions, receives money from sale of shares and on order of the Fund pays the autho-rized expenses of the Fund. When Fund shares are redeemed by investors, the proceeds are paid to the shareowner by check drawn on the custodian bank.

Tait, Weller and Baker, Eight Penn Center Plaza, Philadelphia PA 19103 served as independent accountants for the fiscal year ending November 30, 1997. The independent accountants conduct the annual audit of the Trust as of November 30 and prepare the tax returns of the Fund.
                             BROKERAGE ALLOCATION
For fiscal years 1997, 1996, and 1995 Idaho Tax-Exempt Fund paid no brokerage commissions.

BROKERAGE  POLICIES

The placing of purchase and sale orders as well as the negotiation of commissions, if any, is per-formed by the Adviser and is reviewed by the Board of Trustees. The Adviser may allocate brokerage to any broker in return for research or services and for selling shares of the Fund. Brokers may provide research or statistical material to the Adviser, but this information is only supplemental to the research and other statistics and material accumulated and maintained through the Adviser's own efforts. Any such sup-plemental information may or may not be of value or used in making investment decisions for the Fund or any other account serviced by the Adviser.

The primary consideration in effecting securities transactions for the Fund is to obtain the best price and execution which in the judgment of the Adviser is attainable at the time and which would bring the best net overall economic result to the Fund. Factors taken into account in the selection of brokers include the price of the security, commissions paid on the transac-tion, the efficiency and cooperation with which the transaction is effected, the expediency of making settlement and the financial strength and stability of the broker. The Adviser may negotiate commissions at a rate in excess of the amount another broker would have charged if it determines in good faith that the overall net economic result is favorable to the Fund. The Adviser evaluates whether brokerage commissions are reasonable based upon available in-formation about the general level of commissions paid by similar mutual funds for compara-ble services.

The Adviser's subsidiary, Investors National Corporation, is qualified as a broker-dealer to engage in a general brokerage business. Investors National Corporation conducts all its transactions on an agency basis for established "deep discount" commissions; it does not make markets, "deal," or maintain inventories of securities. For brokerage conducted through an af-filiate of the Adviser, the Trustees have adopted procedures reasonably designed to ensure that any brokerage fees are reasonable and fair compared to remuneration received by other brokers in comparable 15

transactions. The Trustees are provided detailed quarterly monitoring reports and review the procedures at least annually.
         PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED See How to Buy Shares, How to Redeem Shares and Net Asset Value in the Prospectus for an ex-planation about the ways to purchase or redeem shares.

In addition to normal purchases or redemptions, the shares of each Fund may be exchanged for shares of other Funds of Saturna Investment Trust when additional Funds are offered. Exchange will be made at no charge upon written request or by telephone if the shareowner has previously authorized telephone privileges on the application. A gain or loss for federal tax purposes will be realized upon redemption of any shares for the purposes of an exchange as described above.

Net asset value per share is determined by dividing the value of all securities and other assets, less liabilities, by the number of shares outstanding. The net asset value is determined for each Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Exchange is open for trading. The Exchange is generally closed on: New Year's Day, Washington's Birthday/President's Day, Good Friday, Memorial Day, Independence Day (observance), Labor Day, Thanksgiving Day and Christmas Holiday.
                                  TAX STATUS
Saturna Investment Trust is organized as a "series" investment company. At present, only the Fund and the Sextant Funds are offered, but the Trust may create in the future additional Funds with different investment objectives. Each Fund is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that Fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the Adviser. Assets of each Fund are segregated. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses, and liabilities. Each Fund conducts separate voting on issues relating solely to that Fund, except as re-quired by the Investment Company Act. The tax status and tax consequences to shareowners of each separate Fund will differ, depending upon the investment objectives, operations, income, gain or loss, and distributions from each Fund.

Each Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as it has since inception, with the provisions of the Internal Revenue Code applicable to regulated investment companies, which relieve the Funds of federal income taxes on the amounts so distributed. The Fund declares dividends from net investment tax-exempt income daily, payable at each month-end. Net investment taxable income, if any, is declared as a dividend only at month-end. Distribution of any capital gains is made at the end of the fiscal year in November.

The amount of investment income and capital gains, if any, which will be available for distri-bution by a Fund of the Trust in the future cannot be predicted due to continually changing eco-nomic conditions and market prices.
16

Dividends and distributions from capital gains are normally reinvested in additional full and fractional shares of the Fund. The shares purchased with dividends or capital gains dis-tributions may be redeemed using any of the methods for redemption of shares.

Distributions and dividends may be subject to federal, state, and local taxes. Shareowners will be taxed whether the shares automatically purchased with dividends and distributions are left in the Fund or are redeemed by the shareowner.

Interest received upon the obligations of the State of Idaho or political subdivisions thereof are exempt from income tax in the State of Idaho. An Idaho Income Tax ruling provides a pass-through of the tax-exempt character of interest received by a regulated investment company, such as the Idaho Tax-Exempt Fund, upon distribution to shareholders.

Shortly after the end of each calendar year, shareowners are mailed a Form 1099-DIV advising of the dividends paid the shareowner for the year.

If you do not furnish the transfer agent with a valid Social Security or Tax Identification Number and in certain other circumstances, we are required to withhold 31% of income from your account. Dividends distributions to shareowners who are nonresident aliens may be subject to a 30% United States withholding tax under the existing provisions of the code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. If the IRS determines that the Trust should be fined or penalized for inaccurate or missing or otherwise inadequate reporting of a Tax Identification Number, the amount of the IRS fee or penalty will be directly assessed to the shareowner account involved.
                             FINANCIAL STATEMENTS

The most recent audited annual report accompanies this Statement of Additional Infor-mation. The financial statements and selected per share data and ratios dated November 30, 1997, together with the report of independent accountants dated  December 12, 1997,  are  considered a part of the Statement of Additional
Information and are in-corporated by reference.      17

                                   APPENDIX
                                 BOND RATINGS

GENERAL. Moody's and S&P's ratings represent their opinions as to quality of the municipal bonds which they undertake (for a fee) to rate. Such ratings are not an absolute standard of quality. Consequently, a municipal bond with the same maturity, coupon, and ratings may have different yields while municipal bonds having the same matu-rity and coupon, but with different ratings, may have the same yield.

BOND  RATINGS

MOODY'S INVESTORS SERVICES, INC., describes its ratings for debt securities as follows:


AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and princi-pal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in the Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which may make the long-term risks appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are being considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a sus-ceptibility to impairment sometime in the future.


STANDARD & POOR'S describes its rating for debt securities as follows:


AAA Bonds which are rated AAA have the highest rating assigned by Standard & Poor's. Capacity to repay interest and to pay principal is extremely strong.

AA Bonds which are rated AA have a very strong capacity to pay interest and to repay principal, and differ from the higher rated issues only in small degree.

A Bonds which are rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effect of 18 changes and cir-cumstances in economic conditions than bonds in higher rated categories.

NOTES

MOODY'S INVESTORS SERVICES, INC., describes its ratings for municipal notes as follows

MIG-1 The MIG-1  designation  denotes  best  quality.  There is  present  strong
protection  by  established  cash  flows,   superior   liquidity   support,   or
demonstrated broad-based access to the market for refinancing.

 MIG-2 The MIG-2 designation denotes high quality, with mar-gins for protection ample though not as large as that for MIG-1.

STANDARD & POOR'S describes its rating for municipal notes as follows:

SP-1 The SP-1 rating  denotes a very strong or strong  capacity to pay principal
and  inter-est.   Those  issues  determined  to  possess   overwhelming   safety
characteristics will be given a plus (+) designation.

SP-2 The SP-2 rating denotes a satisfactory capacity to pay principal and interest.

COMMERCIAL  PAPER

MOODY'S INVESTORS SERVICES, INC., describes its ratings for commercial paper as follows

PRIME-1  Issuers  rated  PRIME-1,  or related  supporting  institutions,  have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
     (i)          Leading  market  positions  in  well-established industries.
     (ii)          High  rates  of  return  on  funds  employed
     (iii)       Conservative capitalization structures with moderate reliance
on  debt  and  a          ample  asset  protection.
     (iv) Broad margins in earnings, coverage of fixed financial charges, and high internal cash generation.
     (v)          Well-established  access to a range of financial markets and
assured          sources  of  alternate  liquidity.

PRIME-2 Issuers rated PRIME-2, or related supporting institutions, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earning trends and cov-erage ratios, while sound, will be more subject to variation. Capitalization characteris-tics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S describes its rating for commercial paper as follows:

A-1 The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess over-whelming safety characteristics are denoted with a plus (+) designation.
19

A-2 The A-2 designation indicates capacity for timely payment is satisfactory. However, the rela-tive degree of safety is not as high as for issues designated A-1.

Under normal market conditions, the Fund does not anticipate investing in Moody's rated bonds below A or Moody's rated notes below MIG 2 or Moody's rated commercial paper below Prime-2. Similarly, the Fund does not anticipate investing in S&P rated bonds below A or S&P rated notes below SP-2 or S&P rated commercial paper below A-2. 20






                                    PART C



                               OTHER INFORMATION

Financial  Statements  and  Exhibits
------------------------------------

(a)  Financial  Statements

There is incorporated into Part B of this Registration Statement the following financial information in the Annual Report to shareowners for the fiscal year ended November 30, 1997:

Report of Tait, Weller & Baker, LLP, Independent Accountants. For each portfolio of the Fund: Statement of Assets and Liabilities as of November 30, 1997. Statement of Operations - Year ended November 30, 1997. Statement of Changes in Net Assets - years ended November 30, 1996 and November 30, 1997. Investments - November 30, 1997. Financial Highlights - November 30, 1997. Notes to Financial
Statements        Also  incorporated  by  reference  is the  Discussion  of Fund
Performance (Unaudited) for each Fund of the Trust

A copy of each of the Annual Reports for the Trust are included as Exhibits A-1 and A-2

Included  in  Part  C:

Consent  of  Independent  Accountants.

(b) Exhibits included with this filing: foot1 Items marked with an asterisk (*) are incorporated by reference from exhibits previously filed.

- *(a) Agreement and Declaration of Trust of Northwest Investors Tax-Exempt Business Trust, filed February 20, 1987 with Secretary of State of Washington. Incorporated by Reference. Filed as Exhibit No. 1 to initial
filing  of  Form  N-1A  in  1987.    File  No.  33-13247.

a

*(b) Articles of Amendment to the Declaration of Trust of Northwest Investors Trust, as adopted by resolution of the Board of Trustees on November 24, 1992, filed with the Secretary of State of Washington December 1, 1992. Incorporated by Reference. Filed as Exhibit No. 1(b) to Amendment No. 8 to Form N-1A dated December 21, 1992.

     *(c) Articles of Amendment to the Declaration of Trust of Northwest Investors Trust, as adopted by resolution of the Board of Trustees on July 10, 1995. Incorporated by Reference. Filed as Exhibit No. 1-3 to Amendment No. 13 to Form N-1A dated July 11, 1995.

     *(d) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, as adopted by vote of the shareholders on September 28, 1995. Filed as Exhibit No. 1-4 to Amendment No. 14 to Form N-1A dated March 29, 1996.

(2)* Bylaws of Northwest Investors Trust, adopted by the Board of Trustees, July 21, 1992. Incorporated by Reference. Filed as Exhibit No. 2 to Amendment No. 8 to Form N-1A dated December 21, 1992.

(3)          Not  applicable.

(4)          Not  applicable.

(5) *(a) Investment Advisory and Administrative Services Agreement for the series Sextant International Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995 and shareholders on September 28, 1995. Filed as Exhibit No. 5-1 to Amendment No. 14 to Form N-1A dated March 29, 1996.

     *(b) Investment Advisory and Administrative Services Agreement for the series Sextant Growth Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995 and shareholders on September 28, 1995.
Filed  as  Exhibit  No.  5-2  to Amendment No. 14 to Form N-1A dated March 29,
1996.
b

     *(c) Investment Advisory and Administrative Services Agreement for the series Sextant Bond Income Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995 and shareholders on September 28, 1995. Filed as Exhibit No. 5-3 to Amendment No. 14 to Form N-1A dated March 29, 1996.

     *(d) Investment Advisory and Administrative Services Agreement for the series Sextant Short-Term Bond Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995 and shareholders on September 28, 1995. Filed as Exhibit No. 5-4 to Amendment No. 14 to Form N-1A dated March 29, 1996.

(6)          Not  applicable.

(7)          Not  applicable.

(8)* Form of Custodian Agreement for each series of the Trust, between the Trust and National City Bank, Indiana. Filed as Exhibit No. 8-1 to Amendment No. 14 to Form N-1A dated March 29, 1996.

(9)* Transfer Agent Agreement for the Northwest Investors Trust between the Trust and Saturna Capital Corporation, dated October 12. Filed as Exhibit
C  to  Proxy  Statement  dated  September  21,  1990.    File  No.  33-13247.

(10)          *(a)  Opinion of Counsel dated 1987.  Incorporated by Reference.
Filed  as  Exhibit to initial filing of Form N-1A in 1987.  File No. 33-13247.

     *(b) Opinion for Washington Tax-Exempt series. Incorporated by Reference. Filed as Exhibit No. 10-2 to Amendment No. 8 to Form N-1A dated December 21, 1992.


     *(c)  Opinion of Counsel of Barnes & Thornburg.  Filed as Exhibit 10-3 to
Amendment  No.  13  to  Form  N-1A  dated  July  11,  1995
c

(11)          (a)  Consent of Tait, Weller  & Baker LLP, Independent Auditors.
Filed  as  Exhibit  11-1.

     (b) Copies of Powers of Attorney of Trustees of Saturna Investment Trust attached as Exhibit 11-2.

(12)          Not  applicable.

(13)          Not  applicable.

(14)* (a) Prototype Paired Defined Contribution Money Purchase Pension and Profit Sharing Plan. Filed as Exhibit No. 14-1 to Amendment No. 7 to for N-1A in 1992. File No. 33-13247.

     (b)  Defined  Contribution Trust.  Filed as Exhibit No. 14-2 to Amendment
No.  7  to  for  N-1A  in  1992.    File  No.  33-13247.

     (c) Money Purchase Pension Adoption Agreement.  Filed as Exhibit No. 14-3
to  Amendment  No.  7  to  for  N-1A  in  1992.    File  No.  33-13247.

     (d)  Profit  Sharing  Adoption  Agreement.   Filed as Exhibit No. 14-4 to
Amendment  No.  7  to  for  N-1A  in  1992.    File  No.  33-13247.

(15)          Not  applicable.

(16)          Computation  of  Performance.

The Average Annual Total Return since the inception of the Idaho Tax-Exempt Fund through November 30, 1997 is computed to be 6.50%, for Sextant Growth Fund 16.28%, for Sextant Bond Income Fund 6.92%, for Sextant International Fund 14.41%, and for Sextant Short-Term Bond Fund 5.24%.

d

Persons  Controlled  by  or  Under  Common  Control  with  Registrant
---------------------------------------------------------------------

No person or persons are directly or indirectly controlled by or under common control with the Registrant.
e

Number  of  Holders  of  Securities
-----------------------------------


As of February 25, 1998 the following information is furnished for Saturna Investment Trust:
          (1)                                                  (2)
     Title  of  Class                              Number  of  Record  Holders
     ----------------                              ---------------------------

Shares          37          Sextant  Bond  Income  Fund
     66          Sextant  Short-Term  Bond  Fund
     193          Sextant  Growth  Fund
     76          Sextant  International  Fund
     241          Idaho  Tax-Exempt  Fund

Indemnification
---------------

There is no provision for indemnification of the officers and trustees of the Trust except as provided the Agreement and Declaration of Trust of Saturna
Investment  Trust,  which  provisions  are set forth below.  The  provisions  of
Article IV, Section 1 and Article XI of Trust of the Registrant previously filed as Exhibit 1 to this Registration Statement are incorporated herein by reference.

In the performance of his duties as Trustee, each Trustee shall not be personally liable to the Trust or its shareowners for any monetary damages for any breach of duty as a Trustee, provided that this limitation shall not be construed as limiting the liability of the Trustee for (l) any breach of the Trustee's duty of loyalty to the Trust or its shareowners, (2) acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, (3) for the unlawful payment of dividends or redemption of shares, or
(4) for any transaction from which the Trustee derives an improper personal benefit.


The Trustees, officers, employees and agents of the Trust are indemnified by the Trust for the fines, judgments and costs of suit, with respect to actions brought against them in their capacity as agents of the Trust or against them on behalf of the Trust. However, no Trustee or officer will be f protected
from liability for acts of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Trust may purchase and maintain insurance on behalf of any current or past Trustee, officer, agent or employee against any liability asserted against such person or incurred by him by reason of such capacity or status, provided, that no such insurance may be maintained if such would indemnify such person for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Trustees, officers and agents of the Trust have no power to bind any past or present shareowner to any Fund of the Trust solely by reason that the shareowner is an owner of the beneficial interest in any Fund. Each such shareowner shall be entitled to indemnification from the Trust for any recovery against him solely because of his capacity and status as a shareowner.

The Trustees may provide in agreements of the Trust provisions setting forth, to the extent considered necessary, the limitations of liabilities of the Trust to the assets of shareowners, officers, agents and employees of the Trust. The Investment Advisory Agreement, Distribution Agreement, Custodian Agreement, and Transfer Agent agreement of the Trust contain such a provision.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling person of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a

g
claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Business  and  Other  Connections  of  Investment  Adviser
----------------------------------------------------------

The answer to this item is disclosed in Part A and Part B of the Form N-1A under "Management of the Trust."

Principal  Underwriters
-----------------------

Investors National Corporation, 1300 N. State Street, Bellingham, Washington 98225, a wholly-owned subsidiary of Saturna Capital Corporation, acts as distributor for the Funds without compensation. The primary business of Investors National Corporation is retail discount brokerage. As of February 10, 1998, Investors National Corporation owned 35,806.196 shares of Sextant Short-Term Bond Fund, and 5,792.117 shares of Sextant Bond Income Fund.

The following table sets forth information with respect to each director and executive officer of Investors National Corporation.

Name  and  Principal           Positions and Offices     Positions and Offices
Business  Address                    with  distributor         with registrant
-----------------                    -----------------         ---------------

Nicholas  Kaiser              Director & President          President, Trustee
1300  State  St.
Bellingham  WA  98225

h

Meredith  Ross                    Director  &  Vice  President          None
1300  State  St.                    &  Secretary
Bellingham  WA  98225

Phelps  McIlvaine                 Director & Treasurer          Vice President
1300  State  St.
Bellingham  WA  98225

Location  of  Accounts  and  Records
------------------------------------

With the exception of those records maintained by the Custodian bank, all records of the Trust are physically in the possession of the Trust and maintained at the offices of Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225.

Management  Services
--------------------

There are no management-related contracts in which service is provided to the Trust other than those discussed in Parts A and B of this Form N-1A.

Undertakings
------------

The Fund hereby undertakes pursuant to Section 16(c) of the 1940 Act, that, in the event of shareholder application pursuant to such Section, it will assist such shareholders as set forth in such Section.

The Fund hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Fund's latest annual report to shareholders, upon request and without charge. i
                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Amendment to
Registration Statement to be duly signed on its behalf by the undersigned thereunto duly authorized in the City of Bellingham, State of Washington, on the 20th day of March, 1998. Registrant further represents that this Amendment is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 and that the Amendment meets applicable conditions set forth therein.

                    SATURNA  INVESTMENT  TRUST

                    By          /s/  Nicholas  F.  Kaiser
                                -------------------------
                         Nicholas  F.  Kaiser,  President

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

 Signature          Title          Date
 ---------          -----          ----

      /s/  Nicholas  F. Kaiser          President               March 20, 1998
      ------------------------                                  --------------
          Nicholas  F.  Kaiser          (principal  Executive
               Officer);  Trustee

     /s/Teresa  K.  Anderson            Treasurer               March 20, 1998
     -----------------------                                    --------------
          Teresa  K.  Anderson          (principal  Financial
               Officer)

**  Gary  Goldfogel          All other Trustees                 March 20, 1998
                                                                --------------
**  John  E.  Love
**  John  S.  Moore
**  A.  Herbert  Ershig

     **          By/s/  Nicholas  F.  Kaiser
                   -------------------------
               Nicholas  F.  Kaiser,  President,
               Attorney-in-fact